Schedule of Investments
(unaudited)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
720 East CLO VI Ltd., Series 2024-3A, Class
A1, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.03%, 01/20/38
(b)
............ USD 1,000 $ 1,000,600
A10 Issuer LLC, Series 2025-FL6, Class A,
(1-mo. CME Term SOFR at 1.47% Floor +
1.47%), 5.14%, 05/15/42
(b)
............ 838 837,631
ACREC LLC, Series 2026-FL4, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
5.13%, 01/18/43
(b)
.................. 1,000 997,040
ACRES Commercial Realty Issuer LLC, Series
2026-FL4, Class A, (1-mo. CME Term SOFR
at 1.45% Floor + 1.45%), 5.11%, 08/18/44
(b)
. 1,000 998,376
AGL CLO 7 Ltd., Series 2020-7A, Class AR2,
(3-mo. CME Term SOFR at 1.25% Floor +
1.25%), 4.92%, 10/15/38
(b)
............ 2,000 1,998,289
AGL Core CLO 36 Ltd., Series 2024-36A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.27%, 01/23/38
(b)
............ 2,000 1,999,350
Anchorage Capital CLO 31 Ltd., Series 2025-
31A, Class A1, (3-mo. CME Term SOFR at
1.30% Floor + 1.30%), 5.06%, 10/20/38
(b)
.. 2,000 2,000,474
Apidos CLO XXVIII, Series 2017-28A, Class
A1AR, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 4.97%, 10/20/38
(b)
....... 1,500 1,500,394
Apidos CLO XXXIX Ltd., Series 2022-39A, Class
A1R, (3-mo. CME Term SOFR at 1.23% Floor
+ 1.23%), 4.90%, 10/21/38
(b)
........... 2,000 1,998,977
AREIT, Series 2025-CRE11, Class A, (1-mo.
CME Term SOFR at 1.55% Floor + 1.55%),
5.23%, 07/25/43
(b)
.................. 1,000 1,000,351
AREIT Ltd., Series 2025-CRE10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor + 1.39%),
5.07%, 12/17/29
(b)
.................. 770 767,986
Ballyrock CLO 14 Ltd., Series 2020-14A, Class
A1AR, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.05%, 07/20/37
(b)
....... 1,500 1,500,423
Ballyrock CLO 27 Ltd., Series 2024-27A, Class
A1A, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 5.02%, 10/25/37
(b)
........... 1,800 1,800,343
Bayview Financial Revolving Asset Trust, Series
2005-A, Class A1, (1-mo. CME Term SOFR at
1.00% Floor + 1.11%), 4.79%, 02/28/40
(b)
.. 405 365,806
BDS LLC, Series 2025-FL14, Class A, (1-mo.
CME Term SOFR at 1.28% Floor + 1.28%),
4.96%, 10/17/42
(b)
.................. 1,000 995,152
Benefit Street Partners CLO XII-B Ltd., Series
2017-12BRA, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
10/15/37
(b)
....................... 1,350 1,350,717
Birch Grove CLO 9 Ltd., Series 2024-9A, Class
B, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.37%, 10/22/37
(b)
............ 1,000 999,677
Bridge Street CLO VI Ltd., Series 2025-2A, Class
A1, (3-mo. CME Term SOFR at 1.28% Floor +
1.28%), 5.07%, 01/15/39
(b)
............ 1,000 999,710
Carlyle US CLO Ltd., Series 2019-4A, Class
A11R, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 4.99%, 04/15/35
(b)
....... 1,500 1,500,000
CarVal CLO IV Ltd., Series 2021-1A, Class A1R,
(3-mo. CME Term SOFR at 1.30% Floor +
1.30%), 4.97%, 03/31/38
(b)
............ 1,500 1,499,978
CBAM Ltd., Series 2020-13A, Class A, (3-mo.
CME Term SOFR at 1.43% Floor + 1.69%),
5.36%, 01/20/34
(b)
.................. 1,000 1,001,230
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
(continued)
CIFC Funding Ltd.
(b)
Series 2014-2RA, Class AR, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.03%, 10/24/37 ................. USD 1,000 $ 1,000,366
Series 2018-2A, Class A1R, (3-mo. CME Term
SOFR at 1.37% Floor + 1.37%), 5.04%,
10/20/37 ...................... 2,000 2,000,870
Series 2019-2A, Class A1RR, (3-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
4.92%, 10/17/38 ................. 1,000 998,990
Series 2019-5A, Class A1R2, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%),
4.94%, 10/15/38 ................. 2,400 2,399,626
Series 2019-5A, Class BR2, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.32%,
10/15/38 ...................... 1,500 1,498,830
Series 2020-4A, Class A1R, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 4.97%,
01/15/40 ...................... 1,000 1,000,098
Series 2021-1A, Class CR, (3-mo. CME Term
SOFR at 2.10% Floor + 2.10%), 5.77%,
07/25/37 ...................... 1,000 1,001,004
Series 2023-1A, Class A1R, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 4.91%,
10/15/38 ...................... 1,850 1,849,525
Series 2024-2A, Class A1, (3-mo. CME Term
SOFR at 1.52% Floor + 1.52%), 5.19%,
04/22/37 ...................... 1,000 1,000,292
Diameter Capital CLO 12 Ltd., Series 2025-12A,
Class A, (3-mo. CME Term SOFR at 1.24%
Floor + 1.24%), 5.16%, 10/20/38
(b)
....... 2,000 1,998,933
Diameter Capital CLO 3 Ltd.
(b)
Series 2022-3A, Class A1R, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%), 5.00%,
01/15/38 ...................... 2,500 2,500,052
Series 2022-3A, Class A2R, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
01/15/38 ...................... 2,500 2,501,428
Elmwood CLO II Ltd., Series 2019-2A, Class
CRR, (3-mo. CME Term SOFR at 2.00% Floor
+ 2.00%), 5.67%, 10/20/37
(b)
........... 700 702,094
First Franklin Mortgage Loan Trust, Series 2005-
FF10, Class A6M, (1-mo. CME Term SOFR at
0.70% Floor + 0.81%), 4.49%, 11/25/35 .... 466 440,701
FS Rialto Issuer LLC
(b)
Series 2025-FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.06%,
08/19/42 ...................... 1,155 1,152,519
Series 2026-FL11, Class A, (1-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.13%,
01/19/44 ...................... 704 701,732
Golub Capital Partners CLO 79B Ltd., Series
2025-79A, Class B, (3-mo. CME Term SOFR
at 1.50% Floor + 1.50%), 5.17%, 04/20/38
(b)
. 1,000 999,656
Golub Capital Partners CLO Ltd., Series 2017-
19RA, Class C1R3, (3-mo. CME Term SOFR
at 1.80% Floor + 1.80%), 5.69%, 10/20/36
(b)
. 1,500 1,500,043
Greystone CRE Notes 2025 LLC, Series 2025-
HC4, Class A, (1-mo. CME Term SOFR at
1.78% Floor + 1.78%), 5.46%, 10/15/42
(b)
.. 1,000 1,000,506
Greywolf CLO II Ltd., Series 2013-1A, Class
A2AR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 5.53%, 04/15/34
(b)
....... 300 299,907
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
A, (3-mo. CME Term SOFR at 1.22% Floor +
1.48%), 5.15%, 04/20/34
(b)
............ 500 500,166

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
(continued)
ICG US CLO Ltd., Series 2025-2A, Class A,
(3-mo. CME Term SOFR at 1.25% Floor +
1.25%), 5.01%, 01/18/39
(b)
............ USD 1,000 $ 999,393
Invesco US CLO Ltd., Series 2023-3A, Class AR,
(3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 4.98%, 07/15/38
(b)
............ 500 500,207
Kennedy Lewis CLO 16 Ltd., Series 2024-16A,
Class A1, (3-mo. CME Term SOFR at 1.54%
Floor + 1.54%), 5.21%, 07/20/37
(b)
....... 1,000 999,894
Kennedy Lewis CLO 6 Ltd., Series 6A, Class
AR2, (3-mo. CME Term SOFR at 1.40% Floor
+ 1.40%), 5.07%, 10/22/37
(b)
........... 1,000 1,000,853
Madison Park Funding LXIII Ltd., Series 2023-
63A, Class A1R, (3-mo. CME Term SOFR at
1.40% Floor + 1.40%), 5.07%, 07/21/38
(b)
.. 1,500 1,500,760
Madison Park Funding XXXIII Ltd.
(b)
Series 2019-33A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.47%,
10/15/32 ...................... 1,000 1,000,521
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
5.87%, 10/15/32 ................. 1,000 1,003,754
Madison Park Funding XXXVIII Ltd., Series 2021-
38A, Class A1R, (3-mo. CME Term SOFR at
1.24% Floor + 1.24%), 4.91%, 10/17/38
(b)
.. 1,500 1,499,237
MF1 LLC, Series 2026-FL21, Class A, (1-mo.
CME Term SOFR at 1.35% Floor + 1.35%),
5.03%, 02/18/41
(b)
.................. 1,000 996,282
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2025-FL20, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.13%,
02/18/43
(b)
....................... 700 698,105
New Mountain CLO 2 Ltd., Series CLO-2A, Class
A1R, (3-mo. CME Term SOFR at 1.36% Floor
+ 1.36%), 5.03%, 01/15/38
(b)
........... 1,000 1,000,600
New Mountain CLO 8 Ltd., Series CLO-8A, Class
A1, (3-mo. CME Term SOFR at 1.27% Floor +
1.27%), 5.13%, 10/20/38
(b)
............ 1,000 999,638
Oaktree CLO Ltd.
(b)
Series 2022-3A, Class BR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.42%,
10/15/37 ...................... 1,250 1,249,761
Series 2024-27A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.32%,
10/22/37 ...................... 1,500 1,499,501
OCP CLO Ltd., Series 2021-22A, Class AR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.02%, 10/20/37
(b)
............ 1,000 1,000,156
OHA Credit Funding 22 Ltd., Series 2025-22A,
Class A1, (3-mo. CME Term SOFR at 1.33%
Floor + 1.33%), 5.00%, 07/20/38
(b)
....... 1,500 1,500,181
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class AR2, (3-mo. CME Term SOFR at 1.29%
Floor + 1.29%), 4.96%, 01/22/38
(b)
....... 2,000 1,999,957
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class AR2, (3-mo. CME Term SOFR at 1.33%
Floor + 1.33%), 5.00%, 10/20/37
(b)
....... 2,500 2,500,971
OHA Credit Funding Ltd., Series 2024-17RA,
Class A1, (3-mo. CME Term SOFR at 1.14%
Floor + 1.14%), 4.81%, 04/20/39
(b)
....... 2,000 1,995,784
OHA Loan Funding Ltd., Series 2013-1A, Class
B1R3, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 5.57%, 04/23/37
(b)
....... 1,000 1,000,241
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
(continued)
Palmer Square CLO Ltd.
(b)
Series 2021-4A, Class A1R, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 4.99%,
07/15/38 ...................... USD 3,450 $ 3,452,536
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.02%,
07/20/37 ...................... 1,000 1,000,255
PFP Ltd., Series 2026-13, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%), 5.18%,
08/18/43
(b)
....................... 440 439,998
Pikes Peak CLO 18, Series 2025-18A, Class A1,
(3-mo. CME Term SOFR at 1.22% Floor +
1.22%), 4.89%, 04/20/38
(b)
............ 1,750 1,747,858
Polen Capital CLO Ltd., Series 2025-2A, Class
A1, (3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.04%, 01/20/39
(b)
............ 1,000 1,000,545
PRPM Issuer LLC, Series 2026-CRE1, Class
A, (1-mo. CME Term SOFR at 1.67% Floor +
1.67%), 5.35%, 03/19/43
(b)
............ 900 897,166
Regatta XI Funding Ltd., Series 2018-1A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.07%, 07/17/37
(b)
............ 2,990 2,991,673
Regatta XVII Funding Ltd., Series 2020-1A,
Class AR, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.05%, 10/15/37
(b)
....... 1,500 1,500,786
Regatta XXIV Funding Ltd., Series 2021-5A,
Class AR, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 4.99%, 01/20/38
(b)
....... 2,500 2,500,719
RR 38 Ltd., Series 2025-38A, Class A1A, (3-mo.
CME Term SOFR at 1.15% Floor + 1.15%),
4.82%, 04/15/40
(b)
.................. 1,250 1,246,297
Sagard-HalseyPoint CLO 10 Ltd., Series 2025-
10A, Class A1, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.02%, 10/20/38
(b)
.. 1,300 1,301,123
Signal Peak CLO 12 Ltd., Series 2022-12A,
Class A1R, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.07%, 07/18/37
(b)
....... 1,000 1,000,730
Silver Point CLO 1 Ltd., Series 2022-1A, Class
BR, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.37%, 01/20/38
(b)
............ 2,000 2,001,142
Silver Point CLO 12 Ltd., Series 2025-12A, Class
A1, (3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.29%, 10/15/38
(b)
............ 1,500 1,500,460
Silver Point CLO 5 Ltd., Series 2024-5A, Class
B, (3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 5.42%, 10/20/37
(b)
............ 5,000 5,001,305
Silver Point CLO 8 Ltd., Series 2025-8A, Class
B, (3-mo. CME Term SOFR at 1.50% Floor +
1.50%), 5.17%, 04/15/38
(b)
............ 1,000 997,792
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class BR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.60%), 5.27%, 07/17/38
(b)
....... 1,000 1,000,930
Sixth Street CLO XX Ltd., Series 2021-20A,
Class BR, (3-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.32%, 07/17/38
(b)
....... 750 750,937
Sound Point CLO XXIII, Series 2019-2A, Class
AR, (3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 5.10%, 07/15/34
(b)
............ 1,000 1,000,128
Symphony CLO 40 Ltd., Series 2023-40A, Class
AR, (3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 4.98%, 01/05/38
(b)
............ 2,500 2,500,891
Symphony CLO 43 Ltd., Series 2024-43A, Class
A1, (3-mo. CME Term SOFR at 1.52% Floor +
1.52%), 5.19%, 04/15/37
(b)
............ 1,000 1,000,301

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
(continued)
Symphony CLO XXIX Ltd., Series 2021-29A,
Class BR, (3-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.32%, 10/15/35
(b)
....... USD 1,000 $ 999,450
TICP CLO VI Ltd., Series 2016-6A, Class BR2,
(3-mo. CME Term SOFR at 1.50% Floor +
1.76%), 5.43%, 01/15/34
(b)
............ 1,000 1,000,923
Trestles CLO IV Ltd., Series 2021-4A, Class
AR1, (3-mo. CME Term SOFR at 1.28% Floor
+ 1.28%), 5.07%, 10/30/38
(b)
........... 1,500 1,499,598
Trestles CLO VI Ltd., Series 2023-6A, Class
A1R, (3-mo. CME Term SOFR at 1.18% Floor
+ 1.18%), 4.85%, 04/25/38
(b)
........... 1,000 997,955
Trimaran CAVU Ltd.
(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.09%,
07/23/37 ...................... 2,000 2,001,811
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.47%,
07/23/37 ...................... 1,000 1,001,809
Series 2025-2A, Class A, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.03%,
03/18/38 ...................... 1,000 1,000,492
Trinitas CLO XXIII Ltd., Series 2023-23A, Class
A1R, (3-mo. CME Term SOFR at 1.31% Floor
+ 1.31%), 4.98%, 10/20/38
(b)
........... 2,000 2,000,303
Trinitas CLO XXXII Ltd., Series 2025-32A, Class
C, (3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 5.67%, 07/23/38
(b)
............ 1,000 1,003,155
Trinitas CLO XXXVII Ltd., Series 2025-37A,
Class A1, (3-mo. CME Term SOFR at 1.22%
Floor + 1.22%), 4.89%, 01/22/39
(b)
....... 1,000 999,200
Warwick Capital CLO 5 Ltd., Series 2024-5A,
Class A1, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.03%, 01/20/38
(b)
....... 1,500 1,500,899
Wellington Management CLO 3 Ltd., Series
2024-3A, Class A1, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.03%, 07/18/37
(b)
. 1,000 1,000,415
Whitebox CLO II Ltd., Series 2020-2A, Class
A1R2, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.05%, 10/24/37
(b)
....... 1,500 1,500,932
Total Asset-Backed Securities — 15 .1%
(Cost: $ 130,506,817 ) .............................. 130,446,152
Shares
Shares
Common Stocks
Aerospace & Defense — 0.8%
Airbus SE .......................... 269 50,861
Axon Enterprise, Inc.
(c)
................. 53 22,509
BAE Systems plc ..................... 59,083 1,732,225
BWX Technologies, Inc. ................ 320 65,437
Curtiss-Wright Corp. ................... 182 123,964
Dassault Aviation SA .................. 418 155,581
GE Aerospace ....................... 2,246 637,347
General Dynamics Corp. ................ 199 68,301
Hanwha Aerospace Co. Ltd. ............. 98 83,565
Hanwha Systems Co. Ltd. ............... 821 64,285
HEICO Corp. ....................... 332 91,034
Hensoldt AG ........................ 965 85,644
Hexcel Corp. ........................ 483 39,089
Howmet Aerospace, Inc. ................ 705 162,474
Huntington Ingalls Industries, Inc. .......... 258 98,014
Kongsberg Gruppen ASA ............... 4,937 210,448
Korea Aerospace Industries Ltd. ........... 388 43,862
Security
Shares
Shares Value
Aerospace & Defense (continued)
Kratos Defense & Security Solutions, Inc.
(c)
... 1,115 $ 78,619
L3Harris Technologies, Inc. .............. 432 149,105
Leonardo DRS, Inc. ................... 2,116 94,204
Leonardo SpA ....................... 2,565 174,470
Lockheed Martin Corp. ................. 524 316,700
Melrose Industries plc .................. 1,502 10,178
Moog, Inc. , Class A ................... 141 41,262
Northrop Grumman Corp. ............... 1,082 738,184
Rheinmetall AG ...................... 131 220,969
Rolls-Royce Holdings plc ............... 4,010 60,922
RTX Corp. ......................... 1,808 348,763
Saab AB , Class B .................... 2,609 170,758
Safran SA .......................... 236 77,226
Singapore Technologies Engineering Ltd. ..... 7,600 64,503
Textron, Inc. ........................ 553 48,421
Thales SA .......................... 727 213,189
TransDigm Group, Inc. ................. 115 133,280
Woodward, Inc. ...................... 181 64,784
6,740,177
Air Freight & Logistics — 0.1%
FedEx Corp. ........................ 1,966 700,250
Automobile Components — 0.0%
Bridgestone Corp. .................... 3,900 81,269
Cie Generale des Etablissements Michelin SCA 2,366 81,057
Magna International, Inc. ................ 903 50,431
212,757
Automobiles — 0.1%
Honda Motor Co. Ltd. .................. 55,300 447,574
Subaru Corp. ....................... 2,000 32,223
Toyota Motor Corp. ................... 15,000 311,810
Yamaha Motor Co. Ltd. ................. 3,100 22,396
814,003
Banks — 1.0%
AIB Group plc ....................... 7,917 84,515
Banco Bilbao Vizcaya Argentaria SA ........ 42,123 909,839
Banco Comercial Portugues SA , Class R ..... 25,367 24,707
Bank of America Corp. ................. 24,562 1,197,398
Bank of Ireland Group plc ............... 3,415 61,959
Banque Cantonale Vaudoise (Registered) .... 100 16,265
BNP Paribas SA ..................... 6,972 664,178
BOC Hong Kong Holdings Ltd. ............ 13,000 71,721
Citizens Financial Group, Inc. ............ 11,966 717,601
DBS Group Holdings Ltd. ............... 7,000 311,501
DNB Bank ASA ...................... 2,976 93,115
Grupo Financiero Banorte SAB de CV , Class O 44,630 494,981
HDFC Bank Ltd. , ADR ................. 19,371 481,950
HSBC Holdings plc ................... 20,952 344,086
JPMorgan Chase & Co. ................ 4,027 1,184,582
M&T Bank Corp. ..................... 3,435 710,083
NatWest Group plc .................... 27,907 206,734
Nordea Bank Abp .................... 10,508 180,939
Oversea-Chinese Banking Corp. Ltd. ....... 11,400 195,256
Regions Financial Corp. ................ 7,759 202,665
UniCredit SpA ....................... 3,967 284,608
United Overseas Bank Ltd. .............. 4,200 120,228
8,558,911
Beverages — 0.2%
Brown-Forman Corp. , Class B ............ 5,407 142,961
Coca-Cola Co. (The) .................. 15,850 1,205,393
Coca-Cola HBC AG ................... 769 43,317

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Beverages (continued)
Keurig Dr Pepper, Inc. ................. 17,268 $ 454,666
1,846,337
Biotechnology — 0.0%
CSL Ltd. ........................... 1,705 167,463
Broadline Retail — 0.1%
Alibaba Group Holding Ltd. .............. 66,636 1,044,485
Canadian Tire Corp. Ltd. , Class A .......... 167 22,459
eBay, Inc. .......................... 2,048 186,409
1,253,353
Building Products — 0.2%
A O Smith Corp. ..................... 950 62,643
Carrier Global Corp. ................... 18,478 1,040,496
Cie de Saint-Gobain SA ................ 1,594 131,974
Johnson Controls International plc ......... 598 78,308
Trane Technologies plc ................. 205 85,432
1,398,853
Capital Markets — 0.5%
Bank of New York Mellon Corp. (The) ....... 2,830 335,723
CBOE Global Markets, Inc. .............. 248 69,705
Charles Schwab Corp. (The) ............. 7,447 699,869
Goldman Sachs Group, Inc. (The) ......... 1,088 920,437
Intercontinental Exchange, Inc. ........... 4,138 650,825
Morgan Stanley ...................... 7,979 1,313,104
MSCI, Inc. ......................... 211 113,731
Nasdaq, Inc. ........................ 1,512 128,354
Partners Group Holding AG .............. 79 85,149
Raymond James Financial, Inc. ........... 518 75,001
State Street Corp. .................... 1,696 214,646
4,606,544
Chemicals — 0.5%
Air Liquide SA ....................... 4,814 995,047
Air Products & Chemicals, Inc. ............ 2,045 594,052
Asahi Kasei Corp. .................... 4,800 46,966
DSM-Firmenich AG ................... 571 40,840
DuPont de Nemours, Inc. ............... 871 39,892
Linde plc .......................... 2,020 1,001,435
Mosaic Co. (The) ..................... 2,795 71,272
Nutrien Ltd. ......................... 1,623 122,515
PPG Industries, Inc. ................... 2,086 222,952
Sherwin-Williams Co. (The) .............. 765 245,221
Shin-Etsu Chemical Co. Ltd. ............. 17,800 724,795
4,104,987
Commercial Services & Supplies — 0.0%
Brambles Ltd. ....................... 4,759 74,689
Rentokil Initial plc ..................... 8,204 50,913
Rollins, Inc. ......................... 1,883 100,571
Securitas AB , Class B .................. 1,635 27,383
253,556
Communications Equipment — 0.1%
Arista Networks, Inc.
(c)
................. 755 92,699
Cisco Systems, Inc. ................... 1,935 150,137
F5, Inc.
(c)
.......................... 247 71,465
Motorola Solutions, Inc. ................ 185 80,284
Telefonaktiebolaget LM Ericsson , Class B .... 9,422 107,413
501,998
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA 611 74,515
Bouygues SA ....................... 652 37,788
Eiffage SA ......................... 232 35,581
EMCOR Group, Inc. ................... 102 75,307
Security
Shares
Shares Value
Construction & Engineering (continued)
Kajima Corp. ........................ 1,500 $ 57,223
MasTec, Inc.
(c)
....................... 293 94,270
Quanta Services, Inc. .................. 198 108,706
United Site Services
(c) (d)
................. 4,200 30,450
Vinci SA ........................... 1,720 258,171
772,011
Consumer Finance — 0.0%
American Express Co. ................. 1,415 428,009
Consumer Staples Distribution & Retail — 0.3%
Coles Group Ltd. ..................... 4,570 69,303
Costco Wholesale Corp. ................ 783 780,205
Koninklijke Ahold Delhaize NV ............ 2,988 139,149
Kroger Co. (The) ..................... 5,395 390,382
Target Corp. ........................ 7,962 964,994
Tesco plc .......................... 21,724 136,536
2,480,569
Containers & Packaging — 0.0%
Avery Dennison Corp. .................. 611 105,508
SIG Group AG ....................... 1,030 15,440
120,948
Diversified Consumer Services — 0.1%
Service Corp. International .............. 8,522 703,150
Diversified REITs — 0.1%
Broadstone Net Lease, Inc. .............. 9,858 180,106
Merlin Properties Socimi SA ............. 6,643 108,230
United Urban Investment Corp. ........... 149 160,543
WP Carey, Inc. ...................... 2,103 142,920
591,799
Diversified Telecommunication Services — 0.3%
BT Group plc ........................ 20,617 57,781
Comcast Corp. , Class A ................ 34,943 1,003,214
Elisa OYJ .......................... 483 23,527
Koninklijke KPN NV ................... 192,983 1,075,615
Orange SA ......................... 6,385 130,912
Singapore Telecommunications Ltd. ........ 25,500 97,978
Telenor ASA ........................ 2,107 37,057
2,426,084
Electric Utilities — 0.2%
Alliant Energy Corp. ................... 2,664 191,169
American Electric Power Co., Inc. .......... 950 124,526
CLP Holdings Ltd. .................... 5,500 51,782
Duke Energy Corp. ................... 1,067 139,713
Endesa SA ......................... 1,077 44,914
Enel SpA .......................... 27,497 300,620
Entergy Corp. ....................... 1,082 121,574
Evergy, Inc. ......................... 1,086 88,965
Eversource Energy ................... 5,345 370,302
FirstEnergy Corp. .................... 1,662 84,197
NextEra Energy, Inc. .................. 1,449 134,583
PG&E Corp. ........................ 4,926 86,550
Pinnacle West Capital Corp. ............. 802 80,801
PPL Corp. ......................... 2,586 98,785
Southern Co. (The) ................... 1,479 142,753
Xcel Energy, Inc. ..................... 1,314 104,384
2,165,618
Electrical Equipment — 0.1%
AMETEK, Inc. ....................... 396 84,887
Eaton Corp. plc ...................... 266 95,140
Emerson Electric Co. .................. 681 89,225
GE Vernova, Inc. ..................... 178 155,376

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Generac Holdings, Inc.
(c)
................ 289 $ 56,450
Hubbell, Inc. ........................ 157 77,046
nVent Electric plc ..................... 448 52,989
Vertiv Holdings Co. , Class A ............. 489 122,534
733,647
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. , Class A ............... 2,281 288,204
Keysight Technologies, Inc.
(c)
............. 120 33,885
Murata Manufacturing Co. Ltd. ............ 5,600 125,649
Shimadzu Corp. ...................... 800 19,010
Teledyne Technologies, Inc.
(c)
............. 116 70,181
536,929
Energy Equipment & Services — 0.1%
Baker Hughes Co. , Class A .............. 12,596 768,986
Financial Services — 0.1%
Aimbridge Topco LLC
(c) (d)
................ 899 40,455
Banca Mediolanum SpA ................ 755 15,297
Edenred SE ........................ 814 16,214
Poste Italiane SpA
(b) (e)
.................. 1,570 36,956
Visa, Inc. , Class A .................... 3,719 1,124,031
1,232,953
Food Products — 0.2%
H-Food Holdings LLC
(c)
................. 737 13,634
Hormel Foods Corp. ................... 8,932 202,310
McCormick & Co., Inc. (Non-Voting) ........ 2,480 125,091
Mondelez International, Inc. , Class A ........ 13,727 791,224
Nestle SA (Registered) ................. 2,938 288,192
Orkla ASA .......................... 2,412 30,354
1,450,805
Gas Utilities — 0.0%
Atmos Energy Corp. ................... 1,653 305,342
Naturgy Energy Group SA ............... 650 19,459
Snam SpA ......................... 6,714 50,861
375,662
Ground Transportation — 0.0%
Canadian National Railway Co. ........... 1,787 183,928
SIRVA, Inc.
(c)
........................ 58 37
183,965
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories ................... 10,456 1,073,518
Coloplast A/S , Class B ................. 432 29,427
ResMed, Inc. ....................... 414 92,935
Siemens Healthineers AG
(b) (e)
............. 1,158 49,407
STERIS plc ......................... 313 69,214
1,314,501
Health Care Providers & Services — 0.3%
Cigna Group (The) .................... 1,851 493,754
Elevance Health, Inc. .................. 1,648 482,452
HCA Healthcare, Inc. .................. 546 258,389
Sonic Healthcare Ltd. .................. 1,620 23,018
UnitedHealth Group, Inc. ................ 4,764 1,289,091
2,546,704
Health Care REITs — 0.2%
Aedifica SA ......................... 1,699 137,564
Alexandria Real Estate Equities, Inc. ........ 1,871 86,852
American Healthcare REIT, Inc. ........... 9,544 450,095
CareTrust REIT, Inc. ................... 6,212 227,670
Janus Living, Inc.
(c)
.................... 3,885 91,569
Security
Shares
Shares Value
Health Care REITs (continued)
Welltower, Inc. ....................... 1,863 $ 368,334
1,362,084
Hotel & Resort REITs — 0.0%
Invincible Investment Corp. .............. 180 67,725
Hotels, Restaurants & Leisure — 0.1%
Darden Restaurants, Inc. ............... 1,246 244,266
Domino's Pizza, Inc. ................... 176 63,147
Evolution AB
(b) (e)
...................... 442 27,779
Fortrex Holdings LLC
(c) (d)
................ 498 14,442
Restaurant Brands International, Inc. ........ 1,081 79,993
Starbucks Corp. ...................... 4,951 443,560
Yum! Brands, Inc. .................... 1,780 276,754
1,149,941
Household Durables — 0.2%
Lennar Corp. , Class A .................. 1,449 125,831
Sekisui House Ltd. .................... 2,100 47,055
Sony Group Corp. .................... 44,600 929,586
Taylor Wimpey plc .................... 387,202 459,888
1,562,360
Household Products — 0.1%
Henkel AG & Co. KGaA ................ 359 25,787
Procter & Gamble Co. (The) ............. 6,374 920,661
Reckitt Benckiser Group plc .............. 2,118 142,415
1,088,863
Industrial Conglomerates — 0.1%
Hitachi Ltd. ......................... 29,200 856,596
Honeywell International, Inc. ............. 309 69,843
Sekisui Chemical Co. Ltd. ............... 1,200 20,147
Smiths Group plc ..................... 546 16,662
963,248
Industrial REITs — 0.2%
CapitaLand Ascendas REIT .............. 27,800 53,653
EastGroup Properties, Inc. .............. 2,654 491,229
Goodman Group ..................... 14,518 260,649
LondonMetric Property plc ............... 94,293 227,773
Mitsui Fudosan Logistics Park, Inc. ......... 175 124,888
Prologis, Inc. ........................ 2,521 333,226
Tritax Big Box REIT plc ................. 64,011 120,557
Warehouses De Pauw CVA .............. 2,660 69,292
1,681,267
Insurance — 0.5%
Admiral Group plc .................... 894 37,392
Ageas SA .......................... 508 37,396
Allianz SE (Registered) ................. 3,443 1,454,043
Allstate Corp. (The) ................... 1,068 221,439
ASR Nederland NV ................... 533 36,695
Assurant, Inc. ....................... 3,035 661,053
AXA SA ........................... 5,945 273,182
Generali ........................... 2,838 114,177
Marsh & McLennan Cos., Inc. ............ 1,847 320,362
NN Group NV ....................... 902 70,443
Progressive Corp. (The) ................ 6,420 1,272,701
Tryg A/S ........................... 1,137 27,101
Unipol Assicurazioni SpA ................ 1,224 28,434
4,554,418
Interactive Media & Services — 0.6%
Alphabet, Inc. , Class A ................. 11,971 3,442,381
Meta Platforms, Inc. , Class A ............. 3,201 1,831,388
5,273,769

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services — 0.3%
Accenture plc , Class A ................. 8,192 $ 1,624,392
Akamai Technologies, Inc.
(c)
.............. 845 97,048
Applied Digital Corp.
(c)
................. 331 7,858
Cloudflare, Inc. , Class A
(c)
............... 665 137,216
DigitalOcean Holdings, Inc.
(c)
............. 446 38,258
Indra Sistemas SA .................... 270 15,090
International Business Machines Corp. ...... 240 58,174
MongoDB, Inc. , Class A
(c)
............... 381 93,257
NEXTDC Ltd.
(c) (f)
..................... 14,455 115,567
Okta, Inc. , Class A
(c)
................... 1,092 85,951
Snowflake, Inc. , Class A
(c)
............... 757 114,171
Travelport Technology Ltd.
(c) (d)
............ 30 30,891
2,417,873
Machinery — 0.7%
Caterpillar, Inc. ...................... 184 130,357
Cummins, Inc. ....................... 964 518,651
Deere & Co. ........................ 1,259 709,195
Fincantieri SpA
(c)
..................... 2,887 44,548
Flowserve Corp. ..................... 8,634 634,685
Hyundai Rotem Co. Ltd. ................ 230 26,486
Illinois Tool Works, Inc. ................. 2,929 762,389
Komatsu Ltd. ....................... 3,300 131,408
Kone OYJ , Class B ................... 1,133 72,332
Kubota Corp. ....................... 3,400 54,486
Mitsubishi Heavy Industries Ltd. ........... 1,500 41,215
Nordson Corp. ....................... 278 73,965
Oshkosh Corp. ...................... 269 39,599
Otis Worldwide Corp. .................. 2,417 186,302
PACCAR, Inc. ....................... 8,034 927,927
Parker-Hannifin Corp. .................. 877 785,125
RENK Group AG ..................... 1,052 62,880
SKF AB , Class B ..................... 1,163 28,035
Snap-on, Inc. ....................... 443 160,906
Spirax Group plc ..................... 256 22,967
Techtronic Industries Co. Ltd. ............. 5,000 66,401
Westinghouse Air Brake Technologies Corp. ... 262 65,476
Xylem, Inc. ......................... 893 106,714
5,652,049
Marine Transportation — 0.0%
Nippon Yusen KK ..................... 1,400 51,429
Media — 0.0%
Learfield Communications LLC , (Acquired
09/13/23 , cost $ 3,651 )
(c) (d) (g)
............ 571 63,952
Publicis Groupe SA ................... 792 65,553
129,505
Metals & Mining — 0.2%
Endeavour Mining plc .................. 673 40,548
Evolution Mining Ltd. .................. 7,102 63,952
Freeport-McMoRan, Inc. ................ 1,199 70,477
South32 Ltd. ........................ 14,825 44,890
Southern Copper Corp. ................. 467 80,352
Steel Dynamics, Inc. ................... 730 131,400
Teck Resources Ltd. , Class B ............ 17,087 885,610
1,317,229
Multi-Utilities — 0.3%
Ameren Corp. ....................... 2,506 275,460
CenterPoint Energy, Inc. ................ 2,264 97,714
CMS Energy Corp. .................... 18,546 1,438,799
Dominion Energy, Inc. .................. 1,479 91,432
Public Service Enterprise Group, Inc. ....... 1,050 84,997
Sempra ........................... 1,009 98,045
Veolia Environnement SA ............... 2,143 81,618
Security
Shares
Shares Value
Multi-Utilities (continued)
WEC Energy Group, Inc. ................ 4,294 $ 497,116
2,665,181
Office REITs — 0.1%
COPT Defense Properties ............... 6,174 188,924
Cousins Properties, Inc. ................ 10,760 242,853
Hudson Pacific Properties, Inc.
(c)
.......... 5,961 35,230
467,007
Oil, Gas & Consumable Fuels — 0.9%
Antero Resources Corp.
(c)
............... 1,541 65,400
Canadian Natural Resources Ltd. .......... 7,178 350,154
ConocoPhillips ...................... 14,640 1,932,480
Coterra Energy, Inc. ................... 12,402 435,806
DCC plc ........................... 334 20,687
EOG Resources, Inc. .................. 6,449 932,332
EQT Corp. ......................... 1,289 82,032
Expand Energy Corp. .................. 2,545 279,390
Kinder Morgan, Inc. ................... 3,406 114,203
Pembina Pipeline Corp. ................ 1,982 88,721
Phillips 66 .......................... 4,914 895,233
Range Resources Corp. ................ 1,302 58,824
Repsol SA ......................... 3,699 104,121
Shell plc ........................... 20,213 945,182
South Bow Corp. ..................... 1,713 57,077
TC Energy Corp. ..................... 1,441 90,207
TotalEnergies SE ..................... 4,404 404,173
Williams Cos., Inc. (The) ................ 15,688 1,141,773
7,997,795
Passenger Airlines — 0.0%
International Consolidated Airlines Group SA .. 4,254 20,191
Pharmaceuticals — 0.9%
AstraZeneca plc ..................... 6,382 1,247,936
Eli Lilly & Co. ....................... 2,157 1,983,944
Hikma Pharmaceuticals plc .............. 580 9,742
Johnson & Johnson ................... 4,848 1,185,045
Kyowa Kirin Co. Ltd. ................... 700 11,456
Merck & Co., Inc. ..................... 19,585 2,355,880
Novo Nordisk A/S , Class B .............. 6,149 225,019
Recordati Industria Chimica e Farmaceutica SpA 403 23,075
Roche Holding AG .................... 859 344,484
Sanofi SA .......................... 2,895 279,570
Zoetis, Inc. , Class A ................... 2,015 238,193
7,904,344
Professional Services — 0.1%
Automatic Data Processing, Inc. ........... 2,868 582,720
Broadridge Financial Solutions, Inc. ........ 615 99,925
Equifax, Inc. ........................ 2,659 478,806
Intertek Group plc .................... 538 26,179
1,187,630
Real Estate Management & Development — 0.1%
CBRE Group, Inc. , Class A
(c)
............. 711 96,312
Lendlease Corp. Ltd.
(h)
................. 20,389 46,943
Mitsubishi Estate Co. Ltd. ............... 3,800 105,475
Mitsui Fudosan Co. Ltd. ................ 30,100 320,879
Sun Hung Kai Properties Ltd. ............. 14,500 241,437
Tokyu Fudosan Holdings Corp. ............ 10,400 88,765
VGP NV ........................... 174 16,687
Vonovia SE ......................... 6,220 155,577
Wharf Real Estate Investment Co. Ltd. ...... 46,000 133,866
1,205,941

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Residential REITs — 0.1%
American Homes 4 Rent , Class A .......... 13,358 $ 372,956
Centurion Accommodation REIT ........... 15,900 13,676
Equity Residential .................... 3,641 215,365
Sun Communities, Inc. ................. 2,525 318,049
UDR, Inc. .......................... 5,305 179,203
UNITE Group plc (The) ................. 16,135 97,759
1,197,008
Retail REITs — 0.1%
Agree Realty Corp. ................... 3,548 267,448
Federal Realty Investment Trust ........... 1,313 139,454
Primaris REIT ....................... 7,082 87,818
Regency Centers Corp. ................ 3,156 238,783
Simon Property Group, Inc. .............. 1,024 191,007
Unibail-Rodamco-Westfield
(h)
............. 856 94,439
1,018,949
Semiconductors & Semiconductor Equipment — 1.1%
Applied Materials, Inc. ................. 4,708 1,609,147
BE Semiconductor Industries NV .......... 245 52,478
Broadcom, Inc. ...................... 10,804 3,343,946
KLA Corp. .......................... 291 428,471
MediaTek, Inc. ....................... 14,000 671,512
Monolithic Power Systems, Inc. ........... 96 104,962
NXP Semiconductors NV ............... 1,595 313,992
Renesas Electronics Corp. .............. 6,200 88,643
SCREEN Holdings Co. Ltd. .............. 600 35,746
SK Hynix, Inc. ....................... 764 433,467
Taiwan Semiconductor Manufacturing Co. Ltd. . 35,000 2,024,208
Tokyo Electron Ltd. ................... 1,500 372,676
9,479,248
Software — 0.7%
Cadence Design Systems, Inc.
(c)
.......... 494 137,268
Check Point Software Technologies Ltd.
(c)
.... 746 106,566
Cipher Digital, Inc.
(c)
................... 573 7,375
Cleanspark, Inc.
(c) (f)
.................... 607 5,166
Core Scientific, Inc.
(c)
.................. 538 8,048
Crowdstrike Holdings, Inc. , Class A
(c)
........ 349 136,253
CyberArk Software, Inc.
(c)
............... 50 2,250
Datadog, Inc. , Class A
(c)
................ 979 115,571
Dynatrace, Inc.
(c)
..................... 2,088 77,214
Fortinet, Inc.
(c)
....................... 2,438 199,233
Gen Digital, Inc. ...................... 1,306 24,592
Hut 8 Corp.
(c)
........................ 164 7,693
Intuit, Inc. .......................... 560 242,133
JFrog Ltd.
(c)
......................... 1,257 58,991
Microsoft Corp. ...................... 9,097 3,367,436
Nutanix, Inc. , Class A
(c)
................. 1,954 74,272
Open Text Corp. ..................... 859 19,142
Oracle Corp. ........................ 2,580 379,544
Palantir Technologies, Inc. , Class A
(c)
........ 503 73,579
Palo Alto Networks, Inc.
(c)
............... 1,674 268,376
Qualys, Inc.
(c)
....................... 418 36,721
Rubrik, Inc. , Class A
(c)
.................. 1,503 73,602
Sage Group plc (The) .................. 3,363 37,684
SailPoint, Inc.
(c)
...................... 4,564 60,427
SentinelOne, Inc. , Class A
(c)
.............. 1,829 23,558
Synopsys, Inc.
(c)
..................... 342 135,596
Terawulf, Inc.
(c)
...................... 544 7,850
Trend Micro, Inc. ..................... 500 16,668
Zscaler, Inc.
(c)
....................... 917 128,646
5,831,454
Specialized REITs — 0.2%
DigiCo Infrastructure REIT
(h)
............. 26,314 32,371
Digital Realty Trust, Inc. ................ 678 122,182
Security
Shares
Shares Value
Specialized REITs (continued)
Equinix, Inc. ........................ 795 $ 779,291
Iron
Mountain,
Inc. .................... 3,490 356,469
Keppel DC REIT ..................... 87,796 149,448
Public Storage ....................... 668 180,948
1,620,709
Specialty Retail — 0.3%
H & M Hennes & Mauritz AB , Class B ....... 1,629 30,477
Industria de Diseno Textil SA ............. 11,821 688,086
Lowe's Cos., Inc. ..................... 3,561 841,393
TJX Cos., Inc. (The) ................... 4,554 727,274
Williams-Sonoma, Inc. ................. 511 93,170
2,380,400
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc. ......................... 5,502 1,396,353
Dell Technologies, Inc. , Class C ........... 3,195 524,395
Everpure, Inc. , Class A
(c)
................ 689 40,678
FUJIFILM Holdings Corp. ............... 4,000 76,223
HP, Inc. ........................... 13,851 266,078
2,303,727
Tobacco — 0.2%
British American Tobacco plc ............. 22,252 1,291,925
Imperial Brands plc ................... 2,566 104,046
1,395,971
Trading Companies & Distributors — 0.1%
Brenntag SE ........................ 395 26,757
Bunzl plc .......................... 1,106 33,297
Mitsui & Co. Ltd. ..................... 8,700 336,278
Sumitomo Corp. ..................... 3,800 142,192
Toyota Tsusho Corp. ................... 2,500 96,892
635,416
Transportation Infrastructure — 0.0%
INCORA TOP HOLDCO LLC
(c) (d)
........... 1,311 7,407
Water Utilities — 0.0%
American Water Works Co., Inc. ........... 1,547 210,531
Severn Trent plc ..................... 922 37,815
United Utilities Group plc ................ 2,325 40,539
288,885
Wireless Telecommunication Services — 0.1%
Altice France Lux 3
(c)
.................. 1,565 26,048
T-Mobile US, Inc. ..................... 3,596 755,268
781,316
Total Common Stocks — 14 .6%
(Cost: $ 122,052,569 ) .............................. 125,651,868
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 1.1%
Boeing Co. (The)
2.70% , 02/01/27 ................... USD 450 443,692
6.26% , 05/01/27 ................... 853 867,727
3.20% , 03/01/29 ................... 644 621,135
5.15% , 05/01/30 ................... 786 799,158
3.63% , 02/01/31 ................... 505 480,266
3.60% , 05/01/34 ................... 171 153,075
Bombardier, Inc., 6.75%, 06/15/33
(b)
....... 232 239,588
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32
(b)
................. 200 198,986

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Embraer Netherlands Finance BV, 5.98%,
02/11/35 ....................... USD 18 $ 18,553
General Electric Co., 4.30%, 07/29/30 ...... 300 299,281
Goat Holdco LLC, 6.75%, 02/01/32
(b)
....... 132 132,809
Honeywell Aerospace, Inc.
(b)
3.90% , 03/16/28 ................... 63 62,536
4.00% , 03/16/29 ................... 63 62,412
4.30% , 03/16/31 ................... 934 923,898
4.60% , 03/16/33 ................... 695 687,027
4.95% , 03/16/36 ................... 35 34,727
L3Harris Technologies, Inc.
4.40% , 06/15/28 ................... 80 80,050
5.35% , 06/01/34 ................... 17 17,279
4.85% , 04/27/35 ................... 118 115,749
Leidos, Inc., 4.10%, 03/15/29 ........... 955 945,552
Lockheed Martin Corp.
4.45% , 05/15/28 ................... 23 23,137
4.40% , 08/15/30 ................... 285 285,224
4.75% , 02/15/34 ................... 22 22,059
4.80% , 08/15/34 ................... 55 54,951
3.60% , 03/01/35 ................... 28 25,533
Series B , 6.15% , 09/01/36 ............. 23 25,179
Moog, Inc., 5.50%, 10/15/34
(b)
........... 19 19,060
Northrop Grumman Corp., 3.25%, 01/15/28 ... 114 111,963
Textron, Inc., 4.95%, 03/15/36 ........... 140 136,113
TransDigm, Inc.
(b)
6.63% , 03/01/32 ................... 133 135,643
6.00% , 01/15/33 ................... 370 369,792
6.38% , 05/31/33 ................... 532 529,164
6.13% , 07/31/34 ................... 146 143,597
Wolverine Escrow LLC, 0.00%, 11/15/26
(d) (i)
... 92 —
9,064,915
Air Freight & Logistics — 0.0%
FedEx Corp., 2.40%, 05/15/31 ........... 105 94,553
Stonepeak Nile Parent LLC, 7.25%, 03/15/32
(b)
. 32 33,283
127,836
Automobile Components — 0.2%
Allison Transmission, Inc., 5.88%, 12/01/33
(b)
.. 32 31,804
American Axle & Manufacturing, Inc.
(b)
6.38% , 10/15/32 ................... 64 63,344
7.75% , 10/15/33 ................... 27 26,284
Aptiv Swiss Holdings Ltd.
4.65% , 09/13/29 ................... 881 898,167
3.25% , 03/01/32 ................... 185 173,145
5.15% , 09/13/34 ................... 200 204,082
Clarios Global LP, 6.75%, 09/15/32
(b)
....... 257 259,056
Cyprium Corp., 6.13%, 04/15/31
(b)
......... 30 29,574
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
61 63,161
Goodyear Tire & Rubber Co. (The), 6.63%,
07/15/30 ....................... 54 52,805
Icahn Enterprises LP
5.25% , 05/15/27 ................... 165 161,685
10.00% , 11/15/29
(b)
................. 55 54,183
Tenneco, Inc., 8.00%, 11/17/28
(b)
......... 110 109,609
2,126,899
Automobiles — 0.1%
Ford Motor Co., 9.63%, 04/22/30 ......... 22 25,022
General Motors Co., 5.35%, 04/15/28 ...... 245 248,490
Honda Motor Co. Ltd., 4.44%, 07/08/28 ..... 100 99,770
Hyundai Capital America, 4.88%, 06/23/27
(b)
.. 175 175,705
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30
(b)
...................... 296 284,468
833,455
Security
Par (000)
Par (000) Value
Banks — 4.1%
AIB Group plc, (1-day SOFR + 1.65%), 5.32%,
05/15/31
(a) (b)
..................... USD 580 $ 590,429
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(a)
................. 732 749,224
Banco Santander SA, 5.59%, 08/08/28 ...... 200 204,865
Bank of America Corp.
(a)
(1-day SOFR + 0.96%), 1.73% , 07/22/27 .. 591 586,062
(1-day SOFR + 1.05%), 2.55% , 02/04/28 .. 191 188,089
(1-day SOFR + 1.11%), 4.62% , 05/09/29 .. 340 341,478
(1-day SOFR + 1.57%), 5.82% , 09/15/29 .. 323 333,203
Series FIX , (1-day SOFR + 1.00%), 5.16% ,
01/24/31 ...................... 1,002 1,021,090
(1-day SOFR + 0.87%), 4.46% , 02/06/32 .. 91 89,861
(1-day SOFR + 1.33%), 2.97% , 02/04/33 .. 45 40,735
Bank of Nova Scotia (The), (1-day SOFR +
1.05%), 4.81%, 02/02/34
(a)
............ 36 35,489
Barclays plc
(a)
(1-day SOFR + 2.21%), 5.83% , 05/09/27 .. 400 400,433
(1-day SOFR + 1.49%), 5.67% , 03/12/28 .. 251 253,364
(1-day SOFR + 0.96%), 5.09% , 02/25/29 .. 400 403,273
(1-day SOFR + 1.08%), 4.48% , 11/11/29 ... 201 199,897
BNP Paribas SA
(a)(b)
(1-day SOFR + 1.45%), 4.79% , 05/09/29 .. 331 332,177
(1-day SOFR + 1.29%), 4.92% , 01/15/34 .. 250 244,455
CaixaBank SA, (1-day SOFR + 1.14%), 4.63%,
07/03/29
(a) (b)
..................... 252 252,416
Citigroup, Inc.
(1-day SOFR + 1.14%), 4.64% , 05/07/28
(a)
. 332 332,549
4.13% , 07/25/28 ................... 325 322,270
(3-mo. CME Term SOFR + 1.45%), 4.08% ,
04/23/29
(a)
..................... 550 545,954
(1-day SOFR + 1.36%), 5.17% , 02/13/30
(a)
. 495 502,631
(3-mo. CME Term SOFR + 1.60%), 3.98% ,
03/20/30
(a)
..................... 1,296 1,275,083
(1-day SOFR + 1.42%), 2.98% , 11/05/30
(a)
. 61 57,615
(1-day SOFR + 1.15%), 2.67% , 01/29/31
(a)
. 857 795,029
(1-day SOFR + 1.46%), 4.95% , 05/07/31
(a)
. 708 712,589
(1-day SOFR + 2.11%), 2.57% , 06/03/31
(a)
. 147 134,752
(1-day SOFR + 1.17%), 2.56% , 05/01/32
(a)
. 53 47,411
(1-day SOFR + 1.94%), 3.79% , 03/17/33
(a)
. 152 142,584
(1-day SOFR + 2.06%), 5.83% , 02/13/35
(a)
. 251 254,297
(1-day SOFR + 1.83%), 6.02% , 01/24/36
(a)
. 47 47,984
Citizens Financial Group, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.45%), 5.30%, 01/29/36
(a)
..... 22 21,802
Fifth Third Bancorp
(a)
(1-day SOFR + 0.95%), 4.57% , 04/29/32 .. 655 642,064
(1-day SOFR + 1.24%), 5.14% , 01/29/37 .. 280 272,755
FNB Corp., (SOFR Index + 1.93%), 5.72%,
12/11/30
(a)
...................... 280 281,739
HSBC Holdings plc
(a)
(1-day SOFR + 1.57%), 5.89% , 08/14/27 .. 275 276,341
(1-day SOFR + 1.06%), 5.60% , 05/17/28 .. 200 202,247
(1-day SOFR + 1.29%), 5.13% , 03/03/31 .. 805 814,097
(1-day SOFR + 1.19%), 4.62% , 11/06/31 .. 702 692,250
JPMorgan Chase & Co.
(a)
(1-day SOFR + 0.77%), 1.47% , 09/22/27 .. 39 38,466
(1-day SOFR + 1.99%), 4.85% , 07/25/28 .. 71 71,349
(1-day SOFR + 0.86%), 4.51% , 10/22/28 .. 350 349,926
(1-day SOFR + 0.80%), 4.92% , 01/24/29 .. 131 132,116
(1-day SOFR + 1.02%), 2.07% , 06/01/29 .. 76 72,314
(3-mo. CME Term SOFR + 1.52%), 4.20% ,
07/23/29 ...................... 609 605,499
(1-day SOFR + 1.57%), 6.09% , 10/23/29 .. 1,230 1,278,067
(1-day SOFR + 1.31%), 5.01% , 01/23/30 .. 489 495,841

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.16%), 5.58% , 04/22/30 .. USD 27 $ 27,828
(1-day SOFR + 1.13%), 5.00% , 07/22/30 .. 455 461,459
(1-day SOFR + 2.04%), 2.52% , 04/22/31 .. 568 524,893
(1-day SOFR + 0.84%), 4.35% , 01/22/32 .. 160 157,742
(1-day SOFR + 1.46%), 5.29% , 07/22/35 .. 223 225,761
(1-day SOFR + 1.07%), 4.90% , 01/22/37 .. 60 58,711
Keybank National Association
5.85% , 11/15/27 ................... 543 554,418
3.90% , 04/13/29 ................... 500 487,796
4.90% , 08/08/32 ................... 250 245,776
KeyCorp
2.55% , 10/01/29 ................... 1,146 1,071,211
(SOFR Index + 2.42%), 6.40% , 03/06/35
(a)
. 377 399,711
(1-day SOFR + 1.37%), 5.31% , 01/28/37
(a)
. 34 33,298
Lloyds Banking Group plc
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 5.09% ,
11/26/28 ...................... 335 338,055
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.82%), 4.43% ,
11/04/31 ...................... 318 313,529
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.07% ,
06/13/36 ...................... 200 203,268
M&T Bank Corp.
(a)
(1-day SOFR + 2.80%), 7.41% , 10/30/29 .. 127 135,719
(1-day SOFR + 1.40%), 5.18% , 07/08/31 .. 533 538,586
(1-day SOFR + 1.61%), 5.39% , 01/16/36 .. 190 188,436
Mitsubishi UFJ Financial Group, Inc.
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.67%), 1.64% ,
10/13/27 ...................... 200 196,961
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.78%), 5.20% ,
01/16/31 ...................... 200 203,251
Mizuho Financial Group, Inc., (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.65%), 5.78%, 07/06/29
(a)
..... 200 205,515
Morgan Stanley Bank NA
(a)
(1-day SOFR + 1.08%), 4.95% , 01/14/28 .. 665 667,664
(1-day SOFR + 0.87%), 5.50% , 05/26/28 .. 250 252,843
Morgan Stanley Private Bank NA
(a)
(1-day SOFR + 0.77%), 4.47% , 07/06/28 .. 250 249,991
(1-day SOFR + 0.78%), 4.45% , 11/17/28 .. 335 334,705
(1-day SOFR + 1.08%), 4.73% , 07/18/31 .. 780 777,584
National Australia Bank Ltd., 2.33%, 08/21/30
(b)
250 225,532
NatWest Group plc
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 5.58% ,
03/01/28 ...................... 373 376,685
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.95%), 5.81% ,
09/13/29 ...................... 300 308,671
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 0.80%), 5.10% , 07/23/27 .. 156 156,293
(SOFR Index + 1.73%), 6.62% , 10/20/27 .. 103 104,185
(1-day SOFR + 1.34%), 5.30% , 01/21/28 .. 75 75,513
(1-day SOFR + 1.07%), 5.22% , 01/29/31 .. 176 179,537
(1-day SOFR + 1.33%), 4.90% , 05/13/31 .. 40 40,245
(1-day SOFR + 1.90%), 5.68% , 01/22/35 .. 195 200,598
(1-day SOFR + 1.60%), 5.40% , 07/23/35 .. 224 226,844
(1-day SOFR + 1.42%), 5.37% , 07/21/36 .. 10 10,044
Royal Bank of Canada, 4.95%, 02/01/29 ..... 200 203,444
Santander UK Group Holdings plc
(a)
(1-day SOFR + 2.60%), 6.53% , 01/10/29 .. 632 652,102
(SOFR Index + 1.52%), 5.69% , 04/15/31 .. 200 205,697
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.48%), 2.90% , 03/15/32 .. USD 200 $ 181,417
Societe Generale SA, (1-day SOFR + 1.42%),
5.25%, 05/22/29
(a) (b)
................ 654 660,346
Sumitomo Mitsui Financial Group, Inc., 5.80%,
07/13/28 ....................... 400 412,113
Toronto-Dominion Bank (The), 5.52%, 07/17/28 100 102,468
Truist Bank
(a)
(1-day SOFR + 0.77%), 4.42% , 07/24/28 .. 250 249,987
(1-day SOFR + 0.91%), 4.14% , 10/23/29 .. 290 287,239
Truist Financial Corp.
(a)
(1-day SOFR + 2.05%), 6.05% , 06/08/27 .. 467 468,176
(1-day SOFR + 2.45%), 7.16% , 10/30/29 .. 223 237,012
(1-day SOFR + 1.62%), 5.44% , 01/24/30 .. 110 112,591
Series I. , (1-day SOFR + 0.97%), 4.60% ,
01/27/32 ...................... 168 166,210
US Bancorp, (1-day SOFR + 0.87%), 4.48%,
01/26/32
(a)
...................... 149 147,430
Wells Fargo & Co.
(a)
(1-day SOFR + 1.74%), 5.57% , 07/25/29 .. 50 51,149
(1-day SOFR + 1.79%), 6.30% , 10/23/29 .. 18 18,747
(1-day SOFR + 0.74%), 4.18% , 01/23/30 .. 730 723,532
(3-mo. CME Term SOFR + 1.26%), 2.57% ,
02/11/31 ...................... 313 289,518
(1-day SOFR + 1.50%), 5.15% , 04/23/31 .. 1,218 1,238,811
(1-day SOFR + 2.06%), 6.49% , 10/23/34 .. 153 165,661
(1-day SOFR + 1.78%), 5.50% , 01/23/35 .. 414 421,431
35,438,100
Beverages — 0.0%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 .. 36 35,063
Anheuser-Busch InBev Finance, Inc., 4.70%,
02/01/36 ....................... 58 56,490
Anheuser-Busch InBev Worldwide, Inc.
4.75% , 01/23/29 ................... 156 157,983
5.88% , 06/15/35 ................... 57 60,788
PepsiCo, Inc., 4.10%, 01/15/29 .......... 100 99,942
410,266
Biotechnology — 0.4%
AbbVie, Inc.
3.20% , 11/21/29
(j)
.................. 133 128,221
4.13% , 03/15/31 ................... 756 745,029
4.40% , 03/15/33 ................... 335 328,862
Amgen, Inc.
5.25% , 03/02/30 ................... 315 323,453
4.20% , 02/19/31 ................... 1,435 1,415,329
4.20% , 03/01/33 ................... 275 265,403
4.85% , 02/19/36 ................... 125 122,816
Gilead Sciences, Inc.
4.80% , 11/15/29 ................... 94 95,748
4.60% , 09/01/35 ................... 79 77,199
3,502,060
Broadline Retail — 0.4%
Amazon.com, Inc.
4.10% , 11/20/30 ................... 1,665 1,645,490
4.25% , 03/13/31 ................... 880 873,514
4.55% , 03/13/33 ................... 290 287,209
4.88% , 03/13/36 ................... 160 158,542
Getty Images, Inc., 10.50%, 11/15/30
(b)
...... 15 13,452
Match Group Holdings II LLC
(b)
3.63% , 10/01/31 ................... 84 74,683
6.13% , 09/15/33 ................... 62 60,253
Rakuten Group, Inc., 9.75%, 04/15/29
(b)
..... 200 213,120
3,326,263

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products — 0.1%
(b)
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33 ....................... USD 42 $ 43,354
Builders FirstSource, Inc., 6.38%, 03/01/34 ... 78 77,003
EMRLD Borrower LP, 6.75%, 07/15/31 ...... 100 102,846
Quikrete Holdings, Inc.
6.38% , 03/01/32 ................... 103 104,443
6.75% , 03/01/33 ................... 205 208,206
Standard Building Solutions, Inc.
6.50% , 08/15/32 ................... 267 267,138
6.25% , 08/01/33 ................... 117 115,684
Wilsonart LLC, 11.00%, 08/15/32 ......... 55 39,868
958,542
Capital Markets — 1.7%
Apollo Debt Solutions BDC, 5.88%, 08/30/30 .. 27 26,575
Ares Capital Corp.
2.88% , 06/15/28 ................... 44 41,545
5.88% , 03/01/29 ................... 159 160,128
5.95% , 07/15/29 ................... 183 183,903
5.50% , 09/01/30 ................... 34 33,394
5.80% , 03/08/32 ................... 294 290,072
Ares Strategic Income Fund
5.70% , 03/15/28 ................... 1,542 1,539,608
5.80% , 09/09/30
(b)
.................. 18 17,503
Blackstone Private Credit Fund, 4.00%, 01/15/29 100 94,080
Blue Owl Capital Corp.
5.95% , 03/15/29 ................... 894 883,250
6.20% , 07/15/30 ................... 341 336,072
Blue Owl Credit Income Corp.
6.60% , 09/15/29 ................... 50 49,810
5.80% , 03/15/30 ................... 106 102,209
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................. 61 56,729
Deutsche Bank AG
(1-day SOFR + 1.32%), 2.55% , 01/07/28
(a)
. 240 236,266
(1-day SOFR + 3.18%), 6.72% , 01/18/29
(a)
. 175 181,308
5.41% , 05/10/29 ................... 355 364,651
(1-day SOFR + 2.51%), 6.82% , 11/20/29
(a)
. 170 178,495
(1-day SOFR + 1.30%), 4.95% , 08/04/31
(a)
. 540 537,966
(1-day SOFR + 1.10%), 4.47% , 12/10/31
(a)
. 575 565,359
Focus Financial Partners LLC, 6.75%, 09/15/31
(b)
82 81,438
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 1.32%), 4.94% , 04/23/28
(a)
. 20 20,098
(3-mo. CME Term SOFR + 1.42%), 3.81% ,
04/23/29
(a)
..................... 75 73,985
2.60% , 02/07/30 ................... 284 264,183
(1-day SOFR + 1.27%), 5.73% , 04/25/30
(a)
. 770 794,402
(1-day SOFR + 1.21%), 5.05% , 07/23/30
(a)
. 112 113,349
(1-day SOFR + 1.58%), 5.22% , 04/23/31
(a)
. 1,409 1,432,763
(1-day SOFR + 0.96%), 4.52% , 01/21/32
(a)
. 1,552 1,528,475
(1-day SOFR + 1.09%), 1.99% , 01/27/32
(a)
. 35 30,717
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(a)
. 106 95,215
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(a)
. 20 17,655
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(a)
. 85 75,461
(1-day SOFR + 1.42%), 5.02% , 10/23/35
(a)
. 139 136,429
(1-day SOFR + 1.19%), 5.07% , 01/21/37
(a)
. 153 149,584
Intercontinental Exchange, Inc.
3.63% , 09/01/28 ................... 384 377,908
1.85% , 09/15/32 ................... 22 18,532
4.60% , 03/15/33 ................... 11 10,847
Jane Street Group, 6.75%, 05/01/33
(b)
...... 27 27,393
Lehman Brothers Holdings, Inc., 6.88%,
07/17/37
(c) (d) (i)
.................... 203 —
Morgan Stanley
(a)
(1-day SOFR + 0.88%), 1.59% , 05/04/27 .. 267 266,259
(1-day SOFR + 1.01%), 5.65% , 04/13/28 .. 37 37,442
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29 ...................... USD 98 $ 96,687
(1-day SOFR + 1.38%), 4.99% , 04/12/29 .. 500 504,584
(1-day SOFR + 1.59%), 5.16% , 04/20/29 .. 5 5,058
(1-day SOFR + 0.80%), 4.24% , 01/09/30 .. 660 653,340
(1-day SOFR + 1.22%), 5.04% , 07/19/30 .. 1,158 1,171,395
(1-day SOFR + 1.10%), 4.65% , 10/18/30 .. 827 826,659
(1-day SOFR + 1.36%), 2.48% , 09/16/36 .. 45 38,717
MSCI, Inc.
5.25% , 09/01/35 ................... 54 52,896
5.15% , 03/15/36 ................... 135 130,759
Osaic Holdings, Inc.
(b)
6.75% , 08/01/32 ................... 81 81,010
8.00% , 08/01/33 ................... 92 90,823
15,082,986
Chemicals — 0.5%
Celanese US Holdings LLC
6.75% , 04/15/33 ................... 43 44,116
7.38% , 02/15/34 ................... 43 44,055
Chemours Co. (The)
(b)
4.63% , 11/15/29 ................... 229 214,746
7.88% , 03/15/34 ................... 55 54,984
Dow Chemical Co. (The)
4.80% , 01/15/31 ................... 365 360,443
5.65% , 03/15/36 ................... 260 257,561
DuPont de Nemours, Inc., 4.73%, 11/15/28
(b)
.. 149 149,562
FMC Corp., 3.45%, 10/01/29 ............ 76 67,887
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
..... 3 3,002
LYB Finance Co. BV, 8.10%, 03/15/27
(b)
..... 171 176,771
LYB International Finance II BV, 3.50%, 03/02/27 17 16,833
LYB International Finance III LLC
5.13% , 01/15/31 ................... 1,249 1,250,520
5.63% , 05/15/33 ................... 25 25,202
5.88% , 01/15/36 ................... 375 376,239
Methanex US Operations, Inc., 6.25%,
03/15/32
(b)
...................... 37 37,853
Nutrien Ltd.
5.20% , 06/21/27 ................... 19 19,183
4.90% , 03/27/28 ................... 18 18,149
2.95% , 05/13/30 ................... 20 18,744
Olympus Water US Holding Corp.
(b)
7.25% , 06/15/31 ................... 400 390,681
7.25% , 02/15/33 ................... 200 190,820
Perimeter Holdings LLC, 6.25%, 01/15/34
(b)
... 81 79,441
Scotts Miracle-Gro Co. (The), 4.38%, 02/01/32 . 82 76,585
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
...................... 154 150,207
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(b)
...................... 90 88,744
WR Grace Holdings LLC
(b)
5.63% , 08/15/29 ................... 285 262,120
7.38% , 03/01/31 ................... 259 259,668
4,634,116
Commercial Services & Supplies — 0.4%
(b)
ADT Security Corp. (The), 4.88%, 07/15/32 ... 135 126,101
Allied Universal Holdco LLC
6.00% , 06/01/29 ................... 301 290,850
7.88% , 02/15/31 ................... 806 831,159
Brink's Co. (The), 6.75%, 06/15/32 ........ 100 101,221
Deluxe Corp., 8.13%, 09/15/29 .......... 32 33,219
Garda World Security Corp.
8.25% , 08/01/32 ................... 182 180,095
8.38% , 11/15/32 ................... 354 354,240

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
GFL Environmental Holdings US, Inc., 5.50%,
02/01/34 ....................... USD 275 $ 269,719
Madison IAQ LLC, 5.88%, 06/30/29 ........ 131 128,466
Reworld Holding Corp., 4.88%, 12/01/29 ..... 86 80,622
RR Donnelley & Sons Co., 9.50%, 08/01/29 ... 133 134,623
Sabre Financial Borrower LLC, 11.13%, 06/15/29 120 122,799
Veritiv Operating Co., 10.50%, 11/30/30 ..... 56 58,198
Waste Pro USA, Inc., 7.00%, 02/01/33 ...... 263 265,959
Williams Scotsman, Inc., 6.63%, 04/15/30 .... 78 79,231
3,056,502
Communications Equipment — 0.2%
Motorola Solutions, Inc.
5.00% , 04/15/29 ................... 355 359,647
4.85% , 08/15/30 ................... 333 335,317
2.30% , 11/15/30 ................... 114 102,754
2.75% , 05/24/31 ................... 447 406,218
5.20% , 08/15/32 ................... 332 336,739
5.40% , 04/15/34 ................... 5 5,060
1,545,735
Construction & Engineering — 0.0%
(b)
AECOM, 6.00%, 08/01/33 ............. 27 26,970
Arcosa, Inc., 6.88%, 08/15/32 ........... 52 53,281
Brand Industrial Services, Inc., 10.38%, 08/01/30 27 24,676
Weekley Homes LLC, 6.75%, 01/15/34 ...... 32 30,648
135,575
Consumer Finance — 1.6%
AerCap Ireland Capital DAC
2.45% , 10/29/26 ................... 250 247,246
4.38% , 11/15/30 ................... 150 147,321
5.00% , 11/15/35 ................... 275 265,636
Ally Financial, Inc.
(a)
(SOFR Index + 1.96%), 5.74% , 05/15/29 .. 49 49,764
(SOFR Index + 1.73%), 5.54% , 01/17/31 .. 1,049 1,056,026
(1-day SOFR + 1.78%), 5.55% , 07/31/33 .. 215 211,190
American Express Co.
(a)
(1-day SOFR + 0.93%), 5.04% , 07/26/28 .. 299 301,573
(1-day SOFR + 0.87%), 4.46% , 02/10/32 .. 1,485 1,469,623
(1-day SOFR + 1.22%), 4.92% , 07/20/33 .. 70 70,128
(1-day SOFR + 1.42%), 5.28% , 07/26/35 .. 220 222,043
American Honda Finance Corp., 5.13%, 07/07/28 200 202,130
Azorra Finance Ltd.
(b)
7.25% , 01/15/31 ................... 115 116,114
6.25% , 02/15/34 ................... 17 15,801
Capital One Financial Corp.
3.75% , 07/28/26 ................... 375 374,134
(1-day SOFR + 1.25%), 4.49% , 09/11/31
(a)
. 502 492,896
(1-day SOFR + 2.04%), 6.18% , 01/30/36
(a)
. 155 157,659
(1-day SOFR + 1.63%), 5.20% , 09/11/36
(a)
. 70 67,860
Ford Motor Credit Co. LLC
5.80% , 03/05/27 ................... 200 201,103
7.35% , 11/04/27 ................... 400 412,819
5.92% , 03/20/28 ................... 250 253,169
6.80% , 05/12/28 ................... 788 811,719
5.80% , 03/08/29 ................... 200 202,256
5.11% , 05/03/29 ................... 452 447,705
5.30% , 09/06/29 ................... 710 706,295
7.35% , 03/06/30 ................... 335 353,402
7.20% , 06/10/30 ................... 222 233,839
4.00% , 11/13/30 ................... 225 209,385
3.63% , 06/17/31 ................... 232 209,054
General Motors Financial Co., Inc.
5.00% , 04/09/27 ................... 242 243,072
5.40% , 05/08/27 ................... 145 146,277
4.20% , 10/27/28 ................... 595 588,871
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
4.90% , 10/06/29 ................... USD 465 $ 467,317
5.85% , 04/06/30 ................... 687 711,068
5.45% , 01/08/36 ................... 55 54,177
GGAM Finance Ltd., 6.88%, 04/15/29
(b)
..... 78 79,735
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
...................... 103 104,514
John Deere Capital Corp.
4.95% , 07/14/28 ................... 100 101,938
4.50% , 01/16/29 ................... 100 100,953
Navient Corp., 9.38%, 07/25/30 .......... 36 35,094
OneMain Finance Corp.
6.13% , 05/15/30 ................... 273 266,950
7.50% , 05/15/31 ................... 100 100,534
6.50% , 03/15/33 ................... 32 30,590
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(b)
205 206,289
Synchrony Financial
(1-day SOFR + 1.40%), 5.02% , 07/29/29
(a)
. 175 174,828
7.25% , 02/02/33 ................... 111 113,374
Toyota Motor Credit Corp.
4.05% , 09/05/28 ................... 200 199,351
3.65% , 01/08/29 ................... 100 98,440
1.65% , 01/10/31 ................... 53 46,403
13,377,665
Consumer Staples Distribution & Retail — 0.1%
(b)
Albertsons Cos., Inc., 5.63%, 03/31/32 ...... 273 268,773
Performance Food Group, Inc.
6.13% , 09/15/32 ................... 97 97,179
5.63% , 03/01/34 ................... 71 68,479
434,431
Containers & Packaging — 0.3%
Amcor Flexibles North America, Inc.
4.80% , 03/17/28 ................... 613 616,703
5.50% , 03/17/35 ................... 275 278,149
Ardagh Group SA, 9.50%, 12/01/30
(b)
....... 216 226,489
Ardagh Metal Packaging Finance USA LLC,
6.25%, 01/30/31
(b)
................. 200 198,282
Berry Global, Inc.
5.50% , 04/15/28 ................... 579 590,297
5.80% , 06/15/31 ................... 351 363,325
Clydesdale Acquisition Holdings, Inc.
(b)
6.88% , 01/15/30 ................... 72 69,982
6.75% , 04/15/32 ................... 49 46,361
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/30 ................... 543 543,000
9.25% , 04/15/30 ................... 37 34,379
2,966,967
Distributors — 0.0%
Resideo Funding, Inc., 6.50%, 07/15/32
(b)
.... 87 85,719
Diversified Consumer Services — 0.1%
Service Corp. International, 5.75%, 10/15/32 .. 80 79,846
Sotheby's, 7.38%, 10/15/27
(b)
............ 200 199,042
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
..... 147 150,307
429,195
Diversified REITs — 0.3%
Digital Realty Trust, Inc., 1.88%, 11/15/29
(b) (k)
.. 11 11,645
Equinix Asia Financing Corp. Pte. Ltd., 4.40%,
03/15/31 ....................... 25 24,470
GLP Capital LP
5.75% , 06/01/28 ................... 165 167,513
5.30% , 01/15/29 ................... 438 441,799
4.00% , 01/15/30 ................... 232 222,685
Simon Property Group LP, 4.38%, 10/01/30 ... 540 536,937

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
Uniti Group LP
(b)
6.50% , 02/15/29 ................... USD 12 $ 11,655
8.63% , 06/15/32 ................... 87 88,608
VICI Properties LP
4.75% , 02/15/28 ................... 649 649,586
4.75% , 04/01/28 ................... 45 45,046
3.88% , 02/15/29
(b)
.................. 55 53,449
4.63% , 12/01/29
(b)
.................. 37 36,376
4.13% , 08/15/30
(b)
.................. 540 517,131
2,806,900
Diversified Telecommunication Services — 0.8%
Altice France SA
(b)
6.88% , 10/15/30 ................... 237 226,714
6.50% , 04/15/32 ................... 143 135,490
APLD ComputeCo 2 LLC, 6.75%, 03/15/31
(b)
.. 114 113,170
AT&T, Inc., 4.35%, 03/01/29 ............ 100 100,090
Black Pearl Compute LLC, 6.13%, 02/15/31
(b)
.. 118 120,100
CCO Holdings LLC
(b)
4.25% , 02/01/31 ................... 749 682,679
4.75% , 02/01/32 ................... 227 205,246
Cipher Compute LLC, 7.13%, 11/15/30
(b)
..... 83 85,990
Comcast Corp.
3.55% , 05/01/28 ................... 50 49,279
3.40% , 04/01/30
(j)
.................. 963 924,518
4.25% , 10/15/30 ................... 60 59,355
1.95% , 01/15/31 ................... 62 55,003
1.50% , 02/15/31 ................... 37 32,065
5.50% , 11/15/32 ................... 84 87,238
4.40% , 08/15/35 ................... 480 452,687
Flash Compute LLC, 7.25%, 12/31/30
(b)
..... 149 150,012
Level 3 Financing, Inc.
(b)
3.63% , 01/15/29 ................... 232 217,500
6.88% , 06/30/33 ................... 426 433,805
7.00% , 03/31/34 ................... 291 297,864
8.50% , 01/15/36 ................... 144 150,251
Maya SAS, 7.00%, 04/15/32
(b)
........... 200 200,240
Sprint Capital Corp., 6.88%, 11/15/28 ....... 378 399,663
SV RNO Property Owner 1 LLC, 5.88%,
03/01/31
(b)
...................... 301 297,536
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 62 69,049
Verizon Communications, Inc.
3.88% , 02/08/29 ................... 100 99,044
4.02% , 12/03/29 ................... 100 98,630
4.75% , 01/15/33 ................... 170 167,898
Windstream Services LLC
(b)
8.25% , 10/01/31 ................... 423 442,101
7.50% , 10/15/33 ................... 26 27,031
WULF Compute LLC, 7.75%, 10/15/30
(b)
..... 132 139,482
Zayo Group Holdings, Inc.
(a)(b)(l)
6.25% , ( 6.25 % Cash or 0.50 % PIK), 03/09/30 305 302,982
9.00% , ( 9.00 % Cash or 1.88 % PIK), 09/09/30 33 30,641
6,853,353
Electric Utilities — 2.2%
AEP Transmission Co. LLC, 5.38%, 06/15/35 .. 55 55,832
Alabama Power Co., 3.75%, 09/01/27 ...... 100 99,356
Alpha Generation LLC, 6.75%, 10/15/32
(b)
.... 77 78,127
Arizona Public Service Co.
2.95% , 09/15/27 ................... 157 153,592
5.70% , 08/15/34 ................... 245 253,561
5.10% , 03/15/36 ................... 260 255,625
CenterPoint Energy Houston Electric LLC
5.05% , 03/01/35 ................... 110 109,604
Series AR , 4.85% , 04/01/36 ............ 140 137,101
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
DTE Electric Co.
5.20% , 03/01/34 ................... USD 25 $ 25,546
Series A , 6.63% , 06/01/36 ............. 23 25,508
Duke Energy Carolinas LLC
4.85% , 03/15/30 ................... 132 134,404
4.85% , 01/15/34 ................... 56 55,926
Duke Energy Florida LLC, 1.75%, 06/15/30 ... 21 18,791
Duke Energy Kentucky, Inc., (Acquired 08/11/25,
cost $497,000), 5.90%, 09/15/35
(d) (g)
...... 497 495,757
Duke Energy Progress LLC
2.00% , 08/15/31 ................... 116 102,184
3.40% , 04/01/32 ................... 68 63,561
Emera US Finance LLC, 4.50%, 04/01/29 .... 569 568,322
Enel Finance International NV, 4.38%, 09/30/30
(b)
836 821,079
Exelon Corp.
2.75% , 03/15/27 ................... 40 39,388
5.15% , 03/15/28 ................... 200 202,360
FirstEnergy Corp., 2.65%, 03/01/30 ........ 407 376,798
FirstEnergy Transmission LLC
4.55% , 01/15/30 ................... 246 245,615
5.00% , 01/15/35 ................... 153 150,658
Georgia Power Co.
4.55% , 03/15/30 ................... 395 396,564
4.70% , 05/15/32 ................... 216 216,092
4.95% , 05/17/33 ................... 67 67,528
5.25% , 03/15/34 ................... 28 28,593
Interstate Power & Light Co.
3.60% , 04/01/29 ................... 115 112,395
4.95% , 09/30/34 ................... 82 80,684
MidAmerican Energy Co., 5.75%, 11/01/35 ... 21 22,037
NextEra Energy Capital Holdings, Inc.
1.88% , 01/15/27 ................... 20 19,622
3.55% , 05/01/27 ................... 300 297,387
4.69% , 09/01/27 ................... 110 110,531
5.00% , 02/28/30 ................... 57 57,918
2.44% , 01/15/32 ................... 50 44,059
5.05% , 02/28/33 ................... 57 57,528
NRG Energy, Inc.
(b)
2.45% , 12/02/27 ................... 225 216,735
4.73% , 10/15/30 ................... 65 64,368
6.00% , 02/01/33 ................... 321 321,082
5.75% , 01/15/34 ................... 162 159,801
6.25% , 11/01/34 ................... 74 74,590
6.00% , 01/15/36 ................... 80 79,272
Ohio Power Co.
Series P , 2.60% , 04/01/30 ............. 18 16,688
Series Q , 1.63% , 01/15/31 ............ 173 150,269
5.00% , 06/01/33 ................... 77 76,594
5.65% , 06/01/34 ................... 25 25,672
Series F , 5.85% , 10/01/35 ............. 9 9,357
Pacific Gas & Electric Co.
2.10% , 08/01/27 ................... 228 220,970
6.10% , 01/15/29 ................... 100 103,478
4.20% , 03/01/29 ................... 685 676,873
5.55% , 05/15/29 ................... 630 644,964
4.55% , 07/01/30 ................... 1,053 1,038,728
2.50% , 02/01/31 ................... 2,474 2,217,211
3.25% , 06/01/31 ................... 146 134,661
5.80% , 05/15/34 ................... 472 483,653
PECO Energy Co., 4.90%, 06/15/33 ....... 85 85,547
PG&E Corp., 5.25%, 07/01/30 ........... 88 86,838
Pinnacle West Capital Corp., 5.15%, 05/15/30 . 355 360,220
PPL Capital Funding, Inc.
4.13% , 04/15/30 ................... 119 116,593
5.25% , 09/01/34 ................... 110 110,779

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Public Service Electric & Gas Co.
3.20% , 05/15/29 ................... USD 99 $ 96,053
2.45% , 01/15/30 ................... 39 36,356
4.90% , 12/15/32 ................... 110 111,409
Series Q , 5.05% , 03/01/35 ............ 200 201,119
Southern California Edison Co.
4.88% , 02/01/27
(j)
.................. 171 171,426
Series B , 3.65% , 03/01/28 ............. 293 288,355
Series G , 2.50% , 06/01/31 ............ 237 211,676
Southern Co. (The)
Series 21-B , 1.75% , 03/15/28 .......... 300 285,428
5.20% , 06/15/33 ................... 94 94,942
4.85% , 03/15/35 ................... 149 144,947
4.25% , 07/01/36 ................... 116 106,543
System Energy Resources, Inc.
6.00% , 04/15/28 ................... 185 190,019
5.30% , 12/15/34 ................... 80 79,790
Trans-Allegheny Interstate Line Co., 5.00%,
01/15/31
(b)
...................... 423 429,694
Vistra Operations Co. LLC
(b)
5.05% , 12/30/26 ................... 1,023 1,026,092
4.38% , 05/01/29 ................... 747 729,351
4.60% , 10/15/30 ................... 85 83,316
4.70% , 01/31/31 ................... 402 395,528
5.70% , 12/30/34 ................... 157 157,944
5.35% , 01/31/36 ................... 34 33,259
VoltaGrid LLC, 7.38%, 11/01/30
(b)
......... 258 266,465
XPLR Infrastructure Operating Partners LP
(b)
8.38% , 01/15/31 ................... 260 273,703
8.63% , 03/15/33 ................... 3 3,169
7.75% , 04/15/34 ................... 80 82,620
18,953,780
Electrical Equipment — 0.2%
Eaton Corp., 4.20%, 03/06/31 ........... 475 468,128
GE Vernova, Inc.
4.25% , 02/04/31 ................... 515 509,150
4.88% , 02/04/36 ................... 262 259,671
Vertiv Holdings Co., 4.85%, 03/15/36 ....... 385 374,361
1,611,310
Electronic Equipment, Instruments & Components — 0.0%
Sensata Technologies, Inc., 6.63%, 07/15/32
(b)
. 200 203,997
Energy Equipment & Services — 0.1%
Archrock Partners LP, 6.63%, 09/01/32
(b)
..... 169 172,322
Archrock Services LP, 6.00%, 02/01/34
(b)
.... 54 53,463
Baker Hughes Holdings LLC
4.05% , 03/11/29 ................... 25 24,873
4.35% , 06/15/31 ................... 46 45,397
Kodiak Gas Services LLC
(b)
5.88% , 04/01/31 ................... 72 72,356
6.50% , 10/01/33 ................... 218 220,355
Nabors Industries, Inc., 7.63%, 11/15/32
(b)
.... 37 37,875
Star Holding LLC, 8.75%, 08/01/31
(b)
....... 73 74,061
Tidewater, Inc., 9.13%, 07/15/30
(b)
......... 36 38,352
Transocean International Ltd.
(b)
8.50% , 05/15/31 ................... 69 72,367
7.88% , 10/15/32 ................... 45 48,083
USA Compression Partners LP
(b)
7.13% , 03/15/29 ................... 194 198,496
6.25% , 10/01/33 ................... 64 63,799
Weatherford International Ltd., 6.75%, 10/15/33
(b)
134 136,917
1,258,716
Security
Par (000)
Par (000) Value
Entertainment — 0.1%
Cinemark USA, Inc., 7.00%, 08/01/32
(b)
..... USD 17 $ 17,467
Netflix, Inc., 5.88%, 11/15/28 ............ 93 96,754
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.... 19 14,826
Starz Capital Holdings 1, Inc., 6.00%,
04/15/30
(b) (m)
.................... 29 26,607
Warnermedia Holdings, Inc.
3.76% , 03/15/27 ................... 353 348,672
4.28% , 03/15/32 ................... 55 48,675
553,001
Financial Services — 0.7%
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b)
.... 588 582,510
Block, Inc.
6.50% , 05/15/32 ................... 184 185,680
6.00% , 08/15/33
(b)
.................. 81 79,662
Fidelity National Information Services, Inc.
1.65% , 03/01/28 ................... 135 127,763
4.45% , 03/10/28 ................... 335 334,062
4.55% , 03/10/29 ................... 634 631,011
3.75% , 05/21/29 ................... 85 82,501
4.80% , 03/10/31 ................... 75 74,412
5.10% , 07/15/32 ................... 134 133,524
Fiserv, Inc.
3.50% , 07/01/29 ................... 235 225,084
5.63% , 08/21/33 ................... 47 47,440
5.45% , 03/15/34 ................... 77 76,617
5.15% , 08/12/34 ................... 80 77,704
Global Payments, Inc.
4.50% , 11/15/28 ................... 100 99,021
3.20% , 08/15/29 ................... 73 68,850
4.88% , 11/15/30 ................... 1,155 1,134,257
Nationwide Building Society, (1-day SOFR +
1.06%), 4.65%, 07/14/29
(a) (b)
........... 250 250,226
NTT Finance Corp., 4.57%, 07/16/27
(b)
...... 700 701,594
PayPal Holdings, Inc.
4.45% , 03/06/28 ................... 206 206,436
2.85% , 10/01/29 ................... 17 16,124
5.10% , 04/01/35 ................... 97 96,307
Rocket Cos., Inc.
(b)
6.13% , 08/01/30 ................... 198 199,827
7.13% , 02/01/32 ................... 278 286,544
Shift4 Payments LLC, 6.75%, 08/15/32
(b)
.... 156 153,402
UWM Holdings LLC
(b)
6.63% , 02/01/30 ................... 28 26,409
6.25% , 03/15/31 ................... 28 25,499
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
.... 53 51,817
WEX, Inc., 6.50%, 03/15/33
(b)
........... 149 145,956
6,120,239
Food Products — 0.2%
Fiesta Purchaser, Inc., 9.63%, 09/15/32
(b)
.... 56 57,034
JBS NV
5.95% , 04/20/35 ................... 260 269,897
5.50% , 01/15/36 ................... 160 160,073
Kraft Heinz Foods Co., 5.40%, 03/15/35 ..... 75 74,866
Lamb Weston Holdings, Inc., 4.38%, 01/31/32
(b)
57 52,950
Mars, Inc., 4.80%, 03/01/30
(b)
........... 748 755,872
Post Holdings, Inc.
(b)
6.38% , 03/01/33 ................... 168 165,504
6.25% , 10/15/34 ................... 52 50,919
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.... 44 42,345
1,629,460
Gas Utilities — 0.1%
AmeriGas Partners LP, 9.50%, 06/01/30
(b)
.... 32 33,901
Atmos Energy Corp., 5.90%, 11/15/33 ...... 47 50,181

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
CenterPoint Energy Resources Corp., 5.25%,
03/01/28 ....................... USD 18 $ 18,313
Ferrellgas LP, 9.25%, 01/15/31
(b)
......... 32 33,342
Spire, Inc., 4.60%, 09/01/31 ............ 410 405,137
540,874
Ground Transportation — 0.4%
Albion Financing 1 SARL, 7.00%, 05/21/30
(b)
.. 200 204,407
CSX Corp., 3.80%, 03/01/28 ............ 19 18,828
Fedex Freight Holding Co., Inc., 4.30%,
03/15/29
(b)
...................... 890 879,328
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
. 80 80,956
Hertz Corp. (The), 12.63%, 07/15/29
(b)
...... 29 25,446
Norfolk Southern Corp., 3.80%, 08/01/28 .... 116 114,829
Penske Truck Leasing Co. LP
(b)
5.75% , 05/24/26 ................... 275 275,203
4.40% , 07/01/27 ................... 33 32,889
5.88% , 11/15/27 ................... 25 25,471
5.70% , 02/01/28 ................... 161 163,515
5.35% , 03/30/29 ................... 111 112,896
5.25% , 07/01/29 ................... 75 76,089
5.25% , 02/01/30 ................... 83 84,245
RXO, Inc., 6.38%, 05/15/31
(b)
............ 28 26,866
Ryder System, Inc.
1.75% , 09/01/26 ................... 80 79,094
2.85% , 03/01/27 ................... 135 133,125
6.60% , 12/01/33 ................... 134 146,792
Triton Container International Ltd., 5.15%,
02/15/33 ....................... 100 97,914
Uber Technologies, Inc.
4.30% , 01/15/30 ................... 496 491,821
4.80% , 09/15/34 ................... 49 47,972
3,117,686
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
4.00% , 03/15/31 ................... 1,836 1,806,914
4.30% , 03/15/33 ................... 475 464,862
4.65% , 03/15/36 ................... 55 53,782
Baxter International, Inc.
1.92% , 02/01/27 ................... 34 33,196
2.27% , 12/01/28 ................... 93 86,661
3.95% , 04/01/30 ................... 63 60,390
1.73% , 04/01/31 ................... 7 5,857
Becton Dickinson & Co., 4.87%, 02/08/29 .... 170 171,896
Insulet Corp., 6.50%, 04/01/33
(b)
.......... 71 72,470
Solventum Corp.
5.45% , 02/25/27 ................... 39 39,297
5.45% , 03/13/31 ................... 108 110,805
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
104 107,429
3,013,559
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
. 28 28,667
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
.. 142 140,427
Banner Health, 1.90%, 01/01/31 .......... 128 113,864
Centene Corp.
4.25% , 12/15/27 ................... 670 658,151
2.45% , 07/15/28 ................... 21 19,557
3.38% , 02/15/30 ................... 1,289 1,164,402
3.00% , 10/15/30 ................... 242 212,079
2.50% , 03/01/31 ................... 187 156,922
2.63% , 08/01/31 ................... 158 132,111
CommonSpirit Health
6.07% , 11/01/27 ................... 35 35,870
3.35% , 10/01/29 ................... 69 66,002
2.78% , 10/01/30 ................... 161 148,010
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Community Health Systems, Inc.
(b)
5.25% , 05/15/30 ................... USD 349 $ 328,926
9.75% , 01/15/34 ................... 183 189,930
Concentra Health Services, Inc., 6.88%,
07/15/32
(b)
...................... 63 65,133
CVS Health Corp.
5.00% , 01/30/29 ................... 100 101,301
3.75% , 04/01/30 ................... 100 96,628
DaVita, Inc., 6.75%, 07/15/33
(b)
.......... 59 60,012
Elevance Health, Inc.
4.10% , 03/01/28 ................... 111 110,260
4.00% , 09/15/28 ................... 675 669,138
4.10% , 05/15/32 ................... 229 219,749
4.60% , 09/15/32 ................... 173 170,388
4.75% , 02/15/33 ................... 27 26,588
Global Medical Response, Inc., 7.38%,
10/01/32
(b)
...................... 52 53,999
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
44 38,547
HCA, Inc.
3.13% , 03/15/27 ................... 167 164,855
4.13% , 06/15/29 ................... 268 264,295
5.25% , 03/01/30 ................... 220 224,504
3.50% , 09/01/30 ................... 556 528,001
5.45% , 09/15/34 ................... 395 398,697
HealthEquity, Inc., 4.50%, 10/01/29
(b)
....... 169 163,505
Humana, Inc.
3.70% , 03/23/29 ................... 221 214,816
5.38% , 04/15/31 ................... 17 17,183
5.88% , 03/01/33 ................... 49 50,067
LifePoint Health, Inc.
(b)
8.38% , 02/15/32 ................... 162 173,003
10.00% , 06/01/32 .................. 106 108,251
Molina Healthcare, Inc.
(b)
3.88% , 11/15/30 ................... 121 108,178
6.50% , 02/15/31 ................... 43 42,273
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
...................... 80 82,960
Star Parent, Inc., 9.00%, 10/01/30
(b)
........ 115 119,140
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
268 263,222
Sutter Health, Series 2018, 3.70%, 08/15/28 .. 127 125,215
Tenet Healthcare Corp., 5.50%, 11/15/32
(b)
... 97 96,105
UnitedHealth Group, Inc.
4.40% , 06/15/28 ................... 43 43,140
3.88% , 12/15/28 ................... 29 28,715
4.70% , 04/15/29 ................... 195 196,945
2.88% , 08/15/29 ................... 480 457,575
4.80% , 01/15/30 ................... 110 111,314
4.65% , 01/15/31 ................... 609 611,642
4.95% , 01/15/32 ................... 506 511,641
5.30% , 06/15/35 ................... 70 71,410
US Acute Care Solutions LLC, 9.75%, 05/15/29
(b)
107 103,367
10,286,680
Health Care REITs — 0.3%
Diversified Healthcare Trust, 7.25%, 10/15/30
(b)
32 32,275
DOC DR LLC, 4.30%, 03/15/27 .......... 329 328,683
Healthpeak OP LLC
1.35% , 02/01/27 ................... 262 255,895
5.25% , 12/15/32 ................... 67 67,443
MPT Operating Partnership LP, 8.50%,
02/15/32
(b)
...................... 206 208,845
Ventas Realty LP
3.25% , 10/15/26 ................... 64 63,647
3.85% , 04/01/27 ................... 94 93,413
4.00% , 03/01/28 ................... 126 124,738
4.40% , 01/15/29 ................... 20 19,885

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care REITs (continued)
3.00% , 01/15/30 ................... USD 255 $ 240,182
4.75% , 11/15/30 ................... 70 70,122
5.00% , 01/15/35 ................... 255 250,214
Welltower OP LLC
3.10% , 01/15/30 ................... 122 116,070
4.50% , 07/01/30 ................... 970 970,299
3.85% , 06/15/32 ................... 176 167,693
3,009,404
Health Care Technology — 0.0%
IQVIA, Inc., 6.25%, 06/01/32
(b)
........... 132 134,045
Hotel & Resort REITs — 0.1%
(b)
Park Intermediate Holdings LLC, 7.00%,
02/01/30 ....................... 90 91,102
Pebblebrook Hotel LP, 6.38%, 10/15/29 ..... 18 18,033
RHP Hotel Properties LP
6.50% , 04/01/32 ................... 109 110,974
6.50% , 06/15/33 ................... 227 231,149
Service Properties Trust
0.00% , 09/30/27
(n)
.................. 198 180,140
8.63% , 11/15/31 ................... 181 189,022
XHR LP, 6.63%, 05/15/30 .............. 27 27,259
847,679
Hotels, Restaurants & Leisure — 0.4%
1011778 BC ULC, 4.00%, 10/15/30
(b)
....... 130 122,190
Acushnet Co., 5.63%, 12/01/33
(b)
......... 27 26,791
Caesars Entertainment, Inc.
(b)
4.63% , 10/15/29 ................... 34 32,704
6.50% , 02/15/32 ................... 189 186,800
Carnival Corp.
(b)
5.75% , 08/01/32 ................... 355 354,884
6.13% , 02/15/33 ................... 149 150,494
Churchill Downs, Inc.
(b)
5.75% , 04/01/30 ................... 32 31,647
6.75% , 05/01/31 ................... 131 133,463
Expedia Group, Inc.
3.80% , 02/15/28 ................... 35 34,527
3.25% , 02/15/30 ................... 402 379,866
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 ................... 109 104,174
6.75% , 01/15/30 ................... 30 28,022
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
...................... 101 98,536
Hilton Domestic Operating Co., Inc., 5.88%,
03/15/33
(b)
...................... 167 168,020
Light & Wonder International, Inc.
(b)
7.50% , 09/01/31 ................... 32 32,842
6.25% , 10/01/33 ................... 16 15,675
Lindblad Expeditions LLC, 7.00%, 09/15/30
(b)
.. 62 63,301
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
50 36,983
Melco Resorts Finance Ltd., 5.38%, 12/04/29
(b)
. 200 191,750
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
...................... 32 31,034
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
...................... 55 56,305
NCL Corp. Ltd.
(b)
6.75% , 02/01/32 ................... 127 126,036
6.25% , 09/15/33 ................... 94 91,212
Rivers Enterprise Borrower LLC
(b)
6.25% , 10/15/30 ................... 32 31,919
6.63% , 02/01/33 ................... 32 31,759
Scientific Games Holdings LP, 6.63%, 03/01/30
(b)
60 51,616
Six Flags Entertainment Corp., 5.25%, 07/15/29 49 46,870
Station Casinos LLC
(b)
4.63% , 12/01/31 ................... 36 33,613
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
6.63% , 03/15/32 ................... USD 86 $ 86,334
Vail Resorts, Inc., 6.50%, 05/15/32
(b)
....... 118 119,330
Viking Cruises Ltd., 5.88%, 10/15/33
(b)
...... 223 220,171
Voyager Parent LLC, 9.25%, 07/01/32
(b)
..... 72 74,751
Wynn Macau Ltd., 5.13%, 12/15/29
(b)
....... 200 191,210
Wynn Resorts Finance LLC, 6.25%, 03/15/33
(b)
. 243 240,473
3,625,302
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63% , 04/01/30 ................... 66 61,257
6.88% , 08/01/33 ................... 17 16,400
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 ................... 198 187,861
4.88% , 02/15/30 ................... 88 80,796
Century Communities, Inc., 6.63%, 09/15/33
(b)
. 32 31,349
Installed Building Products, Inc., 5.63%,
02/01/34
(b)
...................... 38 37,080
K. Hovnanian Enterprises, Inc.
(b)
8.00% , 04/01/31 ................... 114 112,710
8.38% , 10/01/33 ................... 54 53,400
LGI Homes, Inc., 7.00%, 11/15/32
(b)
........ 74 68,615
Mattamy Group Corp., 6.00%, 12/15/33
(b)
.... 37 34,745
Meritage Homes Corp., 1.75%, 05/15/28
(k)
.... 58 55,854
Newell Brands, Inc.
8.50% , 06/01/28
(b)
.................. 73 75,351
6.63% , 05/15/32 ................... 5 4,785
Risewell Homes, Inc., 9.25%, 10/01/29
(b)
..... 50 50,507
870,710
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)
5.45% , 06/01/28 ................... 295 297,700
2.45% , 01/15/31 ................... 196 173,397
Clearway Energy Operating LLC, 3.75%,
01/15/32
(b)
...................... 59 53,782
Southern Power Co., Series A, 4.25%, 10/01/30 275 271,450
TransAlta Corp., 5.88%, 02/01/34
(b)
........ 33 32,778
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a) (b) (o)
..................... 320 323,392
1,152,499
Industrial Conglomerates — 0.2%
3M Co.
3.63% , 09/14/28 ................... 136 133,999
4.80% , 03/15/30 ................... 575 581,158
5.15% , 03/15/35 ................... 570 573,374
Siemens Funding BV, 4.60%, 05/28/30
(b)
..... 514 518,019
1,806,550
Industrial REITs — 0.0%
Prologis LP
4.88% , 06/15/28 ................... 42 42,495
4.75% , 01/15/31 ................... 21 21,216
4.75% , 06/15/33 ................... 27 26,773
5.13% , 01/15/34 ................... 56 56,613
5.00% , 03/15/34 ................... 73 73,167
220,264
Insurance — 0.8%
Aegon Funding Co. LLC, 5.50%, 04/16/27
(b)
... 786 792,912
Alliant Holdings Intermediate LLC
(b)
5.88% , 11/01/29 ................... 369 357,018
7.00% , 01/15/31 ................... 414 417,524
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
..... 79 75,679
Amynta Agency Borrower, Inc., 7.50%,
07/15/33
(b)
...................... 125 118,542

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Aon Corp.
2.85% , 05/28/27 ................... USD 113 $ 111,058
5.35% , 02/28/33 ................... 109 111,629
Aon North America, Inc., 5.13%, 03/01/27 .... 48 48,245
APH Somerset Investor 2 LLC, 7.88%, 11/01/29
(b)
140 126,598
Ardonagh Finco Ltd., 7.75%, 02/15/31
(b)
..... 400 404,687
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(b)
200 195,953
Arthur J Gallagher & Co.
4.85% , 12/15/29 ................... 50 50,534
5.15% , 02/15/35 ................... 150 148,785
Asurion LLC
(b)
8.00% , 12/31/32 ................... 158 163,917
8.38% , 02/01/34 ................... 109 105,824
Howden UK Refinance plc, 7.25%, 02/15/31
(b)
. 200 201,684
HUB International Ltd.
(b)
7.25% , 06/15/30 ................... 605 619,765
7.38% , 01/31/32 ................... 480 489,582
Jones Deslauriers Insurance Management, Inc.,
8.50%, 03/15/30
(b)
................. 94 95,544
Marsh & McLennan Cos., Inc.
5.88% , 08/01/33 ................... 21 22,300
5.40% , 09/15/33 ................... 26 26,812
5.15% , 03/15/34 ................... 47 47,559
Met Tower Global Funding, 5.25%, 04/12/29
(b)
. 558 568,725
Metropolitan Life Global Funding I, 4.15%,
08/25/28
(b)
...................... 150 149,538
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
. 267 267,897
Progressive Corp. (The), 4.60%, 03/26/31 .... 680 681,553
Ryan Specialty LLC, 5.88%, 08/01/32
(b)
..... 106 104,767
USI, Inc., 7.50%, 01/15/32
(b)
............ 122 123,605
6,628,236
Interactive Media & Services — 0.2%
Alphabet, Inc.
3.70% , 02/15/29 ................... 135 133,840
4.10% , 11/15/30 ................... 338 335,696
4.10% , 02/15/31 ................... 630 625,622
4.38% , 11/15/32 ................... 85 84,514
4.80% , 02/15/36 ................... 640 637,258
Snap, Inc.
(b)
6.88% , 03/01/33 ................... 58 54,768
6.88% , 03/15/34 ................... 23 21,633
1,893,331
IT Services — 0.7%
Beignet Investor LLC, 6.58%, 05/30/49
(b)
..... 4,907 5,045,162
CoreWeave, Inc., 9.25%, 06/01/30
(b)
....... 69 67,045
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
123 122,243
Gartner, Inc., 4.50%, 07/01/28
(b)
.......... 221 217,273
IBM International Capital Pte. Ltd., 4.60%,
02/05/29 ....................... 192 193,156
International Business Machines Corp., 4.60%,
02/03/33 ....................... 100 98,073
ION Platform Finance US, Inc., 5.00%,
05/01/28
(b)
...................... 149 139,173
5,882,125
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc., 4.22%, 02/12/31 . 850 841,070
Machinery — 0.1%
Columbus McKinnon Corp., 7.13%, 02/01/33
(b)
. 79 78,964
CompoSecure Holdings LLC, 5.63%, 02/01/33
(b)
110 107,465
Esab Corp., 5.63%, 04/01/31
(b)
........... 92 92,645
Ingersoll Rand, Inc.
5.18% , 06/15/29 ................... 239 244,669
5.45% , 06/15/34 ................... 73 74,538
LSF12 Helix Parent LLC, 7.13%, 02/01/33
(b)
... 109 104,902
Security
Par (000)
Par (000) Value
Machinery (continued)
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
.. USD 101 $ 105,472
Otis Worldwide Corp., 2.57%, 02/15/30 ..... 73 67,769
Terex Corp., 6.25%, 10/15/32
(b)
.......... 53 53,345
929,769
Media — 0.6%
Cable One, Inc., 1.13%, 03/15/28
(k)
........ 35 26,320
Charter Communications Operating LLC
2.25% , 01/15/29 ................... 604 564,513
6.10% , 06/01/29 ................... 917 949,875
2.80% , 04/01/31 ................... 685 614,998
2.30% , 02/01/32 ................... 655 561,714
6.55% , 06/01/34 ................... 39 40,488
Clear Channel Outdoor Holdings, Inc., 7.50%,
03/15/33
(b)
...................... 228 241,451
CMG Media Corp., 8.88%, 06/18/29
(b)
...... 32 27,669
CSC Holdings LLC, 11.25%, 05/15/28
(b)
..... 200 163,429
DirecTV Financing LLC
(b)
8.88% , 02/01/30 ................... 122 121,729
10.00% , 02/15/31 .................. 181 184,770
Discovery Communications LLC, 3.95%,
03/20/28 ....................... 179 175,366
Gray Media, Inc.
(b)
9.63% , 07/15/32 ................... 97 96,994
7.25% , 08/15/33 ................... 107 107,821
Lamar Media Corp., 5.38%, 11/01/33
(b)
...... 55 53,830
Midcontinent Communications, 8.00%,
08/15/32
(b)
...................... 68 63,332
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
... 186 186,517
Omnicom Group, Inc.
4.65% , 10/01/28 ................... 203 203,385
4.75% , 03/30/30 ................... 26 26,047
Outfront Media Capital LLC, 4.63%, 03/15/30
(b)
. 55 53,065
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
138 140,286
Univision Communications, Inc.
(b)
8.00% , 08/15/28 ................... 29 29,435
8.50% , 07/31/31 ................... 271 272,322
9.38% , 08/01/32 ................... 54 55,653
Versant Media Group, Inc., 7.25%, 01/30/31
(b)
. 27 27,632
4,988,641
Metals & Mining — 0.7%
Cleveland-Cliffs, Inc., 6.88%, 11/01/29
(b)
..... 133 132,988
Commercial Metals Co.
(b)
5.75% , 11/15/33 ................... 134 132,591
6.00% , 12/15/35 ................... 27 26,618
ERO Copper Corp., 6.50%, 02/15/30
(b)
...... 142 140,564
First Quantum Minerals Ltd., 8.00%, 03/01/33
(b)
200 206,634
Freeport-McMoRan, Inc.
4.13% , 03/01/28 ................... 303 300,509
5.40% , 11/14/34 ................... 19 19,279
Glencore Canada Corp., 6.20%, 06/15/35 .... 73 76,149
Glencore Funding LLC
(b)
4.00% , 03/27/27 ................... 452 450,011
5.37% , 04/04/29 ................... 644 657,392
5.63% , 04/04/34 ................... 340 347,981
Kaiser Aluminum Corp.
(b)
4.50% , 06/01/31 ................... 198 187,058
5.88% , 03/01/34 ................... 110 108,005
New Gold, Inc., 6.88%, 04/01/32
(b)
........ 103 106,457
Novelis Corp.
(b)
4.75% , 01/30/30 ................... 285 268,612
6.38% , 08/15/33 ................... 135 132,421
Rio Tinto Finance USA plc
4.88% , 03/14/30 ................... 90 91,409
5.00% , 03/14/32 ................... 115 117,340

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Steel Dynamics, Inc.
3.45% , 04/15/30 ................... USD 827 $ 790,899
3.25% , 01/15/31 ................... 55 51,521
5.38% , 08/15/34 ................... 480 484,382
Vale Overseas Ltd.
3.75% , 07/08/30 ................... 640 609,216
6.13% , 06/12/33 ................... 188 195,576
5,633,612
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 6.50%, 10/15/30
(b)
103 104,464
Multi-Utilities — 0.2%
Berkshire Hathaway Energy Co.
3.25% , 04/15/28 ................... 234 229,618
1.65% , 05/15/31 ................... 46 39,899
Consumers Energy Co.
4.60% , 05/30/29 ................... 110 110,764
4.70% , 01/15/30 ................... 170 171,684
Dominion Energy, Inc., 4.60%, 05/15/28 ..... 170 170,535
NiSource, Inc.
5.25% , 03/30/28 ................... 543 551,560
5.40% , 06/30/33 ................... 45 46,043
5.35% , 04/01/34 ................... 106 107,852
WEC Energy Group, Inc., 4.75%, 01/15/28 ... 9 9,066
1,437,021
Oil, Gas & Consumable Fuels — 2.5%
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 ................... 24 28,020
6.63% , 07/15/33 ................... 101 102,734
BP Capital Markets America, Inc., 4.23%,
11/06/28 ....................... 100 100,026
California Resources Corp., 7.00%, 01/15/34
(b)
. 19 19,155
Caturus Energy LLC, 8.50%, 02/15/30
(b)
..... 116 120,363
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 ................... 514 516,654
3.70% , 11/15/29 ................... 82 79,667
Cheniere Energy Partners LP
4.50% , 10/01/29 ................... 688 684,991
4.00% , 03/01/31 ................... 99 95,033
3.25% , 01/31/32 ................... 154 140,357
5.95% , 06/30/33 ................... 57 59,754
5.75% , 08/15/34 ................... 250 257,505
5.55% , 10/30/35 ................... 21 21,385
Cheniere Energy, Inc.
4.63% , 10/15/28 ................... 497 495,744
5.65% , 04/15/34 ................... 326 335,626
Chord Energy Corp., 6.75%, 03/15/33
(b)
..... 32 33,038
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
28 26,621
CNX Resources Corp., 7.25%, 03/01/32
(b)
.... 50 51,523
Comstock Resources, Inc., 6.75%, 03/01/29
(b)
. 134 132,262
CQP Holdco LP, 5.50%, 06/15/31
(b)
........ 250 243,811
Crescent Energy Finance LLC
(b)
7.63% , 04/01/32 ................... 115 116,706
7.88% , 04/15/32 ................... 84 85,819
CVR Energy, Inc., 7.50%, 02/15/31
(b)
....... 31 31,231
DBR Land Holdings LLC, 6.25%, 12/01/30
(b)
.. 32 32,400
DCP Midstream Operating LP
5.63% , 07/15/27 ................... 865 876,239
8.13% , 08/16/30 ................... 32 36,471
3.25% , 02/15/32 ................... 558 507,202
Delek Logistics Partners LP, 7.38%, 06/30/33
(b)
. 87 87,719
Diamondback Energy, Inc.
3.50% , 12/01/29 ................... 18 17,368
5.15% , 01/30/30 ................... 375 382,634
3.13% , 03/24/31 ................... 509 471,907
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.40% , 04/18/34 ................... USD 170 $ 172,584
Enbridge, Inc.
6.00% , 11/15/28 ................... 100 103,767
Series 20-A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
5.75% , 07/15/80
(a)
................ 335 334,339
Energy Transfer LP
4.40% , 03/15/27 ................... 400 399,782
5.50% , 06/01/27 ................... 73 73,677
5.55% , 02/15/28 ................... 422 430,069
5.25% , 04/15/29 ................... 100 101,850
3.75% , 05/15/30 ................... 397 383,763
5.60% , 09/01/34 ................... 77 78,476
5.70% , 04/01/35 ................... 340 349,190
Enterprise Products Operating LLC, 4.15%,
10/16/28 ....................... 100 99,798
EOG Resources, Inc., 4.38%, 04/15/30 ..... 15 14,955
EQT Corp.
3.13% , 05/15/26
(b)
.................. 242 241,513
3.90% , 10/01/27 ................... 47 46,427
4.50% , 01/15/29 ................... 77 76,820
5.00% , 01/15/29 ................... 462 464,748
7.00% , 02/01/30
(m)
................. 374 400,133
4.75% , 01/15/31 ................... 751 747,046
3.63% , 05/15/31
(b)
.................. 250 233,134
5.75% , 02/01/34 ................... 509 524,745
Expand Energy Corp.
5.38% , 02/01/29 ................... 1,254 1,252,887
5.88% , 02/01/29
(b)
.................. 406 406,269
6.75% , 04/15/29
(b)
.................. 743 743,522
5.38% , 03/15/30 ................... 1,857 1,872,433
4.75% , 02/01/32 ................... 243 236,772
5.70% , 01/15/35 ................... 171 173,676
Genesis Energy LP, 8.00%, 05/15/33 ....... 123 127,095
Global Partners LP, 7.13%, 07/01/33
(b)
...... 32 32,261
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
... 82 83,581
Hilcorp Energy I LP
(b)
6.00% , 04/15/30 ................... 126 122,644
8.38% , 11/01/33 ................... 52 54,253
Howard Midstream Energy Partners LLC
(b)
7.38% , 07/15/32 ................... 32 33,089
6.63% , 01/15/34 ................... 68 68,259
Infinity Natural Resources LLC, 7.63%,
04/01/31
(b)
...................... 30 30,158
ITT Holdings LLC, 6.50%, 08/01/29
(b)
....... 152 147,795
Kinder Morgan, Inc.
4.30% , 03/01/28 ................... 100 99,873
5.10% , 08/01/29 ................... 255 260,190
5.40% , 02/01/34 ................... 161 164,659
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
...................... 159 163,634
Matador Resources Co., 6.50%, 04/15/32
(b)
... 110 111,198
NGL Energy Operating LLC, 8.38%, 02/15/32
(b)
184 189,620
Northern Oil & Gas, Inc., 7.88%, 10/15/33
(b)
... 97 100,361
ONEOK, Inc., 4.55%, 07/15/28 ........... 100 100,125
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
.... 37 37,996
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
...... 39 40,286
Repsol E&P Capital Markets US LLC, 4.81%,
09/16/28
(b)
...................... 200 200,834
Sabine Pass Liquefaction LLC
5.00% , 03/15/27 ................... 100 100,187
4.50% , 05/15/30 ................... 96 95,303
SM Energy Co., 6.63%, 04/15/34
(b)
........ 85 84,760
Sunoco LP, 5.88%, 03/15/34
(b)
........... 55 54,392
Tallgrass Energy Partners LP, 6.00%, 09/01/31
(b)
122 120,392

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.
5.50% , 02/15/35 ................... USD 107 $ 107,951
5.55% , 08/15/35 ................... 18 18,154
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
...................... 98 95,820
Transcanada Trust, Series 16-A, 5.88%,
08/15/76
(a)
...................... 337 337,357
Transcontinental Gas Pipe Line Co. LLC
3.25% , 05/15/30 ................... 223 211,978
5.10% , 03/15/36
(b)
.................. 55 54,515
Valero Energy Corp., 5.15%, 03/10/36 ...... 395 389,380
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 ................... 51 55,146
8.38% , 06/01/31 ................... 103 107,117
9.88% , 02/01/32 ................... 349 374,822
Venture Global Plaquemines LNG LLC
(b)
6.13% , 12/15/30 ................... 157 161,463
6.50% , 01/15/34 ................... 286 298,139
6.75% , 01/15/36 ................... 51 54,017
Viper Energy Partners LLC, 4.90%, 08/01/30 .. 195 194,871
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
...................... 105 106,393
Williams Cos., Inc. (The)
3.75% , 06/15/27 ................... 100 99,243
5.30% , 08/15/28 ................... 18 18,379
21,460,030
Passenger Airlines — 0.1%
AS Mileage Plan IP Ltd., 5.31%, 10/20/31
(b)
... 211 206,401
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
.... 61 57,649
OneSky Flight LLC, 8.88%, 12/15/29
(b)
...... 49 50,578
United Airlines Pass-Through Trust, Series 2024-
1, Class A, 5.88%, 02/15/37 ........... 263 270,352
584,980
Personal Care Products — 0.0%
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 37 33,760
Pharmaceuticals — 0.8%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
...... 600 614,306
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(b)
74 76,179
Bausch Health Cos., Inc., 11.00%, 09/30/28
(b)
.. 418 426,376
Bayer US Finance II LLC, 4.38%, 12/15/28
(b)
.. 360 356,389
Bayer US Finance LLC
(b)
6.13% , 11/21/26 ................... 1,827 1,843,620
6.25% , 01/21/29 ................... 220 228,503
Merck & Co., Inc.
3.85% , 03/15/29 ................... 180 178,692
4.15% , 03/15/31 ................... 195 192,821
Novartis Capital Corp.
4.40% , 03/18/31 ................... 440 439,906
4.90% , 03/18/36 ................... 430 428,971
Pfizer Investment Enterprises Pte. Ltd.
4.45% , 05/19/28
(j)
.................. 187 188,110
4.65% , 05/19/30 ................... 86 86,653
4.75% , 05/19/33 ................... 213 212,188
Pfizer, Inc., 4.20%, 11/15/30 ............ 250 248,263
Teva Pharmaceutical Finance Netherlands III BV,
8.13%, 09/15/31 .................. 793 883,204
Teva Pharmaceutical Finance Netherlands IV BV,
5.75%, 12/01/30 .................. 365 368,595
6,772,776
Professional Services — 0.1%
(b)
Amentum Holdings, Inc., 7.25%, 08/01/32 .... 79 81,750
CACI International, Inc., 6.38%, 06/15/33 .... 106 107,900
CoreLogic, Inc., 4.50%, 05/01/28 ......... 208 195,266
Security
Par (000)
Par (000) Value
Professional Services (continued)
Science Applications International Corp., 5.88%,
11/01/33 ....................... USD 55 $ 53,673
438,589
Real Estate Management & Development — 0.0%
(b)
Anywhere Real Estate Group LLC
7.00% , 04/15/30 ................... 27 27,038
9.75% , 04/15/30 ................... 20 21,231
Five Point Operating Co. LP, 8.00%, 10/01/30 . 32 31,925
Howard Hughes Corp. (The), 5.88%, 03/01/32 . 121 116,436
196,630
Residential REITs — 0.1%
American Homes 4 Rent LP
4.25% , 02/15/28 ................... 381 378,891
4.90% , 02/15/29 ................... 91 91,456
5.50% , 07/15/34 ................... 115 115,041
AvalonBay Communities, Inc., 5.00%, 02/15/33 92 92,858
Invitation Homes Operating Partnership LP
2.30% , 11/15/28 ................... 367 345,399
2.70% , 01/15/34 ................... 44 36,652
4.88% , 02/01/35 ................... 77 73,480
1,133,777
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
50 49,044
Realty Income Corp.
3.65% , 01/15/28 ................... 136 134,401
3.25% , 01/15/31 ................... 96 90,269
2.85% , 12/15/32 ................... 69 61,199
5.13% , 04/15/35 ................... 70 70,019
Regency Centers LP
4.13% , 03/15/28 ................... 486 484,642
5.25% , 01/15/34 ................... 36 36,389
5.10% , 01/15/35 ................... 55 54,817
980,780
Semiconductors & Semiconductor Equipment — 0.6%
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $203,000), 6.50%, 03/20/45
(d) (g)
...... 203 213,150
Applied Materials, Inc.
4.00% , 01/15/31 ................... 300 294,142
4.60% , 01/15/36 ................... 70 67,997
Broadcom, Inc.
4.00% , 04/15/29
(b)
.................. 570 564,347
5.05% , 07/12/29 ................... 80 81,654
5.05% , 04/15/30 ................... 65 66,248
4.60% , 07/15/30 ................... 540 542,686
4.20% , 10/15/30 ................... 135 133,431
4.30% , 01/15/31 ................... 360 356,907
2.45% , 02/15/31 ................... 586 532,199
4.60% , 01/15/33 ................... 120 118,173
3.42% , 04/15/33 ................... 381 348,395
Foundry JV Holdco LLC
(b)
5.90% , 01/25/30 ................... 409 423,273
5.90% , 01/25/33 ................... 350 359,839
Microchip Technology, Inc., 0.00%, 02/15/30
(b) (k) (n)
11 10,731
Micron Technology, Inc., 6.05%, 11/01/35 .... 24 25,897
NVIDIA Corp., 2.85%, 04/01/30 .......... 329 312,337
ON Semiconductor Corp., 0.50%, 03/01/29
(k)
.. 33 32,258
Qnity Electronics, Inc., 6.25%, 08/15/33
(b)
.... 90 91,002
QUALCOMM, Inc.
2.15% , 05/20/30 ................... 309 282,835
5.00% , 05/20/35 ................... 319 318,515
5,176,016

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software — 1.1%
AppLovin Corp.
5.13% , 12/01/29 ................... USD 999 $ 1,004,797
5.50% , 12/01/34 ................... 495 490,902
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
.. 244 229,024
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 ................... 70 66,060
4.88% , 07/01/29 ................... 32 27,766
Cloud Software Group, Inc.
(b)
6.50% , 03/31/29 ................... 295 287,793
9.00% , 09/30/29 ................... 280 270,109
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
.... 67 65,443
Fair Isaac Corp., 6.00%, 05/15/33
(b)
........ 170 166,808
McAfee Corp., 7.38%, 02/15/30
(b)
......... 38 31,395
Oak-Eagle AcquireCo, Inc.
(b)
7.25% , 07/01/33 ................... 163 168,883
8.75% , 07/01/34 ................... 159 166,456
Oracle Corp.
3.25% , 11/15/27 ................... 390 380,591
2.30% , 03/25/28 ................... 678 645,835
4.45% , 09/26/30 ................... 545 525,206
4.95% , 02/04/31 ................... 2,067 2,022,435
2.88% , 03/25/31 ................... 768 682,134
4.80% , 09/26/32 ................... 340 323,798
5.70% , 02/04/36 ................... 292 280,755
Salesforce, Inc.
4.90% , 09/15/31 ................... 34 33,952
5.20% , 03/15/33 ................... 34 33,942
5.55% , 03/15/36 ................... 34 33,894
SS&C Technologies, Inc., 6.50%, 06/01/32
(b)
.. 97 97,003
Stripe, Inc., (Acquired 09/26/25, cost $500,000),
5.04%, 09/26/30
(d) (g)
................ 500 493,750
Synopsys, Inc.
4.85% , 04/01/30 ................... 475 478,493
5.00% , 04/01/32 ................... 459 462,983
UKG, Inc., 6.88%, 02/01/31
(b)
............ 84 82,095
VMware LLC, 2.20%, 08/15/31 ........... 158 138,679
9,690,981
Specialized REITs — 0.3%
American Tower Corp.
1.45% , 09/15/26 ................... 12 11,844
3.65% , 03/15/27 ................... 147 145,932
5.50% , 03/15/28 ................... 525 534,154
5.20% , 02/15/29 ................... 81 82,373
2.30% , 09/15/31 ................... 32 28,172
5.40% , 01/31/35 ................... 43 43,389
Crown Castle, Inc.
4.80% , 09/01/28 ................... 6 6,029
5.60% , 06/01/29 ................... 87 89,060
4.90% , 09/01/29 ................... 42 42,233
3.30% , 07/01/30 ................... 21 19,676
2.25% , 01/15/31 ................... 57 50,340
2.50% , 07/15/31 ................... 84 73,999
5.10% , 05/01/33 ................... 33 32,534
5.80% , 03/01/34 ................... 37 37,898
Equinix, Inc., 2.00%, 05/15/28 ........... 148 140,889
Extra Space Storage LP
5.70% , 04/01/28 ................... 671 685,127
4.95% , 01/15/33 ................... 155 152,962
5.40% , 02/01/34 ................... 130 131,066
Iron Mountain, Inc.
(b)
5.63% , 07/15/32 ................... 137 132,996
6.25% , 01/15/33 ................... 68 67,782
Millrose Properties, Inc.
(b)
6.38% , 08/01/30 ................... 81 80,975
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
6.25% , 09/15/32 ................... USD 177 $ 173,744
2,763,174
Specialty Retail — 0.2%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(b)
.. 58 58,757
Asbury Automotive Group, Inc., 5.00%,
02/15/32
(b)
...................... 72 68,185
Carvana Co., 9.00%, (9.00% Cash or 14.00%
PIK), 06/01/31
(b) (l)
................. 365 394,676
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
. 72 74,452
LBM Acquisition LLC, 9.50%, 06/15/31
(b)
..... 37 32,206
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
...................... 112 108,988
Lowe's Cos., Inc., 4.00%, 10/15/28 ........ 136 134,876
Michaels Cos., Inc. (The), 8.50%, 03/15/33
(b)
.. 72 70,091
Staples, Inc., 10.75%, 09/01/29
(b)
......... 24 22,196
White Cap Supply Holdings LLC, 7.38%,
11/15/30
(b)
...................... 431 418,067
1,382,494
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc., 4.20%, 05/12/30 ............ 100 100,517
Dell International LLC
5.00% , 04/01/30 ................... 153 154,841
4.75% , 10/06/32 ................... 165 162,656
Hewlett Packard Enterprise Co.
4.55% , 10/15/29 ................... 94 93,533
5.00% , 10/15/34 ................... 128 123,902
635,449
Textiles, Apparel & Luxury Goods — 0.0%
(b)
Beach Acquisition Bidco LLC, 10.00%, (10.00%
Cash or 10.75% PIK), 07/15/33
(l)
........ 162 168,856
Crocs, Inc., 4.13%, 08/15/31 ............ 31 27,895
196,751
Tobacco — 0.6%
Altria Group, Inc.
4.50% , 08/06/30 ................... 620 617,321
2.45% , 02/04/32 ................... 704 617,753
BAT Capital Corp.
3.22% , 09/06/26 ................... 1,016 1,010,678
3.56% , 08/15/27 ................... 247 244,289
6.34% , 08/02/30 ................... 339 361,876
6.42% , 08/02/33 ................... 45 48,803
6.00% , 02/20/34 ................... 69 72,929
BAT International Finance plc, 5.93%, 02/02/29 168 174,281
Philip Morris International, Inc.
4.13% , 04/28/28 ................... 33 32,945
5.63% , 11/17/29 ................... 148 153,828
4.38% , 04/30/30 ................... 1,196 1,189,610
4.00% , 10/29/30 ................... 168 164,440
4.75% , 11/01/31 ................... 341 342,550
Reynolds American, Inc., 5.70%, 08/15/35 .... 115 118,205
5,149,508
Trading Companies & Distributors — 0.4%
Air Lease Corp.
1.88% , 08/15/26 ................... 489 484,021
5.85% , 12/15/27 ................... 46 46,961
3.00% , 02/01/30 ................... 33 30,672
Aviation Capital Group LLC
(b)
1.95% , 09/20/26 ................... 683 674,877
4.80% , 10/24/30 ................... 1,088 1,075,435
FTAI Aviation Investors LLC
(b)
7.00% , 05/01/31 ................... 232 237,830
7.00% , 06/15/32 ................... 155 158,893
5.88% , 04/15/33 ................... 106 103,709

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
GATX Corp., 5.40%, 03/15/27 ........... USD 50 $ 50,366
Herc Holdings, Inc., 7.25%, 06/15/33
(b)
...... 231 236,715
QXO Building Products, Inc., 6.75%, 04/30/32
(b)
229 233,578
United Rentals North America, Inc.
(b)
6.00% , 12/15/29 ................... 266 270,442
5.38% , 11/15/33 ................... 126 122,520
WESCO Distribution, Inc.
(b)
6.38% , 03/15/33 ................... 51 51,957
5.50% , 04/15/34 ................... 33 32,500
3,810,476
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC, 6.00%, 01/31/33
(c) (d) (i)
.. 28 6,230
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, 3.63%, 04/22/29 ... 262 254,837
Digicel International Finance Ltd., 8.63%,
08/01/32
(b)
...................... 200 202,959
Rogers Communications, Inc.
3.20% , 03/15/27 ................... 126 124,443
3.80% , 03/15/32 ................... 32 29,872
T-Mobile USA, Inc.
2.05% , 02/15/28 ................... 186 178,406
4.80% , 07/15/28 ................... 200 201,913
3.88% , 04/15/30 ................... 140 136,342
2.55% , 02/15/31 ................... 13 11,813
2.25% , 11/15/31 ................... 146 128,314
2.70% , 03/15/32 ................... 24 21,350
6.70% , 12/15/33 ................... 91 100,202
Vmed O2 UK Financing I plc, 4.25%, 01/31/31
(b)
200 171,768
1,562,219
Total Corporate Bonds — 29 .7%
(Cost: $ 257,098,603 ) .............................. 256,466,124
Equity-Linked Notes
Aerospace & Defense — 0.1%
(b)(e)
BNP Paribas SA ( Safran SA ) , 18.32% , 05/06/26 EUR 1 204,206
Citigroup, Inc. ( Rolls-Royce Holdings plc ) ,
27.39% , 04/17/26 .................. GBP 14 212,421
Citigroup, Inc. ( Safran SA ) , 15.73% , 04/17/26 .. EUR 1 203,077
UBS AG ( Rolls-Royce Holdings plc ) ,
22.44% , 04/10/26 .................. GBP 14 204,572
824,276
Automobile Components — 0.1%
(b)(e)
Citigroup, Inc. ( Autoliv, Inc. ) , 11.48% , 04/17/26 . EUR 1 273,747
UBS AG ( Autoliv, Inc. ) , 11.37% , 04/10/26 ..... 1 273,124
546,871
Automobiles — 0.1%
(b)(e)
Barclays Bank plc ( Toyota Motor Corp. ) ,
23.95% , 04/22/26 .................. USD 1 162,630
BNP Paribas SA ( Tesla, Inc. ) , 19.63% , 05/12/26 —
(p)
37,070
BNP Paribas SA ( Toyota Motor Corp. ) ,
20.62% , 04/01/26 .................. 1 155,436
Morgan Stanley & Co. LLC (Toyota Motor Corp.)
25.32% , 04/08/26 .................. 1 156,870
24.39% , 04/15/26 .................. 1 164,897
35.28% , 05/22/26 .................. 1 180,008
Royal Bank of Canada ( Tesla, Inc. ) ,
20.62% , 05/19/26 .................. —
(p)
36,739
893,650
Security
Par (000)
Par (000) Value
Banks — 0.4%
(b)(e)
Barclays Bank plc ( Banco Bilbao Vizcaya
Argentaria SA ) , 49.50% , 04/15/26 ....... USD 7 $ 140,170
BMO Capital Markets Corp. ( Bank of America
Corp. ) , 16.48% , 05/20/26 ............. 3 159,241
BNP Paribas SA (Mitsubishi UFJ Financial
Group, Inc.)
27.67% , 04/15/26 .................. 9 159,853
26.33% , 04/22/26 .................. 9 163,383
BNP Paribas SA ( Sanofi SA ) , 22.43% , 04/14/26 24 271,593
Canadian Imperial Bank of Commerce ( HSBC
Holdings plc ) , 30.55% , 04/08/26
(a)
........ 6 473,771
Citigroup, Inc. ( Bank of America Corp. ) ,
17.69% , 05/13/26 .................. 3 159,240
Morgan Stanley & Co. LLC (Banco Bilbao
Vizcaya Argentaria SA)
20.67% , 04/01/26 .................. 5 99,566
22.16% , 04/08/26 .................. 6 137,428
Nomura Holdings, Inc. ( Sanofi SA ) ,
34.97% , 05/22/26 .................. 26 282,535
Royal Bank of Canada ( HSBC Holdings plc ) ,
28.48% , 05/20/26 .................. 6 489,057
Royal Bank of Canada ( Mitsubishi UFJ Financial
Group, Inc. ) , 30.89% , 05/20/26 ......... 10 173,605
Societe Generale SA (Citigroup, Inc.)
22.01% , 04/29/26 .................. 4 397,866
22.05% , 05/08/26 .................. 4 402,928
Societe Generale SA ( Mitsubishi UFJ Financial
Group, Inc. ) , 25.05% , 04/08/26 ......... 9 157,458
3,667,694
Biotechnology — 0.0%
(b)(e)
BMO Capital Markets Corp. ( Vertex
Pharmaceuticals, Inc. ) , 20.98% , 05/15/26 .. —
(p)
56,224
Societe Generale SA ( Vertex Pharmaceuticals,
Inc. ) , 15.82% , 05/27/26 ............... —
(p)
57,513
113,737
Broadline Retail — 0.1%
(b)(e)
BNP Paribas SA ( Amazon.com, Inc. ) ,
17.42% , 04/15/26 .................. 3 524,541
Morgan Stanley & Co. LLC ( Amazon.com, Inc. ) ,
16.64% , 04/08/26 .................. 2 512,234
1,036,775
Capital Markets — 0.2%
(b)(e)
Barclays Bank plc ( Bank of New York Mellon
Corp. (The) ) , 21.89% , 04/21/26 ......... 1 65,757
Barclays Bank plc (MSCI, Inc.)
17.75% , 04/14/26 .................. —
(p)
95,446
18.58% , 04/28/26 .................. —
(p)
185,600
Barclays Bank plc ( State Street Corp. ) ,
23.96% , 05/19/26 .................. 3 369,580
BMO Capital Markets Corp. ( State Street Corp. ) ,
26.69% , 04/14/26 .................. 2 251,271
BNP Paribas SA ( UBS Group AG ) ,
18.04% , 04/14/26 .................. 5 211,133
Citigroup, Inc. ( Moelis & Co. ) , 24.00% , 04/17/26 EUR —
(p)
236,328
Citigroup, Inc. ( MSCI, Inc. ) , 18.96% , 04/21/26 .. USD —
(p)
96,269
Morgan Stanley & Co. LLC ( UBS Group AG ) ,
17.46% , 04/01/26 .................. 5 196,531
Societe Generale SA ( Bank of New York Mellon
Corp. (The) ) , 24.85% , 04/28/26 ......... 1 65,863
UBS AG ( Moelis & Co. ) , 18.52% , 04/10/26 .... EUR —
(p)
227,558
2,001,336

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals — 0.1%
(b)(e)
BMO Capital Markets Corp. ( Ecolab, Inc. ) ,
16.53% , 05/13/26 .................. USD —
(p)
$ 90,090
BNP Paribas SA ( Linde plc ) , 15.58% , 05/20/26 . 1 423,895
Mizuho Markets Cayman LP ( Ecolab, Inc. ) ,
15.12% , 04/22/26 .................. —
(p)
94,214
Societe Generale SA ( Linde plc ) ,
15.96% , 04/08/26 .................. 1 381,449
989,648
Commercial Services & Supplies — 0.1%
(b)(e)
Morgan Stanley & Co. LLC ( Rollins, Inc. ) ,
15.02% , 04/22/26 .................. 6 349,878
Royal Bank of Canada ( Rollins, Inc. ) ,
15.46% , 05/13/26 .................. 7 364,567
714,445
Communications Equipment — 0.0%
(b)(e)
Barclays Bank plc ( Arista Networks, Inc. ) ,
30.27% , 05/05/26 .................. —
(p)
50,825
Barclays Bank plc ( Cisco Systems, Inc. ) ,
18.74% , 04/22/26 .................. 2 118,603
Morgan Stanley & Co. LLC ( Arista Networks,
Inc. ) , 35.91% , 04/21/26 ............... —
(p)
49,624
Societe Generale SA ( Cisco Systems, Inc. ) ,
18.74% , 04/29/26 .................. 2 118,817
337,869
Consumer Finance — 0.1%
(b)(e)
Royal Bank of Canada ( Capital One Financial
Corp. ) , 19.79% , 04/03/26 ............. 2 370,253
Societe Generale SA ( Capital One Financial
Corp. ) , 25.66% , 04/29/26 ............. 3 472,124
842,377
Consumer Staples Distribution & Retail — 0.3%
(b)(e)
BMO Capital Markets Corp. ( Costco Wholesale
Corp. ) , 14.29% , 05/15/26 ............. 1 559,079
BMO Capital Markets Corp. ( Walmart, Inc. ) ,
18.65% , 04/29/26 .................. 4 447,848
BNP Paribas SA ( Costco Wholesale Corp. ) ,
13.57% , 05/08/26 .................. 1 558,350
BNP Paribas SA (Walmart, Inc.)
17.15% , 05/12/26 .................. 4 453,071
18.33% , 05/22/26 .................. 4 448,131
2,466,479
Containers & Packaging — 0.1%
(b)(e)
Mizuho Markets Cayman LP ( Avery Dennison
Corp. ) , 17.02% , 04/21/26 ............. 1 202,406
Morgan Stanley & Co. LLC ( Packaging Corp. of
America ) , 24.49% , 04/22/26 ........... —
(p)
107,088
Royal Bank of Canada ( Avery Dennison Corp. ) ,
16.82% , 05/12/26 .................. 1 199,984
Societe Generale SA ( Packaging Corp. of
America ) , 24.01% , 04/29/26 ........... —
(p)
106,117
615,595
Distributors — 0.0%
(b)(e)
BMO Capital Markets Corp. ( Genuine Parts Co. ) ,
23.57% , 04/01/26 .................. —
(p)
39,649
Morgan Stanley & Co. LLC (Genuine Parts Co.)
21.19% , 04/08/26 .................. —
(p)
41,863
27.21% , 04/22/26 .................. 1 104,661
186,173
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.0%
(b)(e)
Mizuho Markets Cayman LP ( Verizon
Communications, Inc. ) , 26.82% , 04/24/26 .. USD 3 $ 161,569
Societe Generale SA ( Verizon Communications,
Inc. ) , 25.40% , 05/05/26 ............... 3 163,598
325,167
Electric Utilities — 0.2%
(b)(e)
Barclays Bank plc ( Duke Energy Corp. ) ,
9.84% , 04/22/26 ................... 4 493,864
Barclays Bank plc ( Iberdrola SA ) ,
9.46% , 04/10/26 ................... EUR 10 237,810
BNP Paribas SA ( Iberdrola SA ) ,
13.89% , 04/17/26 .................. 11 252,664
Citigroup, Inc. ( American Electric Power Co.,
Inc. ) , 14.01% , 04/15/26 ............... USD —
(p)
45,036
Royal Bank of Canada ( FirstEnergy Corp. ) ,
11.47% , 05/08/26 .................. 1 63,216
Societe Generale SA ( Duke Energy Corp. ) ,
8.74% , 04/29/26 ................... 4 500,511
Societe Generale SA ( FirstEnergy Corp. ) ,
14.63% , 05/15/26 .................. 1 62,893
1,655,994
Electrical Equipment — 0.2%
(b)(e)
Barclays Bank plc ( AMETEK, Inc. ) ,
16.31% , 05/05/26 .................. 1 179,144
Barclays Bank plc ( GE Vernova, Inc. ) ,
28.16% , 05/19/26 .................. —
(p)
97,564
BNP Paribas SA ( ABB Ltd. ) , 27.67% , 04/17/26 . CHF 3 218,395
BNP Paribas SA ( Suncor Energy, Inc. ) ,
18.69% , 04/24/26 .................. EUR 1 255,152
Citigroup, Inc. ( ABB Ltd. ) , 23.63% , 05/06/26 ... CHF 3 213,230
Morgan Stanley & Co. LLC ( AMETEK, Inc. ) ,
19.30% , 04/21/26 .................. USD 1 182,491
Societe Generale SA ( GE Vernova, Inc. ) ,
30.24% , 05/27/26 .................. —
(p)
101,562
UBS AG ( Suncor Energy, Inc. ) , 18.16% , 04/10/26 EUR 1 235,015
1,482,553
Electronic Equipment, Instruments & Components — 0.0%
(b)(e)
Barclays Bank plc ( Corning, Inc. ) ,
20.90% , 04/22/26 .................. USD —
(p)
46,900
BMO Capital Markets Corp. ( Corning, Inc. ) ,
20.74% , 04/29/26 .................. —
(p)
42,849
Mizuho Markets Cayman LP ( Amphenol Corp. ) ,
33.11% , 05/13/26 .................. 1 67,116
Societe Generale SA ( Amphenol Corp. ) ,
27.05% , 05/27/26 .................. 1 67,899
224,764
Energy Equipment & Services — 0.1%
(b)(e)
Barclays Bank plc ( Baker Hughes Co. ) ,
22.88% , 05/08/26 .................. 5 291,678
Barclays Bank plc ( SLB Ltd. ) , 23.27% , 05/19/26 3 177,549
Royal Bank of Canada ( SLB Ltd. ) ,
24.46% , 05/27/26 .................. 4 183,710
Societe Generale SA ( Baker Hughes Co. ) ,
22.17% , 04/28/26 .................. 5 285,268
938,205
Financial Services — 0.1%
(b)(e)
Barclays Bank plc ( Mastercard, Inc. ) ,
19.66% , 05/12/26 .................. —
(p)
159,739
Barclays Bank plc ( Visa, Inc. ) , 15.62% , 05/20/26 1 202,984
BMO Capital Markets Corp. ( Berkshire Hathaway,
Inc. ) , 12.20% , 04/28/26 ............... —
(p)
192,751
BMO Capital Markets Corp. ( Mastercard, Inc. ) ,
17.49% , 05/19/26 .................. —
(p)
160,795
BNP Paribas SA ( Visa, Inc. ) , 17.36% , 05/29/26 . 1 209,471

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Royal Bank of Canada ( Berkshire Hathaway,
Inc. ) , 8.84% , 05/08/26 ............... USD —
(p)
$ 189,569
1,115,309
Food Products — 0.1%
(b)(e)
Royal Bank of Canada ( Nestle SA ) ,
10.06% , 04/17/26 .................. CHF 4 422,689
UBS AG ( Nestle SA ) , 12.08% , 04/10/26 ...... 4 411,583
834,272
Ground Transportation — 0.0%
(b)(e)
Morgan Stanley & Co. LLC ( Uber Technologies,
Inc. ) , 26.41% , 04/21/26 ............... USD 1 62,405
Royal Bank of Canada ( Uber Technologies, Inc. ) ,
20.86% , 04/29/26 .................. 1 59,752
122,157
Health Care Equipment & Supplies — 0.0%
BMO Capital Markets Corp. (GE HealthCare
Technologies, Inc.)
(b)(e)
23.43% , 05/15/26 .................. 1 65,991
23.11% , 05/27/26 .................. 1 69,386
135,377
Health Care Providers & Services — 0.4%
(b)(e)
BMO Capital Markets Corp. (Cencora, Inc.)
17.15% , 04/28/26 .................. 1 427,148
16.26% , 05/13/26 .................. 1 432,049
BMO Capital Markets Corp. (HCA Healthcare,
Inc.)
20.53% , 05/13/26 .................. 1 392,394
19.77% , 05/20/26 .................. 1 385,096
BMO Capital Markets Corp. ( McKesson Corp. ) ,
16.80% , 05/19/26 .................. —
(p)
374,711
BMO Capital Markets Corp. ( Universal Health
Services, Inc. ) , 22.86% , 05/15/26 ........ 1 203,910
BNP Paribas SA ( Cardinal Health, Inc. ) ,
17.03% , 04/21/26 .................. 1 166,899
BNP Paribas SA ( Universal Health Services,
Inc. ) , 20.75% , 04/15/26 ............... 1 213,488
Goldman Sachs International ( Cardinal Health,
Inc. ) , 22.18% , 05/15/26 ............... 1 168,706
Goldman Sachs International ( UnitedHealth
Group, Inc. ) , 25.72% , 05/20/26 ......... 1 319,679
Morgan Stanley & Co. LLC ( McKesson Corp. ) ,
15.55% , 05/12/26 .................. —
(p)
369,383
Morgan Stanley & Co. LLC ( UnitedHealth Group,
Inc. ) , 35.13% , 04/24/26 ............... 1 312,854
3,766,317
Hotels, Restaurants & Leisure — 0.0%
Barclays Bank plc ( Domino's Pizza, Inc. ) ,
19.28% , 04/14/26
(b) (e)
................ 1 190,889
Household Products — 0.1%
(b)(e)
Citigroup, Inc. ( Energizer Holdings, Inc. ) ,
33.59% , 04/17/26 .................. EUR 1 219,121
UBS AG ( Energizer Holdings, Inc. ) ,
27.11% , 04/10/26 .................. 1 213,488
432,609
Industrial Conglomerates — 0.1%
(b)(e)
Citigroup, Inc. ( Siemens AG ) , 21.30% , 04/17/26 1 317,956
UBS AG ( Siemens AG ) , 17.44% , 04/10/26 .... 1 305,198
623,154
Insurance — 0.1%
BMO Capital Markets Corp. (Hartford Insurance
Group, Inc. (The))
(b)(e)
13.88% , 04/28/26 .................. USD 3 411,873
Security
Par (000)
Par (000) Value
Insurance (continued)
13.71% , 05/13/26 .................. USD 3 $ 403,143
815,016
Interactive Media & Services — 0.4%
(b)(e)
BMO Capital Markets Corp. ( Alphabet, Inc. ) ,
20.17% , 05/15/26 .................. 2 633,479
BNP Paribas SA ( Alphabet, Inc. ) ,
17.80% , 04/14/26 .................. 2 604,208
Goldman Sachs International ( Alphabet, Inc. ) ,
16.17% , 05/22/26 .................. 2 621,916
Morgan Stanley & Co. LLC ( Alphabet, Inc. ) ,
18.08% , 05/08/26 .................. 2 611,174
Royal Bank of Canada ( Meta Platforms, Inc. ) ,
22.54% , 05/15/26 .................. 1 487,975
Societe Generale SA ( Meta Platforms, Inc. ) ,
22.22% , 05/05/26 .................. 1 504,989
3,463,741
IT Services — 0.0%
(b)(e)
BMO Capital Markets Corp. (Accenture plc)
24.99% , 05/13/26 .................. —
(p)
49,200
23.07% , 05/27/26 .................. —
(p)
49,726
BMO Capital Markets Corp. ( International
Business Machines Corp. ) , 26.92% , 04/28/26 —
(p)
89,103
Societe Generale SA ( International Business
Machines Corp. ) , 21.20% , 05/08/26 ...... —
(p)
86,542
274,571
Machinery — 0.2%
(b)(e)
Nomura Holdings, Inc. ( Nordson Corp. ) ,
12.30% , 05/27/26 .................. 1 290,537
Royal Bank of Canada (Nordson Corp.)
16.87% , 05/12/26 .................. 1 290,674
14.03% , 05/19/26 .................. 1 295,834
Societe Generale SA (Otis Worldwide Corp.)
12.80% , 05/08/26 .................. 4 282,448
12.28% , 05/15/26 .................. 4 276,298
1,435,791
Media — 0.1%
(b)(e)
Barclays Bank plc (Charter Communications,
Inc.)
27.09% , 04/14/26 .................. 1 165,186
33.23% , 04/21/26 .................. 1 148,057
Barclays Bank plc ( Omnicom Group, Inc. ) ,
17.79% , 05/12/26 .................. 3 195,930
Royal Bank of Canada ( Omnicom Group, Inc. ) ,
20.71% , 05/19/26 .................. 3 197,189
706,362
Metals & Mining — 0.1%
(b)(e)
BMO Capital Markets Corp. ( BHP Group Ltd. ) ,
38.02% , 04/01/26 .................. 4 279,709
BNP Paribas SA ( BHP Group Ltd. ) ,
42.37% , 04/08/26 .................. 4 291,837
Morgan Stanley & Co. LLC ( BHP Group Ltd. ) ,
24.67% , 05/22/26 .................. 5 331,848
903,394
Multi-Utilities — 0.1%
(b)(e)
BNP Paribas SA ( DTE Energy Co. ) ,
46.83% , 04/17/26 .................. EUR 6 231,969
UBS AG ( DTE Energy Co. ) , 34.20% , 05/06/26 . 6 239,320
471,289

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.3%
(b)(e)
BNP Paribas SA ( Exxon Mobil Corp. ) ,
14.64% , 05/12/26 .................. USD 2 $ 345,532
Citigroup, Inc. ( TotalEnergies SE ) ,
20.89% , 04/17/26 .................. EUR 3 257,834
JPMorgan Structured Products BV ( Shell plc ) ,
22.15% , 04/01/26 .................. USD 5 380,173
Morgan Stanley & Co. LLC ( Shell plc ) ,
24.34% , 05/22/26 .................. 5 479,928
Nomura Holdings, Inc. ( Exxon Mobil Corp. ) ,
20.77% , 05/20/26 .................. 2 360,090
Societe Generale SA ( Shell plc ) ,
17.52% , 04/08/26 .................. 5 395,194
UBS AG ( TotalEnergies SE ) , 18.30% , 04/10/26 . EUR 3 249,551
2,468,302
Personal Care Products — 0.1%
(b)(e)
Barclays Bank plc ( Unilever plc ) ,
15.99% , 04/14/26 .................. USD 4 206,191
BMO Capital Markets Corp. ( Unilever plc ) ,
18.00% , 04/01/26 .................. 3 208,589
Royal Bank of Canada ( Unilever plc ) ,
23.46% , 05/22/26 .................. 4 235,182
649,962
Pharmaceuticals — 0.4%
(b)(e)
Barclays Bank plc ( Novo Nordisk A/S ) ,
48.98% , 04/14/26 .................. 5 201,036
BNP Paribas SA ( AstraZeneca plc ) ,
18.28% , 05/20/26 .................. 3 518,612
Citigroup, Inc. ( Roper Technologies, Inc. ) ,
27.78% , 04/17/26 .................. CHF 1 466,708
Morgan Stanley & Co. LLC ( Novartis AG ) ,
31.37% , 04/08/26 .................. USD 3 484,081
Morgan Stanley & Co. LLC ( Novo Nordisk A/S ) ,
42.10% , 04/01/26 .................. 5 187,935
Nomura Bank International PLC ( Novartis AG ) ,
17.00% , 05/22/26 .................. 3 512,113
Royal Bank of Canada ( AstraZeneca plc ) ,
20.43% , 04/08/26 .................. 3 497,488
UBS AG ( Roper Technologies, Inc. ) ,
29.20% , 04/10/26 .................. CHF 1 456,782
3,324,755
Residential REITs — 0.1%
(b)(e)
Barclays Bank plc ( Essex Property Trust, Inc. ) ,
22.32% , 04/22/26 .................. USD 1 150,676
BMO Capital Markets Corp. ( UDR, Inc. ) ,
23.27% , 05/05/26 .................. 3 114,969
Morgan Stanley & Co. LLC ( UDR, Inc. ) ,
22.56% , 04/24/26 .................. 3 111,305
Royal Bank of Canada ( Essex Property Trust,
Inc. ) , 26.16% , 05/15/26 ............... 1 153,475
530,425
Retail REITs — 0.0%
(b)(e)
Royal Bank of Canada ( Simon Property Group,
Inc. ) , 19.67% , 04/24/26 ............... 1 134,883
Societe Generale SA ( Simon Property Group,
Inc. ) , 19.92% , 05/05/26 ............... 1 137,760
272,643
Semiconductors & Semiconductor Equipment — 0.8%
(b)(e)
Barclays Bank plc ( KLA Corp. ) , 32.96% , 04/14/26 —
(p)
71,314
Barclays Bank plc ( Micron Technology, Inc. ) ,
30.72% , 05/19/26 .................. —
(p)
165,903
Barclays Bank plc (NVIDIA Corp.)
25.11% , 04/22/26 .................. 5 820,748
22.04% , 05/13/26 .................. 5 838,855
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Barclays Bank plc ( QUALCOMM, Inc. ) ,
15.56% , 04/29/26 .................. USD —
(p)
$ 55,763
BMO Capital Markets Corp. ( Analog Devices,
Inc. ) , 19.31% , 04/28/26 ............... —
(p)
65,490
BMO Capital Markets Corp. (Applied Materials,
Inc.)
31.76% , 05/13/26 .................. —
(p)
113,918
30.16% , 05/27/26 .................. —
(p)
114,515
BMO Capital Markets Corp. ( Broadcom, Inc. ) ,
26.74% , 05/13/26 .................. 2 584,093
BMO Capital Markets Corp. ( Lam Research
Corp. ) , 33.39% , 05/27/26 ............. 1 113,518
BNP Paribas SA ( NVIDIA Corp. ) ,
25.81% , 05/29/26 .................. 5 796,450
Canadian Imperial Bank of Commerce ( ASML
Holding NV ) , 23.80% , 04/15/26
(a)
........ —
(p)
422,644
Citigroup, Inc. ( Intel Corp. ) , 34.75% , 05/15/26 .. 2 78,809
Citigroup, Inc. ( KLA Corp. ) , 29.54% , 04/21/26 .. —
(p)
74,319
Citigroup, Inc. ( QUALCOMM, Inc. ) ,
26.06% , 04/21/26 .................. —
(p)
58,579
Citigroup, Inc. ( Texas Instruments, Inc. ) ,
21.60% , 04/21/26 .................. —
(p)
66,081
Mizuho Markets Cayman LP ( Advanced Micro
Devices, Inc. ) , 27.65% , 04/03/26 ........ 1 167,062
Morgan Stanley & Co. LLC ( ASML Holding NV ) ,
34.06% , 05/20/26 .................. —
(p)
455,686
Morgan Stanley & Co. LLC ( Lam Research
Corp. ) , 38.14% , 05/19/26 ............. 1 117,209
Morgan Stanley & Co. LLC ( Micron Technology,
Inc. ) , 36.33% , 05/27/26 ............... —
(p)
158,149
Morgan Stanley & Co. LLC ( NVIDIA Corp. ) ,
23.38% , 05/20/26 .................. 5 831,740
Societe Generale SA ( Analog Devices, Inc. ) ,
19.50% , 05/05/26 .................. —
(p)
65,231
Societe Generale SA ( ASML Holding NV ) ,
26.72% , 04/08/26 .................. —
(p)
552,621
Societe Generale SA ( Broadcom, Inc. ) ,
30.49% , 05/05/26 .................. 1 386,431
Societe Generale SA ( Intel Corp. ) ,
33.46% , 05/08/26 .................. 2 77,140
Societe Generale SA ( Texas Instruments, Inc. ) ,
26.01% , 04/29/26 .................. —
(p)
73,024
7,325,292
Software — 0.5%
(b)(e)
Barclays Bank plc ( Microsoft Corp. ) ,
16.95% , 05/13/26 .................. 1 546,435
Barclays Bank plc ( Palantir Technologies, Inc. ) ,
29.93% , 05/19/26 .................. 1 121,489
Barclays Bank plc ( SAP SE ) , 23.16% , 04/14/26 2 292,080
BMO Capital Markets Corp. ( AppLovin Corp. ) ,
19.07% , 04/28/26 .................. —
(p)
38,514
BMO Capital Markets Corp. ( Crowdstrike
Holdings, Inc. ) , 22.93% , 04/06/26 ........ —
(p)
38,758
BMO Capital Markets Corp. (Intuit, Inc.)
18.75% , 04/28/26 .................. —
(p)
45,905
23.74% , 05/05/26 .................. —
(p)
44,477
BMO Capital Markets Corp. (Microsoft Corp.)
18.52% , 04/28/26 .................. 1 539,096
16.99% , 05/20/26 .................. 1 542,316
BMO Capital Markets Corp. ( Oracle Corp. ) ,
44.28% , 05/12/26 .................. 1 98,792
BMO Capital Markets Corp. ( ServiceNow, Inc. ) ,
21.46% , 04/28/26 .................. —
(p)
42,004
BNP Paribas SA ( Adobe, Inc. ) , 21.73% , 05/22/26 —
(p)
38,340

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
BNP Paribas SA ( Palantir Technologies, Inc. ) ,
31.21% , 05/24/26 .................. USD 1 $ 124,394
Citigroup, Inc. ( Adobe, Inc. ) , 22.02% , 04/15/26 . —
(p)
42,935
Citigroup, Inc. ( Salesforce, Inc. ) ,
37.31% , 04/15/26 .................. —
(p)
74,301
Citigroup, Inc. ( ServiceNow, Inc. ) ,
23.00% , 04/21/26 .................. —
(p)
44,579
Mizuho Markets Cayman LP ( AppLovin Corp. ) ,
20.27% , 04/15/26 .................. —
(p)
40,938
Mizuho Markets Cayman LP ( Crowdstrike
Holdings, Inc. ) , 20.37% , 04/15/26 ........ —
(p)
38,467
Morgan Stanley & Co. LLC ( SAP SE ) ,
39.72% , 05/22/26 .................. 2 319,598
Nomura Holdings, Inc. ( Salesforce, Inc. ) ,
22.62% , 05/05/26 .................. —
(p)
71,366
Royal Bank of Canada ( Microsoft Corp. ) ,
17.12% , 04/14/26 .................. 1 550,945
Royal Bank of Canada (Palo Alto Networks, Inc.)
21.42% , 04/29/26 .................. —
(p)
47,511
20.07% , 05/08/26 .................. —
(p)
47,537
Societe Generale SA ( Oracle Corp. ) ,
43.42% , 05/05/26 .................. 1 92,987
3,883,764
Specialty Retail — 0.3%
(b)(e)
BNP Paribas SA ( Home Depot, Inc. (The) ) ,
15.60% , 05/12/26 .................. 2 549,013
Societe Generale SA (AutoZone, Inc.)
21.75% , 04/28/26 .................. —
(p)
160,718
17.90% , 05/08/26 .................. —
(p)
158,031
Societe Generale SA ( Home Depot, Inc. (The) ) ,
17.59% , 05/05/26 .................. 2 556,776
Societe Generale SA (O'Reilly Automotive, Inc.)
19.51% , 05/05/26 .................. 5 444,691
14.97% , 05/12/26 .................. 5 456,115
2,325,344
Technology Hardware, Storage & Peripherals — 0.4%
(b)(e)
Barclays Bank plc (Apple, Inc.)
15.57% , 04/28/26 .................. 3 749,677
14.25% , 05/12/26 .................. 3 752,075
BMO Capital Markets Corp. ( Apple, Inc. ) ,
16.66% , 05/19/26 .................. 3 751,076
BMO Capital Markets Corp. (Western Digital
Corp.)
21.14% , 04/29/26 .................. —
(p)
37,194
22.95% , 04/29/26 .................. —
(p)
38,732
Morgan Stanley & Co. LLC (Seagate Technology
Holdings plc)
38.96% , 04/01/26 .................. —
(p)
44,212
23.05% , 05/22/26 .................. —
(p)
37,693
Royal Bank of Canada ( Apple, Inc. ) ,
18.18% , 05/05/26 .................. 3 757,042
3,167,701
Trading Companies & Distributors — 0.1%
(b)(e)
BMO Capital Markets Corp. ( WW Grainger, Inc. ) ,
17.86% , 04/29/26 .................. —
(p)
49,344
Royal Bank of Canada ( WW Grainger, Inc. ) ,
13.01% , 04/22/26 .................. —
(p)
48,300
Societe Generale SA (Fastenal Co.)
20.44% , 05/08/26 .................. 9 404,865
20.73% , 05/15/26 .................. 9 404,331
906,840
Security
Par (000)
Par (000) Value
Transportation Infrastructure — 0.0%
Mizuho Markets Cayman LP ( Automatic Data
Processing, Inc. ) , 23.27% , 04/15/26
(b) (e)
.... USD —
(p)
$ 34,010
Total Equity-Linked Notes — 7 .0%
(Cost: $ 62,332,381 ) ............................... 60,042,894
Fixed Rate Loan Interests
Health Care Technology — 0.0%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ................... 113 104,644
IT Services — 0.1%
Indigo, Delayed Draw 1st Lien Term Loan ,
5.82%
,
03/18/32 ................... 287 286,282
Software — 0.0%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31 ................... 256 241,331
Total Fixed Rate Loan Interests — 0 .1%
(Cost: $ 652,820 ) ................................. 632,257
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 6.45%
,
06/24/30 ............. 177 176,772
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.50%), 8.43%
,
05/25/29 ............. 425 84,400
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
1.00%), 4.93%
,
05/25/29 ............. 58 11,262
Bleriot US Bidco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.20%
,
10/31/30 ................... 117 117,547
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.50% Floor + 3.75%), 7.79%
,
08/03/29 ... 190 190,555
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
10/31/31 ............. 211 210,821
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
10/31/31 ............. 81 80,732
Kaman Corp., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.17%
,
02/26/32 ................... 116 115,556
Peraton Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.52%
,
02/01/28 ................... 204 174,082
Propulsion BC Finco SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.20%
,
12/01/32 ............. 105 105,053
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.45%
,
11/06/28 ........ 50 50,565
TransDigm, Inc., 1st Lien Term Loan J , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
02/28/31 ................... 439 438,485
TransDigm, Inc., 1st Lien Term Loan L , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
01/19/32 ................... 149 148,688

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
TransDigm, Inc., 1st Lien Term Loan N , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.16%
,
02/14/33 ................... USD 102 $ 102,019
2,006,537
Automobile Components — 0.2%
(a)
Allison Transmission, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
01/03/33 ............. 165 165,412
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17% , 05/06/30 ........... 325 323,808
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42% , 01/28/32 ........... 284 282,583
Garrett Motion Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 5.67%
,
01/30/32 ............ 103 102,613
Gates Corp., 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
06/04/31 ................... 144 143,428
Gates Global LLC, 1st Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
11/16/29 ................... 58 58,182
RealTruck Group, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 7.68% , 01/31/28 ........... 34 23,115
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 8.93% , 01/31/28 ........... 80 54,827
Tenneco, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 8.76% -
8.80%
,
11/17/28 ................... 185 180,047
1,334,015
Automobiles — 0.0%
(a)
Bombardier Recreational Products, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.92%
,
01/22/31 ........ 99 98,489
Dealer Tire Financial LLC, 1st Lien Term Loan
B5 , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.67%
,
07/02/31 ............. 195 194,206
292,695
Beverages — 0.0%
(a)
Naked Juice LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.05% , 01/24/29 ........... 78 41,395
(3-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.20% , 01/24/29 ........... 144 142,561
(3-mo. CME Term SOFR at 0.50% Floor +
1.00%), 4.80% , 01/24/30 ........... 108 20,867
Sazerac Co., Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.67%
,
07/09/32 ................... 83 82,403
287,226
Biotechnology — 0.0%
(a)
Biomarin Pharmaceutical, 1st Lien Term Loan B ,
01/28/33
(q)
....................... 143 142,554
PAREXEL International Corp., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 6.42%
,
12/12/31 ............ 219 218,304
360,858
Security
Par (000)
Par (000) Value
Broadline Retail — 0.0%
(a)
Boots Group Finco LP, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
08/30/32 ............. USD 252 $ 252,999
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.42%
,
03/15/30 ............. 181 177,903
430,902
Building Products — 0.1%
(a)
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
05/14/29 ................... 16 15,904
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.42%
,
09/08/32 ................... 289 285,900
CP Atlas Buyer, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 8.92%
,
07/08/30 ............. 122 112,049
CP Iris Holdco I, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.67%
,
10/27/32 ................... 169 167,393
Gibraltar Industries, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92% - 5.93%
,
02/02/33
(d)
....... 38 37,457
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.95%
,
08/05/31 ................... 301 260,998
879,701
Capital Markets — 0.4%
(a)
Allspring Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.69%
,
11/01/30 ................... 107 107,188
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 2.75%; 6-mo. CME Term SOFR
at 0.00% Floor + 2.75% at 0.00% Floor +
0.00%), 6.37% - 6.45%
,
02/18/31 ........ 181 176,126
Aretec Group, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
08/09/30 ............. 75 73,574
Ascensus Group Holdings, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.67%
,
11/25/32 ........ 235 230,960
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7 , (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.45%
,
12/20/29 ................... 215 215,356
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%
,
11/25/31 .............. 151 146,057
Chicago US MidCo III LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
10/29/32 ............. 181 178,631
Citadel Securities Global Holdings LLC, Facility
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 5.70%
,
10/31/31 .. 322 322,619
Edelman Financial Engines Center LLC (The),
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 6.67%
,
04/07/28 .. 205 205,067
Focus Financial Partners LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.17%
,
09/15/31 ........ 304 293,321

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
GTCR Everest Borrower LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.20%
,
09/05/31 ............ USD 84 $ 83,692
Hudson River Trading LLC, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.18%
,
03/18/30 ............. 349 347,130
Jane Street Group LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
12/15/31 ............. 420 411,779
Jupiter Borrower, Inc., 1st Lien Term Loan B ,
03/25/33
(d) (q)
...................... 57 56,858
Osaic Holdings, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.20%
,
07/30/32 ............. 223 218,625
3,066,983
Chemicals — 0.3%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 7.77%
,
11/24/27 ............ 63 60,188
Chemours Co. LLC, 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.17%
,
10/15/32 ............. 180 178,814
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.68%
,
11/01/30 ................... 116 115,657
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.42%
,
10/04/29 ............. 217 212,992
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.67%
,
06/12/31 ........ 112 112,292
Element Solutions, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor and
0.75% Cap + 1.75%), 5.42%
,
12/18/30 .... 117 116,658
Fortis 333, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.17%
,
03/29/32 ................... 148 143,577
HB Fuller Co., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.53%
,
02/15/30 ................... 202 202,407
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 7.72%
,
07/03/28 ............. 218 190,094
Minerals Technologies, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
11/26/31
(d)
............ 138 138,049
Olympus Water US Holding Corp., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 6.95%
,
11/03/32 ............ 270 259,891
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 4.25%), 8.00%
,
04/08/31 .. 112 76,692
Paint Intermediate III LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
10/09/31 ............. 86 85,646
Solstice Advanced Materials, Inc., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.42%
,
10/29/32 ........ 228 228,951
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.00%), 6.67%
,
08/02/30 ............. 108 108,079
Security
Par (000)
Par (000) Value
Chemicals (continued)
WR Grace Holdings LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.70%
,
08/19/32 ............. USD 218 $ 217,093
2,447,080
Commercial Services & Supplies — 0.3%
(a)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.67%
,
10/24/30 ........ 98 98,004
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
08/20/32 ............. 438 437,739
Anticimex Global AB, Facility 1st Lien Term Loan
B8 , (1-day SOFR at 0.00% Floor + 2.90%),
6.56%
,
11/17/31 ................... 84 83,986
Aramark Services, Inc., 1st Lien Term Loan B10 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
06/24/30 ............. 176 175,520
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.70%
,
04/01/32 ............ 135 129,885
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.50%),
5.17%
,
10/11/32 ................... 128 128,446
Grant Thornton Advisors LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
06/02/31 ............ 183 170,502
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 7.46%
,
10/17/30
(d)
........... 73 72,533
LABL, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 6.75%),
10.41%
,
11/03/26 .................. 18 18,020
LABL, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
8.77%
,
10/30/28
(c) (d) (i)
................ 305 152,509
Novelis, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.45%
,
03/11/32 ................... 231 230,982
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.66%
,
10/15/30 ... 53 52,652
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.41%
,
03/08/32 ... 227 223,831
Reworld Holding Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.93%
,
01/15/31 ............. 67 66,624
Reworld Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.93%
,
11/30/28 .............. 134 133,887
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 8.96%
,
02/15/29 ... 47 39,501
2,214,621
Communications Equipment — 0.0%
Ciena Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.43%
,
10/24/30
(a)
.................. 160 160,287

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction & Engineering — 0.1%
(a)
Azuria Water Solutions, Inc., 1st Lien Term Loan
B , 01/27/33
(q)
..................... USD 207 $ 204,327
Azuria Water Solutions, Inc., Delayed Draw 1st
Lien Term Loan , 01/27/33
(q)
............ 28 27,244
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.16%
,
08/01/30 ........ 206 175,975
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
11/03/31 .............. 93 92,434
Dycom Industries, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
01/27/33 ............. 130 130,380
Legence Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 5.92%
,
12/16/31 ............. 236 236,539
866,899
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.52%
,
01/31/31 ................... 174 173,715
MSOF Beacon LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
12/23/32 ................... 127 126,788
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
9.67%
,
03/08/29 ................... 64 52,529
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
03/19/29 ............. 222 221,407
Quikrete Holdings, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
02/10/32 ............. 221 220,218
Standard Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.43%
,
09/22/28 ............. 43 43,338
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.92%
,
10/19/29 ... 325 311,542
1,149,537
Consumer Staples Distribution & Retail — 0.1%
(a)
BCPE Empire Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
0.00%), 7.39%
,
12/29/32 ............. 179 175,980
EG America LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.92%
,
02/10/31 ................... 253 252,810
US Foods, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
10/03/31 ................... 88 88,387
517,177
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 2.50%), 6.17%
,
11/29/30 ............ 264 261,684
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
3.18%), 6.84% , 04/13/29 ........... 35 33,310
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.92% , 04/01/32 ........... 162 150,952
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Colossus Acquireco LLC, 1st Lien Term Loan ,
(1-day SOFR at 0.00% Floor + 1.75%),
5.38%
,
07/30/32 ................... USD 364 $ 362,670
Graham Packaging Co., Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
01/26/33 ............. 177 174,984
Mauser Packaging Solutions Holding Co., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.16%
,
04/15/30 ... 180 173,635
Pregis TopCo LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.67%
,
02/01/29 ................... 134 133,998
ProAmpac PG Borrower LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 4.00%), 7.67%
,
02/18/33 ............ 174 167,444
Reynolds Consumer Products LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.42%
,
03/04/32 ............ 52 51,692
Ring Container Technologies Group LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.50%), 6.17%
,
09/15/32 ... 115 113,293
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.45%
,
09/15/28 ............. 112 105,736
1,729,398
Diversified Consumer Services — 0.1%
(a)
PG Polaris BidCo SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.95%
,
03/26/31 ............. 116 115,729
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
01/30/31 ................... 343 339,719
455,448
Diversified Telecommunication Services — 0.1%
(a)
Cogeco Financing 2 LP, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.28%
,
09/01/28 ............. 40 37,950
Level 3 Financing, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
03/29/32 ............. 364 363,622
Orbcomm, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 4.25%;
3-mo. CME Term SOFR at 0.75% Floor +
4.25% at 0.75% Floor + 0.04%), 8.03% -
8.18%
,
09/01/28 ................... 85 78,404
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.28%
,
09/25/29 ................... 247 219,009
Sunrise Financing Partnership, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.00% Floor + 2.47%), 6.10%
,
02/16/32 ... 80 79,375
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.04%
,
01/31/29 ........ 44 42,309
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.79% 03/11/30 .............. 275 269,531
1,090,200

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities — 0.1%
(a)
NRG Energy, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.52%
,
04/16/31 ................... USD 288 $ 288,648
Vistra Operations Co. LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
12/20/30
(c)
............ 288 288,254
576,902
Electronic Equipment, Instruments & Components — 0.1%
(a)
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.43%
,
06/20/31
(d)
.................. 173 172,856
Coherent Corp., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
07/02/29 ................... 161 160,551
CoorsTek, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.67%
,
10/28/32 ................... 93 93,116
Sanmina Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.67%
,
10/27/32
(d)
.................. 174 173,783
600,306
Energy Equipment & Services — 0.0%
(a)
Covia Holdings LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.40%
,
02/26/32 ................... 159 158,305
Deep Blue Operating I LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%
,
10/01/32 ............. 53 53,132
211,437
Entertainment — 0.2%
(a)
City Football Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.28%
,
07/22/30 ............. 183 182,701
Creative Artists Agency LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
10/01/31 ............. 216 215,658
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.45%
,
09/30/31 ............. 288 287,443
EOC Borrower LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%
,
03/24/32 ............. 292 290,623
Live Nation Entertainment, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.68%
,
10/21/32 ........ 177 177,046
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.20%
,
11/13/29 .............. 216 187,489
OAK-Eagle Acquireco, Inc., 1st Lien Term Loan
B1 , 03/23/33
(q)
..................... 360 357,750
TKO Worldwide Holdings LLC, 1st Lien Term
Loan B5 , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.66%
,
11/21/31 ........ 352 351,200
2,049,910
Financial Services — 0.2%
(a)
Acuren Delaware Holdco, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
07/30/31 ............ 69 69,320
Aggreko Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.66%
,
05/21/31 ............. 200 199,953
Security
Par (000)
Par (000) Value
Financial Services (continued)
Apex Group Treasury LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.17%
,
02/27/32 ............. USD 206 $ 187,057
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
01/03/29 ................... 234 234,142
CPI Holdco B LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.67%
,
05/19/31 ................... 292 289,816
Gryphon Acquire NewCo LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.67%
,
09/13/32 ............ 175 175,044
Hyperion Refinance SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.42%
,
02/17/31 ............. 149 143,761
LBM Acquisition LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.53%
,
06/06/31 ................... 110 87,489
Orion US Finco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.15%
,
10/08/32 ................... 120 118,675
Sotera Health Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
05/30/31 ............. 244 243,714
Summit Acquisition, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.17%
,
10/16/31
(d)
............ 26 25,805
WEX, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
04/03/28 ................... 54 54,005
WEX, Inc., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
03/05/32 ................... 99 98,010
1,926,791
Food Products — 0.1%
(a)
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
10/28/32 ................... 292 292,145
Froneri International Ltd., Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.88%
,
09/30/31 ........ 238 233,173
Froneri US, Inc., Facility 1st Lien Term Loan B6 ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.88%
,
09/30/32 ............. 169 165,573
MP Midco Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.50%), 10.17%
,
03/29/30 ............. 12 11,921
Treehouse Foods, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.92%
,
02/11/33 .............. 120 119,300
Wellness Pet LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.71%
,
12/31/29 ................... 12 1,587
823,699
Gas Utilities — 0.0%
(a)
Bip Pipeco Holding LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
12/05/30 ............. 81 81,194
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
04/01/32 ............ 97 96,761

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
NGL Energy Operating LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.18%
,
03/11/33 .............. USD 63 $ 63,000
240,955
Ground Transportation — 0.1%
(a)
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.45%
,
04/10/31 ............. 351 349,320
Hertz Corp. (The), 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.28%
,
06/30/28 ................... 101 74,581
Hertz Corp. (The), 1st Lien Term Loan C , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.28%
,
06/30/28 ................... 20 14,791
SIRVA Worldwide, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 2.00% Floor +
8.00%), 11.66%
,
08/20/29 ............. 32 12,349
451,041
Health Care Equipment & Supplies — 0.1%
(a)
Bausch + Lomb Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.42%
,
01/15/31 ............. 292 292,456
Hologic, Inc., 1st Lien Term Loan B , (12-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.75%
,
01/14/33 ................... 493 486,837
QuidelOrtho Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.67%
,
08/20/32 ................... 175 174,736
954,029
Health Care Providers & Services — 0.2%
(a)
ACP Tara Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.97%
,
12/15/32 ............. 46 46,153
AHP Health Partners, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.92%
,
09/20/32 ............. 31 31,326
CNT Holdings I Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.17%
,
11/08/32 ................... 146 145,433
Concentra Health Services, Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.67%
,
07/28/31 ........ 110 110,013
Examworks Bidco, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.17%
,
02/07/33 ............. 121 120,721
EyeCare Partners LLC, 1st Lien Term Loan C ,
(6-mo. CME Term SOFR at 0.00% Floor +
6.75%), 10.48%
,
11/30/28
(c) (d) (i)
.......... 7 1,203
Ingenovis Health, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 8.18%
,
03/06/28 ............. 64 17,490
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.42%
,
05/19/31 ............. 148 148,120
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.27%
,
11/01/28 ............ 39 7,752
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 7.00%), 10.77%
,
11/01/29 ........... 110 8,800
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Medline Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
10/23/30 ................... USD 439 $ 439,101
Option Care Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.42%
,
09/22/32 ............. 175 175,782
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.67%
,
11/19/31 ............ 92 90,172
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
12/19/30 ............ 130 129,599
Team Health Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.66%
,
06/30/28 ............. 79 79,004
Vizient, Inc., 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
08/01/31 ................... 78 78,014
1,628,683
Health Care Technology — 0.1%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.42%
,
02/15/29 ............. 282 276,781
Cotiviti, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.42%
,
05/01/31 ................... 201 184,591
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 7.80%
,
10/01/27 ............. 104 100,408
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
11/03/31 ............ 72 71,662
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
7.93%
,
06/02/28 ................... 156 137,092
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
10/22/29
(d)
............ 115 114,863
885,397
Hotels, Restaurants & Leisure — 0.4%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.29% , 03/11/30 ............ 36 35,386
(1-mo. CME Term SOFR at 1.00% Floor +
7.61%), 11.29% , 03/11/30 ........... 34 33,263
Alterra Mountain Co., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
05/31/30
(d)
............ 183 182,649
Caesars Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.92%
,
02/06/30 ............. 10 9,670
Caesars Entertainment, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.92%
,
02/06/31 ............. 236 228,937
Crown Finance US, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.17%
,
12/02/31 ............. 149 146,846
DK Crown Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
03/04/32 ............. 159 158,736

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Entain Holdings (Gibraltar) Ltd., 1st Lien Term
Loan B5 , (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.95%
,
07/30/32 ........ USD 61 $ 60,579
Fertitta Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.92%
,
01/29/29 ............. 299 293,232
Flutter Financing BV, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.45% , 12/02/30 ........... 236 233,191
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.70% , 06/04/32 ........... 111 109,327
Fortrex LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
4.77%
,
03/10/31 ................... 12 11,256
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.44%
,
11/01/29 ........ 144 141,275
Herschend Entertainment Co. LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
05/27/32 ............ 173 172,811
IRB Holding Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.18%
,
12/16/30 ................... 148 148,039
Light & Wonder International, Inc., 1st Lien Term
Loan B3 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 5.68%
,
04/16/29 ........ 180 180,291
Ontario Gaming GTA LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 7.95%
,
08/01/30 ............. 84 78,788
Penn Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.17%
,
05/03/29 ............. 56 56,059
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 6.65%
,
04/04/29 ............ 150 147,702
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 5.67%
,
12/04/31 ... 127 125,287
Six Flags Entertainment Corp., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.67%
,
05/01/31 ........ 69 68,087
Station Casinos LLC, Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
03/14/31 ............. 114 114,230
TRQ Sales LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.94%
,
12/30/32 ................... 137 132,463
Voyager Parent LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.95%
,
07/01/32 ............. 89 88,272
Whatabrands LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.17%
,
08/03/28 ................... 137 136,676
3,093,052
Household Durables — 0.1%
(a)
Madison Safety & Flow LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.18%
,
09/26/31 ............. 87 86,742
Somnigroup International, Inc., 1st Lien Term
Loan B , (1-day SOFR at 0.00% Floor +
2.25%), 5.96%
,
10/24/31 ............. 90 89,700
Security
Par (000)
Par (000) Value
Household Durables (continued)
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.17%
,
12/19/29 ............. USD 30 $ 29,320
SWF Holdings I Corp., Delayed Draw 1st Lien
Term Loan , (1-mo. CME Term SOFR at 1.00%
Floor + 4.50%), 8.17%
,
12/19/29 ........ 20 19,547
Weber-Stephen Products LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.41%
,
10/01/32 ........ 276 269,238
494,547
Household Products — 0.0%
Lavender Dutch Borrower Co. BV, Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.93%
,
12/30/32
(a)
.. 155 152,100
Independent Power and Renewable Electricity Producers — 0.1%
(a)
Constellation Renewables LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 2.00%), 5.67%
,
12/15/27 ............ 176 175,790
Talen Energy Supply LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
11/25/32 .............. 255 255,314
431,104
Industrial Conglomerates — 0.1%
(a)
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.95%
,
09/13/32 ............. 114 113,857
EMRLD Borrower LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
05/31/30 ............. 353 352,460
FCG Acquisitions, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
03/04/33 ............. 36 35,955
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 6.67%
,
12/02/31 ... 125 125,013
Pinnacle Buyer LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.16%
,
10/01/32 ............. 157 156,665
Resideo Funding, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
08/13/32 ............. 181 180,411
Resilience Parent LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.13%
,
02/28/33 ............. 203 201,794
1,166,155
Insurance — 0.3%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
09/19/31 ............ 400 396,161
AmWINS Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.00%),
5.67%
,
01/30/32 ................... 326 323,837
Amynta Agency Borrower, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.17%
,
12/29/31 ........ 121 118,634
Baldwin Insurance Group Holdings LLC
(The), 1st Lien Term Loan B2 , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
6.18%
,
05/26/31 ................... 168 164,895

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
CRC Insurance Group LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.45%
,
05/06/31 ............. USD 295 $ 290,507
HUB International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.25%), 5.92%
,
06/20/30 ............. 381 379,726
Jones DesLauriers Insurance Management, Inc.,
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 6.66%
,
02/02/33 .. 180 174,819
OneDigital Borrower LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.67%
,
07/02/31 ............. 82 79,559
Ryan Specialty LLC, 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
09/15/31 ............. 165 164,733
USI, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.95%
,
09/27/30 ................... 182 181,528
USI, Inc., 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.95%
,
11/21/29 ................... 148 147,149
2,421,548
IT Services — 0.3%
(a)
Asurion LLC, 1st Lien Term Loan B11 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.02%
,
08/21/28 ................... 21 20,554
Asurion LLC, 1st Lien Term Loan B12 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.92%
,
09/19/30 ................... 79 78,414
Asurion LLC, 1st Lien Term Loan B13 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.92%
,
09/19/30 ................... 219 216,150
Asurion LLC, 1st Lien Term Loan B14 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
7.42%
,
02/23/33 ................... 30 28,969
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.03%
,
01/19/29 ................... 51 50,256
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.92%
,
07/06/29 ................... 205 145,325
Clearwater Analytics LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.68%
,
04/21/32 ............. 165 164,964
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.17%
,
05/30/31 ............. 331 324,249
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.42%
,
11/09/29 ........ 139 136,966
ION Platform Finance US, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.75%), 7.42%
,
09/30/32 ............ 289 231,408
Iron Mountain, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.67%
,
01/31/31 ................... 115 113,708
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 8.92%
,
06/07/32 ............. 55 48,930
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.92%
,
07/01/31 ................... 94 83,692
Security
Par (000)
Par (000) Value
IT Services (continued)
Project Boost Purchaser LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.45%
,
07/16/31 ............ USD 281 $ 270,906
Sedgwick Claims Management Services, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.17%
,
07/31/31 ... 269 263,391
Shift4 Payments LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.65%
,
07/06/32 ................... 105 104,411
2,282,293
Leisure Products — 0.0%
Hayward Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.28%
,
05/30/28
(a)
............ 49 48,847
Life Sciences Tools & Services — 0.0%
(a)
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.70%
,
07/03/28 ............. 44 43,885
PRA Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.70%
,
07/03/28 ............. 11 10,934
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.70%
,
09/27/30 ................... 151 149,452
204,271
Machinery — 0.3%
(a)
Chart Industries, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.16%
,
03/15/30 ................... 73 72,663
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.20%
,
02/03/33 ............. 179 178,419
CompoSecure Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.25%), 5.93%
,
01/14/33 ............ 257 255,877
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.42%
,
10/23/28 ............. 322 322,305
Generac Power Systems, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.42%
,
06/12/31 ............ 99 98,993
Indicor LLC, 1st Lien Term Loan E , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.20%
,
11/22/29 ................... 136 135,480
LSF12 Helix Parent LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.17%
,
02/10/33 ............. 240 236,493
Madison IAQ LLC, 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.13%
,
06/21/28 ................... 377 376,832
Osmosis Buyer Ltd., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.5% Floor +
2.75%; 3-mo. CME Term SOFR at 0.5%
Floor + 2.75% at 0.50% Floor + 0.00%),
6.41%
,
07/31/28 ................... 256 254,780
PECF USS Intermediate Holding III Corp., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
2.00% Floor + 7.50%), 11.17%
,
03/03/33 ... 18 16,917
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
5.78%
,
10/04/28 ................... 75 75,611

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Tega Mc Australia Holdings Pty. Ltd., 1st Lien
Term Loan B , 03/24/33
(d) (q)
............. USD 54 $ 53,595
TK Elevator Midco GmbH, 1st Lien Term Loan
B1 , (6-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.38%
,
04/30/30 ............. 436 436,455
WEC US Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
01/27/31 ............. 296 294,969
2,809,389
Media — 0.1%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.88%), 10.55%
,
05/30/31 ............. 263 262,830
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.93%
,
08/23/28 ........ 48 47,967
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
8.25%
,
04/15/27 ................... 251 221,063
ECL Entertainment LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
08/30/30 ............. 58 57,511
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 8.92%
,
05/23/29 ............. 1 699
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00% Floor
+ 4.50%), 8.17%
,
06/30/28 ............ 121 120,806
NEP Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.17%
,
10/17/31 ................... 282 254,344
Nexstar Media, Inc., 1st Lien Term Loan B7 ,
(12-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.22%
,
03/18/33 ............. 77 76,070
Outfront Media Capital LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.68%
,
09/24/32 ............. 131 131,082
Telenet Financing USD LLC, Facility 1st Lien
Term Loan AR , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.79%
,
05/01/28 ... 60 59,188
1,231,560
Multi-Utilities — 0.0%
GFL Environmental Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
03/03/32
(a)
........... 231 230,993
Oil, Gas & Consumable Fuels — 0.1%
(a)
Blackfin Pipeline LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.69%
,
10/01/32 ................... 83 83,129
Buckeye Partners LP, 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
11/22/32 .............. 92 92,233
Freeport LNG Investments LLLP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.89%
,
02/11/33 ........ 255 254,788
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 5.65%
,
10/04/30 ............ 17 17,495
Hilcorp Energy I LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.43%
,
02/11/30
(d)
.................. 143 142,383
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Meade Pipeline Co. LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.69%
,
09/22/32 ............. USD 50 $ 49,917
Murphy USA, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
04/07/32 ................... 56 56,296
Oryx Midstream Services Permian Basin LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 5.93%
,
10/05/28 ... 263 263,255
TransMontaigne Operating Co. LP, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 5.92%
,
03/18/30 ........ 95 95,018
WhiteWater Matterhorn Holdings LLC, 1st Lien
Term Loan B1 , (3-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.44%
,
06/16/32 ... 146 144,973
1,199,487
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
04/20/28 ............. 135 133,651
Air Canada, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
03/21/31 ................... 178 176,412
American Airlines, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.91%
,
06/04/29 ............. 200 193,573
Jetblue Airways Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.44%
,
08/27/29 ............. 144 130,424
Stonepeak Nile Parent LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
04/09/32 ............. 143 142,290
United Airlines, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.43%
,
02/24/31 ............. 212 210,765
987,115
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 6.67%
,
08/02/32 ............ 193 193,536
Elanco Animal Health, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
10/29/32 ............. 85 84,599
Endo Finance Holdings LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.42%
,
04/23/31 ............. 94 93,881
Jazz Financing Lux SARL, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.92%
,
05/05/28 ............. 180 180,514
Organon & Co., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
5.92%
,
05/19/31 ................... 65 61,481
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
04/20/29 ............. 150 149,427
763,438

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services — 0.1%
(a)
Celestial-Saturn Parent, Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 6.50%), 10.29%
,
06/04/29 ........... USD 115 $ 106,879
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.28%
,
06/02/28 ................... 151 144,386
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B4 , (1-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 5.42%
,
04/28/28 .. 252 251,882
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.20%
,
06/22/29 ................... 139 139,304
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
1.50%), 5.17%
,
07/31/30 ............. 101 86,434
Trans Union LLC, 1st Lien Term Loan B8 , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.45%
,
06/24/31 ................... 217 215,438
Zelis Payments Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
11/26/31 .............. 228 220,058
1,164,381
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.75%), 6.42%
,
01/31/30
(a) (d)
. 36 35,684
Semiconductors & Semiconductor Equipment — 0.1%
(a)
Entegris, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.43%
,
07/06/29 ................... 140 140,209
Galileo Parent, Inc., 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.12%
,
03/03/33 ................... 89 87,109
Qnity Electronics, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
10/29/32 ............. 293 292,532
519,850
Software — 0.6%
(a)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.95%
,
02/24/31 ............. 266 260,764
Avalara, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.42%
,
03/26/32 ................... 214 208,816
Barracuda Networks, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.17%
,
08/15/29 ............. 96 60,626
Boxer Parent Co., Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
07/30/31 ............. 281 259,706
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 5.67%
,
01/23/32 ............ 218 215,987
Cloud Software Group, Inc., 1st Lien Term Loan
B
(3-mo. CME Term SOFR at 0.01% Floor +
3.25%), 6.92% , 03/21/31 ........... 60 54,780
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92% , 08/16/32 ........... 363 330,885
Security
Par (000)
Par (000) Value
Software (continued)
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
7.52%
,
10/09/28 ................... USD 83 $ 74,026
Darktrace Finco US LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.90%
,
10/09/31 ............. 59 56,117
Dayforce Bidco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.66%
,
02/04/33 ................... 225 212,562
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.92%
,
06/26/31 ............. 103 96,353
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.17%
,
10/09/29 ............. 242 235,126
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.42%
,
11/15/32 .............. 87 83,013
Gen Digital, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.42% , 09/12/29 ........... 296 292,977
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42% , 04/16/32 ........... 86 84,891
Genesys Cloud Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
01/30/32 ............ 223 212,702
Kaseya, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
6.92%
,
03/22/32 ................... 392 364,789
MH Sub I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
7.92%
,
12/31/31 ................... 90 59,440
MKS Instruments, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.41%
,
02/04/33 ............. 176 176,055
Ping Identity Holding Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%
,
11/15/32 .............. 97 95,666
Proofpoint, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.70%
,
08/31/28 ................... 455 439,565
Quartz AcquireCo LLC, 1st Lien Term Loan B2 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.95%
,
06/28/30
(d)
............ 173 143,936
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.96%
,
04/24/28 ................... 297 283,874
SS&C Technologies, Inc., 1st Lien Term Loan
B8 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
05/09/31 ............. 257 255,694
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
02/10/31 ................... 366 349,531
VS Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
04/14/31 ................... 189 184,686
5,092,567

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail — 0.2%
(a)
Belron Finance 2019 LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.66%
,
10/16/31 ............. USD 433 $ 432,768
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.70%
,
01/16/32 ............. 217 215,872
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.17%
,
04/23/31 ........ 167 166,020
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 3.00%), 6.67%
,
05/04/28 ... 328 327,925
Peer Holding III BV, Facility 1st Lien Term Loan
B8 , (3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.95%
,
09/29/32 ............. 61 60,390
Project Aurora US Finco, Inc., Facility 1st Lien
Term Loan B2 , (3-mo. CME Term SOFR at
0.00% Floor + 2.75%), 6.45%
,
12/06/32 ... 43 43,000
Pye-Barker Fire & Safety LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.21%
,
12/16/32 ............ 126 126,262
Pye-Barker Fire & Safety LLC, Delayed Draw 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 0.00%), 0.00%
,
12/16/32 ... 19 18,867
1,391,104
Technology Hardware, Storage & Peripherals — 0.0%
Finastra USA, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.67%
,
09/15/32
(a)
.................. 254 238,125
Tobacco — 0.0%
Savor Acquisition, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
02/19/32
(a)
............ 11 10,947
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, 1st Lien Term Loan D , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.68%
,
07/27/28 ................... 175 175,287
Core & Main LP, 1st Lien Term Loan E , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.68%
,
02/10/31 ................... 118 118,340
Gulfside Supply, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.70%
,
06/17/31 ................... 128 116,275
Herc Holdings, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.43%
,
06/02/32 ................... 51 50,894
QXO Building Products, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
04/30/32 ............. 80 79,466
TMK Hawk Parent Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 7.67%
,
06/29/29
(d)
............ 85 38,739
579,001
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
09/23/31 ................... 233 232,560
OLA Netherlands BV, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
10.02%
,
12/15/26
(d)
................. 120 118,942
Security
Par (000)
Par (000) Value
Transportation Infrastructure (continued)
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.70%
,
03/18/30 ................... USD 183 $ 182,090
533,592
Wireless Telecommunication Services — 0.0%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 5.25%), 8.92%
,
08/09/32 ............ 116 115,445
Windstream Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.67%
,
10/06/32 ............. 147 146,542
261,987
Total Floating Rate Loan Interests — 6 .6%
(Cost: $ 58,768,001 ) ............................... 56,981,851
Foreign Agency Obligations
Mexico — 0.2%
Petroleos Mexicanos
6.50% , 01/23/29 ................... 869 871,251
6.84% , 01/23/30 ................... 231 231,785
6.70% , 02/16/32 ................... 333 325,924
1,428,960
Total Foreign Agency Obligations — 0 .2%
(Cost: $ 1,438,815 ) ............................... 1,428,960
Foreign Government Obligations
Mexico — 0.0%
United Mexican States , 5.00% , 05/07/29 ..... 200 201,300
Peru — 0.1%
Republic of Peru , 2.84% , 06/20/30 ......... 520 483,600
Total Foreign Government Obligations — 0 .1%
(Cost: $ 683,033 ) ................................. 684,900
Shares
Shares
Investment Companies
(r)
BlackRock Allocation Target Shares- High
Income Taxable Series , Class A ......... 747,032 7,134,153
BlackRock Floating Rate Income Portfolio, Class
K Shares ........................ 34,996 326,859
iShares Broad USD High Yield Corporate Bond
ETF
(f)
........................... 269,775 9,938,511
iShares Core MSCI Emerging Markets ETF ... 68,363 4,768,319
iShares J.P. Morgan EM Local Currency Bond
ETF ............................ 203,731 8,312,225
Total Investment Companies — 3 .5%
(Cost: $ 30,884,622 ) ............................... 30,480,067
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.8%
(b)
Angel Oak Mortgage Trust
(m)
Series 2023-5, Class A1, 4.80%, 09/25/67 .. 925 919,936
Series 2025-7, Class A1, 5.51%, 06/25/70 .. 677 679,046
Aspire Mortgage Trust, Series 2026-1, Class A1,
4.85%, 01/25/66
(a)
.................. 1,000 993,074

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
BRAVO Residential Funding Trust, Series 2025-
NQM6, Class A1, 5.33%, 06/25/65
(m)
...... USD 783 $ 783,507
CHNGE Mortgage Trust, Series 2022-2, Class
A1, 4.76%, 03/25/67
(a)
............... 589 578,218
CIM Trust, Series 2023-I2, Class A1, 6.64%,
12/25/67
(m)
....................... 222 221,906
COLT Mortgage Loan Trust, Series 2025-6, Class
A1, 5.53%, 08/25/70
(m)
............... 682 684,472
Cross Mortgage Trust
(a)
Series 2025-H5, Class A1, 5.51%, 07/25/70 . 872 874,388
Series 2026-NQM3, Class A1, 5.12%,
03/25/71 ...................... 1,000 1,001,430
Deephaven Residential Mortgage Trust, Series
2026-INV2, Class A1, 5.48%, 02/25/71
(a)
... 615 615,182
Ellington Financial Mortgage Trust
(a)
Series 2021-2, Class A1, 0.93%, 06/25/66 .. 94 79,762
Series 2025-NQM2, Class A1, 5.60%,
06/25/70 ...................... 821 824,637
Series 2025-NQM5, Class A1, 5.03%,
11/25/70 ...................... 789 785,374
GCAT Trust
Series 2022-NQM3, Class A1, 4.35%,
04/25/67
(a)
..................... 675 672,944
Series 2025-NQM3, Class A1, 0.00%,
05/25/70
(m)
..................... 862 864,754
GS Mortgage-Backed Securities Trust
(m)
Series 2025-NQM2, Class A1, 5.65%,
06/25/65 ...................... 499 501,764
Series 2025-NQM5, Class A1, 5.01%,
07/25/65 ...................... 480 477,295
Series 2025-RPL3, Class A1, 4.10%, 07/25/65 939 911,805
Series 2026-R1, Class A1, 5.53%, 04/25/63 . 1,000 999,988
Homes Trust
Series 2025-AFC2, Class A1A, 5.47%,
06/25/60
(m)
..................... 814 816,483
Series 2025-NQM3, Class A1, 5.63%,
02/25/70
(a)
..................... 542 544,918
J.P. Morgan Mortgage Trust, Series 2022-DSC1,
Class A1, 4.75%, 01/25/63
(a)
........... 609 599,254
MFA Trust
Series 2022-CHM1, Class A1, 4.88%,
09/25/56
(m)
..................... 510 501,057
Series 2023-NQM2, Class A1, 4.40%,
03/25/68
(m)
..................... 265 263,894
Series 2026-NQM1, Class A1, 5.05%,
02/25/71
(a)
..................... 1,000 993,904
Mill City Mortgage Loan Trust
(m)
Series 2023-NQM1, Class A1, 6.05%,
10/25/67 ...................... 98 97,612
Series 2023-NQM2, Class A1, 6.24%,
12/25/67 ...................... 142 141,130
Morgan Stanley Residential Mortgage Loan
Trust
(m)
Series 2025-NQM4, Class A1, 5.59%,
06/25/70 ...................... 632 634,155
Series 2026-NQM3, Class A1LC, 5.28%,
03/25/71 ...................... 1,000 999,994
NRZT, Series 2025-NQM6, Class A1, 5.09%,
10/25/65
(a)
....................... 944 942,165
OBX Trust, Series 2022-NQM7, Class A1, 5.11%,
08/25/62
(m)
....................... 253 251,887
PRKCM Trust, Series 2022-AFC2, Class A1,
5.33%, 08/25/57
(a)
.................. 612 610,267
PRPM Trust
Series 2025-NQM6, Class A1, 4.99%,
12/25/70
(a)
..................... 850 844,770
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2026-NQM1, Class A1LC, 5.22%,
02/25/71
(m)
..................... USD 1,000 $ 987,864
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM3, Class A1, 5.60%,
05/25/65
(m)
....................... 646 648,083
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(m)
...... 785 776,567
Verus Securitization Trust, Series 2022-3, Class
A1, 5.13%, 02/25/67
(m)
............... 479 457,517
24,581,003
Commercial Mortgage-Backed Securities — 8.2%
1301 Trust, Series 2025-1301, Class A, 5.06%,
08/11/42
(a) (b)
...................... 243 243,576
1345T, Series 2025-AOA, Class E, (1-mo. CME
Term SOFR at 4.50% Floor + 4.50%), 8.17%,
06/15/42
(a) (b)
...................... 200 201,462
ALA Trust, Series 2025-OANA, Class A, (1-mo.
CME Term SOFR at 1.74% Floor + 1.74%),
5.42%, 06/15/40
(a) (b)
................. 1,000 1,002,500
ARES Commercial Mortgage Trust, Series 2026-
GCP, Class A, (1-mo. CME Term SOFR at
1.25% Floor + 1.25%), 4.92%, 02/15/43
(a) (b)
. 1,000 995,625
Atrium Hotel Portfolio Trust, Series 2025-ATRM,
Class A, (1-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.32%, 08/15/42
(a) (b)
...... 123 123,097
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 5.57%, 12/10/41 1,080 1,102,025
Series 2024-MAR, Class C, 7.01%, 12/10/41 870 894,882
BANK, Series 2020-BN26, Class AS, 2.69%,
03/15/63 ........................ 109 98,126
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.47%, 05/15/35
(a) (b)
........... 100 99,469
BFLD Commercial Mortgage Trust
(a)(b)
Series 2025-5MW, Class A, 4.67%, 10/10/42 250 248,027
Series 2025-660F, Class A, (1-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.17%,
11/15/42 ...................... 1,644 1,641,949
BHMS Commercial Mortgage Trust, Series 2025-
ATLS, Class A, (1-mo. CME Term SOFR at
1.85% Floor + 1.85%), 5.52%, 08/15/42
(a) (b)
. 1,753 1,754,126
BX Commercial Mortgage Trust
(b)
Series 2020-VIV4, Class A, 2.84%, 03/09/44 790 731,876
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.36%,
08/15/41
(a)
..................... 1,002 1,002,614
Series 2024-BRBK, Class C, (1-mo. CME
Term SOFR at 4.87% Floor + 4.87%),
8.55%, 10/15/41
(a)
................ 76 75,591
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
4.97%, 12/15/39
(a)
................ 267 266,602
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.31%, 05/15/41
(a)
................ 66 66,258
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.11%,
02/15/39
(a)
..................... 1,612 1,611,024
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.21%, 06/15/37
(a)
................ 1,038 1,037,812
Series 2025-JDI, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.07%,
11/15/42
(a)
..................... 1,245 1,245,271

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2025-SPOT, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.12%, 04/15/40
(a)
................ USD 907 $ 906,783
Series 2026-VLT9, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
03/15/45
(a)
..................... 730 726,467
BX Trust
(a)(b)
Series 2025-ARIA, Class A, 5.03%, 12/13/42 995 1,000,239
Series 2025-LIFE, Class A, 5.88%, 06/13/47 1,000 1,002,873
Series 2025-OMG, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.02%,
10/15/42 ...................... 314 313,215
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.12%,
03/15/42 ...................... 792 786,555
Series 2025-VOLT, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
12/15/44 ...................... 2,200 2,193,125
CFSP Mortgage Trust, Series 2024-AHP1, Class
A, 6.50%, 04/15/37 ................. 294 281,656
Commercial Mortgage Trust
(b)
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
5.51%, 06/15/41
(a)
................ 914 910,856
Series 2025-167G, Class A, 5.50%, 08/10/40 131 130,481
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.31%, 08/15/41
(a) (b)
................. 442 438,823
CRSNT Trust, Series 2026-MOON, Class A,
(1-mo. CME Term SOFR at 1.35% Floor +
1.40%), 5.07%, 02/15/31
(a) (b)
........... 1,000 995,625
DBC Mortgage Trust
(a)(b)
Series 2025-DBC, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.02%,
11/15/42 ...................... 2,300 2,298,565
Series 2025-DBC, Class C, (1-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 5.72%,
11/15/42 ...................... 500 498,126
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 5.56%,
08/15/34
(a) (b)
...................... 1,400 1,398,250
DBWF Mortgage Trust, Series 2024-LCRS, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.41%, 04/15/37
(a) (b)
........... 640 638,000
DGWD Trust, Series 2025-INFL, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.27%, 08/15/35
(a) (b)
................. 1,000 1,000,787
DK Trust, Series 2025-LXP, Class A, (1-mo. CME
Term SOFR at 1.59% Floor + 1.59%), 5.27%,
08/15/37
(a) (b)
...................... 65 65,000
Extended Stay America Trust, Series 2025-ESH,
Class A, (1-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 4.97%, 10/15/42
(a) (b)
...... 715 715,000
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.12%,
12/15/39
(a) (b)
...................... 770 769,759
FS ORL, Series 2026-ORL, Class E, (1-mo. CME
Term SOFR at 3.25% Floor + 3.25%), 6.92%,
02/15/41
(a) (b)
...................... 500 499,183
FS Trust, Series 2026-HULA, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
5.13%, 03/15/41
(a) (b)
................. 1,000 999,687
GGP, Series 2026-TY, Class A, 4.67%,
03/05/43
(a) (b)
...................... 1,000 987,858
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Grace Trust, Series 2020-GRCE, Class A, 2.35%,
12/10/40
(b)
....................... USD 500 $ 446,695
GS Mortgage Securities Corp. Trust, Series
2025-800D, Class A, (1-mo. CME Term SOFR
at 2.65% Floor + 2.65%), 6.33%, 11/25/41
(a) (b)
1,000 998,946
GSAT Trust, Series 2025-BMF, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.17%, 07/15/40
(a) (b)
................. 1,371 1,369,660
GSMS Trust, Series 2024-FAIR, Class A, 5.48%,
07/15/29
(a) (b)
...................... 117 118,864
HIH Trust, Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor + 1.84%),
5.51%, 10/15/41
(a) (b)
................. 713 712,971
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.21%, 05/15/37
(a) (b)
. 770 769,519
HONO Mortgage Trust, Series 2021-LULU, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 4.94%, 10/15/36
(a) (b)
........... 500 494,688
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.46%, 02/05/45
(a) (b)
........... 770 786,916
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2025-PHNY, Class
A, (1-mo. CME Term SOFR at 1.64% Floor +
1.64%), 5.32%, 01/15/41
(a) (b)
........... 1,000 999,688
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class A, (1-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.29%, 06/15/39
(a) (b)
. 770 770,000
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.21%, 12/15/39
(a) (b)
. 1,557 1,554,024
LEX Mortgage Trust, Series 2024-BBG, Class A,
4.87%, 10/13/33
(a) (b)
................. 1,000 995,772
LoanCore 2025 Issuer LLC, Series 2025-CRE8,
Class A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.06%, 08/17/42
(a) (b)
...... 630 628,822
LQR Trust, Series 2025-CALI, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.27%, 01/15/43
(a) (b)
................. 894 887,880
MAC Trust, Series 2025-801B, Class A, (1-mo.
CME Term SOFR at 1.70% Floor + 1.70%),
5.37%, 10/15/40
(a) (b)
................. 1,000 997,501
MAIN Trust, Series 2026-OLAS, Class A, (1-mo.
CME Term SOFR at 1.70% Floor + 1.70%),
5.37%, 01/15/41
(a) (b)
................. 1,000 999,995
MHP Commercial Mortgage Trust, Series 2025-
MHIL2, Class A, (1-mo. CME Term SOFR at
1.50% Floor + 1.50%), 5.17%, 09/15/40
(a) (b)
. 593 590,375
MLTI Trust, Series 2026-SF75, Class A, (1-mo.
CME Term SOFR at 1.40% Floor + 1.40%),
5.07%, 03/15/31
(a) (b)
................. 1,000 995,000
Morgan Stanley Capital I Trust
(a)
Series 2017-HR2, Class B, 4.06%, 12/15/50 990 960,469
Series 2024-NSTB, Class A, 3.90%,
09/24/57
(b)
..................... 373 368,158
NCMF Trust, Series 2025-MFS, Class A, 4.88%,
06/10/33
(a) (b)
...................... 976 972,440
NJ Trust, Series 2023-GSP, Class A, 6.48%,
01/06/29
(a) (b)
...................... 833 863,253
NRTH Commercial Mortgage Trust, Series 2025-
PARK, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.07%, 10/15/40
(a) (b)
. 860 859,194
NYC Commercial Mortgage Trust
(a)(b)
Series 2025-11X, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%), 5.42%,
10/15/40 ...................... 1,000 1,000,313

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2025-3BP, Class A, (1-mo. CME Term
SOFR at 1.21% Floor + 1.21%), 4.89%,
02/15/42 ...................... USD 1,146 $ 1,138,837
Series 2026-1PARK, Class A, (1-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
4.93%, 02/15/43 ................. 1,000 995,938
NYC Trust
(a)(b)
Series 2024-3ELV, Class A, (1-mo. CME Term
SOFR at 1.99% Floor + 1.99%), 5.66%,
08/15/29 ...................... 442 442,356
Series 2025-77C, Class A, 4.79%, 01/10/36 . 1,360 1,349,112
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.17%, 12/15/39
(a) (b)
................. 790 790,000
PENN Commercial Mortgage Trust, Series 2025-
P11, Class A, 5.34%, 08/10/42
(a) (b)
........ 241 244,874
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
5.56%, 06/15/39
(a) (b)
................. 600 597,938
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.41%, 04/15/41
(a) (b)
........... 980 979,999
SCG Trust, Series 2025-SNIP, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.17%, 09/15/42
(a) (b)
................. 977 977,000
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
5.62%, 10/15/41
(a) (b)
................. 770 769,037
SHRN Trust, Series 2025-MF18, Class A, (1-mo.
CME Term SOFR at 1.20% Floor + 1.20%),
4.87%, 10/15/40
(a) (b)
................. 800 798,000
SLG Commercial Mortgage Trust, Series 2026-
PAT, Class A, 4.45%, 02/15/39
(a) (b)
........ 1,077 1,068,153
SLG Office Trust, Series 2026-OMA, Class A,
1.00%, 04/15/41
(a) (b)
................. 1,000 1,002,938
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 4.92%, 12/15/39
(a) (b)
. 770 768,797
UNIV Trust, Series 2025-APTS, Class A, (1-mo.
CME Term SOFR at 1.65% Floor + 1.65%),
5.32%, 11/15/42
(a) (b)
................. 1,000 996,487
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
....................... 510 511,056
Velocity Commercial Capital Loan Trust, Series
2025-3, Class A, 5.87%, 06/25/55
(a) (b)
..... 437 437,818
VTR Commercial Mortgage Trust, Series 2025-
STEM, Class A, 4.70%, 10/13/39
(a) (b)
...... 535 529,999
Willobrook Mall, Series 2025-WBRK, Class A,
5.87%, 03/05/35
(a) (b)
................. 2,000 2,054,780
70,593,087
Total Non-Agency Mortgage-Backed Securities — 11 .0%
(Cost: $ 95,083,171 ) ............................... 95,174,090
Beneficial Interest
(000)
Other Interests
(s)
Broadline Retail — 0.0%
NMG Parent LLC
(c) (d)
................... —
(p)
—
Security
Beneficial Interest
(000) Value
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc., Capital Trust
VII
(c) (d) (i)
.......................... USD 15 $ —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.8%
Banks — 0.5%
(a)
Bank of America Corp.
(o)
Series RR , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
4.38% ........................ 87 85,944
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63% .... 116 118,928
Bank of Montreal , Series 6 , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.98%), 6.88% , 11/26/85 .............. 200 201,832
Barclays plc
(o)
(USISSO05 + 5.78%), 9.63% ........... 400 436,302
(USISSO05 + 3.69%), 7.63% ........... 217 219,105
BNP Paribas SA
(b)(o)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.90%), 7.75% .... 200 206,298
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.85%), 6.88% .... 340 328,539
Citigroup, Inc.
(o)
Series T , (3-mo. CME Term SOFR + 4.78%),
6.25% ........................ 86 86,048
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ........................ 432 431,806
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95% ........................ 302 304,243
Series GG , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88% ........................ 419 421,957
JPMorgan Chase & Co. , Series KK , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.85%), 3.65%
(o)
............ 39 38,821
Lloyds Banking Group plc , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.82%), 6.75%
(o)
................... 260 261,101
3,140,924
Capital Markets — 0.1%
(a)
Charles Schwab Corp. (The) , Series K , (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.26%), 5.00%
(o)
..... 19 18,791
Goldman Sachs Group, Inc. (The)
(o)
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
4.13% ........................ 55 54,251
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.46%), 6.85% .... 187 190,612
State Street Corp. , (3-mo. CME Term SOFR at
0.00% Floor + 1.26%), 4.94% , 06/15/47 ... 138 119,772
UBS Group AG
(b)(o)
(USISSO05 + 4.16%), 7.75% ........... 400 412,168
(USISSO05 + 3.18%), 7.13% ........... 225 220,696
(USISSO05 + 3.30%), 7.00% ........... 200 194,416
1,210,706

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals — 0.0%
FMC Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.37%),
8.45% , 11/01/55
(a)
.................. USD 226 $ 145,512
Consumer Finance — 0.0%
(a)(o)
American Express Co. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.85%), 3.55% .................... 113 111,719
General Motors Financial Co., Inc. , Series C ,
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.00%), 5.70% ....... 74 72,577
184,296
Electric Utilities — 0.1%
(a)
Alliant Energy Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.08%), 5.75% , 04/01/56 .............. 190 184,729
Eversource Energy
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.52%),
6.10% , 08/15/56 ................. 60 59,258
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.33%),
6.35% , 08/15/56 ................. 101 99,632
NextEra Energy Capital Holdings, Inc. , (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 2.05%), 6.38% , 08/15/55 46 46,863
PG&E Corp.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.88%),
7.38% , 03/15/55 ................. 227 228,456
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.23%),
6.85% , 09/15/56 ................. 68 67,193
686,131
Gas Utilities — 0.0%
AltaGas Ltd. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20% , 10/15/54
(a) (b)
................. 26 26,363
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)
(a)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.20%),
7.60% , 01/15/55 ................. 32 31,742
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.89%),
6.95% , 07/15/55 ................. 43 40,118
71,860
Multi-Utilities — 0.1%
(a)
CenterPoint Energy, Inc.
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.25%),
7.00% , 02/15/55 ................. 182 187,301
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.59%),
6.70% , 05/15/55 ................. 42 42,470
Sempra , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.79%),
6.88% , 10/01/54 ................... 316 319,402
549,173
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.0%
(a)
Enbridge, Inc. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.12%),
7.38% , 03/15/55 ................... USD 36 $ 37,819
Energy Transfer LP
Series H , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50%
(o)
....................... 54 53,892
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13%
(o)
....................... 26 26,463
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.83%),
7.13% , 10/01/54 ................. 129 131,021
Sunoco LP , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.23%),
7.88%
(b) (o)
........................ 240 245,046
Venture Global LNG, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.44%), 9.00%
(b) (o)
.................. 209 208,174
702,415
Total Capital Trusts — 0 .8%
(Cost: $ 6,818,234 ) ............................... 6,717,380
Shares
Shares
Preferred Stocks — 0.0%
IT Services — 0.0%
(c)(d)
Veritas Newco ....................... 171 3,250
Veritas Newco, Series G-1 ............... 118 2,246
5,496
Machinery — 0.0%
Sirva-Bgrs Holdings, Inc. , 15.25%
(d)
........ 13 2,329
Total Preferred Stocks — 0.0%
(Cost: $ 14,512 ) ................................. 7,825
Total Preferred Securities — 0 .8%
(Cost: $ 6,832,746 ) ............................... 6,725,205
Rights
Industrial REITs — 0.0%
CapitaLand Ascendas REIT ( Expires 04/15/26 ,
Strike Price SGD 2.35 )
(c)
.............. 778 80
Total Rights — 0.0%
(Cost: $ — ) ..................................... 80
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Interest Only Collateralized Mortgage Obligations — 0.2%
Government National Mortgage Association
Series 2020-146 , 3.50% , 10/20/50 ....... 1,776 333,476
Series 2020-151 , Class MI , 2.50% , 10/20/50 2,285 332,349
Series 2021-87 , Class NI , 3.00% , 05/20/51 . 1,181 196,387
Series 2021-193 , Class IA , 3.00% , 11/20/51 . 2,030 333,555
Series 2025-214 , Class DI , 5.50% , 12/20/55 748 163,142
1,358,909
Mortgage-Backed Securities — 5.5%
Federal Home Loan Mortgage Corp. ,
4.00% , 04/01/49 ................... 712 682,522
Federal National Mortgage Association ,
2.02% , 05/01/30 ................... 204 187,866

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association
2.00% , 03/20/52 - 04/20/52 ............ USD 944 $ 780,172
2.00% , 04/15/56
(t)
.................. 766 632,608
2.50% , 08/20/51 - 11/20/51 ............ 1,057 909,848
2.50% , 04/15/56
(t)
.................. 668 574,584
3.00% , 03/20/52 ................... 450 401,809
3.00% , 04/15/56
(t)
.................. 777 693,545
3.50% , 04/20/52 ................... 867 802,972
3.50% , 04/15/56
(t)
.................. 66 60,526
4.00% , 08/20/54 - 01/20/55 ............ 407 382,105
4.00% , 04/15/56
(t)
.................. 413 386,806
4.50% , 11/20/54 ................... 283 274,251
4.50% , 04/15/56
(t)
.................. 596 575,677
5.00% , 11/20/52 ................... 581 579,831
5.00% , 04/15/56
(t)
.................. 719 712,027
5.50% , 09/20/53 - 04/20/55 ............ 357 361,749
5.50% , 04/15/56
(t)
.................. 964 970,139
6.00% , 06/20/55 ................... 273 277,689
6.00% , 04/15/56
(t)
.................. 458 465,697
6.50% , 04/15/56
(t)
.................. 320 332,554
Uniform Mortgage-Backed Securities
1.50% , 10/01/41 - 05/01/51 ............ 573 453,786
2.00% , 04/01/37 - 06/01/52 ............ 9,124 7,617,373
2.00% , 04/25/41 - 04/25/56
(t)
........... 1,281 1,076,018
2.50% , 10/01/36 - 05/01/52 ............ 5,476 4,712,532
2.50% , 04/25/41 - 04/25/56
(t)
........... 650 557,623
3.00% , 04/25/41 - 04/25/56
(t)
........... 1,176 1,051,706
3.00% , 04/01/52 - 09/01/52 ............ 2,390 2,121,636
3.50% , 04/25/41 - 05/25/56
(t)
........... 1,178 1,083,164
3.50% , 09/01/49 - 08/01/50 ............ 1,128 1,050,593
4.00% , 04/25/41 - 04/25/56
(t)
........... 658 623,512
4.00% , 08/01/51 ................... 932 896,256
4.50% , 04/25/41 - 04/25/56
(t)
........... 2,211 2,156,417
4.50% , 08/01/53 ................... 931 901,558
5.00% , 08/01/53 - 11/01/55 ............ 1,950 1,930,427
5.00% , 04/25/56
(t)
.................. 1,673 1,649,790
5.50% , 06/01/53 - 09/01/55 ............ 2,879 2,910,331
5.50% , 04/25/56
(t)
.................. 1,110 1,115,113
6.00% , 12/01/53 - 07/01/55 ............ 1,677 1,713,604
6.00% , 04/25/56 - 05/25/56
(t)
........... 1,685 1,716,720
6.50% , 11/01/53 - 01/01/55 ............ 940 976,308
6.50% , 04/25/56
(t)
.................. 338 349,662
47,709,106
Total U.S. Government Sponsored Agency Securities — 5 .7%
(Cost: $ 49,447,855 ) ............................... 49,068,015
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00 )
(c) (d)
394 —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 94.4%
(Cost: $ 815,781,433 ) .............................. 813,782,463
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 8.2%
(r)(u)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(v)
................... 10,110,222 $ 10,112,244
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.55% ..................... 60,683,380 60,683,380
Total Money Market Funds — 8 .2%
(Cost: $ 70,795,624 ) ............................... 70,795,624
Par (000)
Pa r (000)
U.S. Treasury Obligations — 1.4%
U.S. Treasury Bills
(w)
3.63% , 04/02/26 ................... USD 2,531 2,530,745
3.64% , 04/09/26 ................... 4,355 4,351,506
3.65% , 04/28/26 ................... 2,266 2,259,830
3.65% , 05/07/26 ................... 2,774 2,763,895
Total U.S. Treasury Obligations — 1 .4%
(Cost: $ 11,905,997 ) ............................... 11,905,976
Total Short-Term Securities — 9.6%
(Cost: $ 82,701,621 ) ............................... 82,701,600
Total Investments Before TBA Sale Commitments — 104 .0%
(Cost: $ 898,483,054 ) .............................. 896,484,063
TBA Sale Commitments
(t)
Mortgage-Backed Securities — ( 0 .4 ) %
Government National Mortgage Association ,
4.00% , 04/15/56 ................... (113) (105,833)
Uniform Mortgage-Backed Securities
2.00% , 04/25/41 - 04/25/56 ............ (192) (155,978)
2.50% , 04/25/41 ................... (2) (1,889)
3.00% , 04/25/41 - 04/25/56 ............ (394) (346,310)
4.00% , 04/25/41 ................... (2) (1,953)
4.50% , 04/25/41 - 04/25/56 ............ (889) (858,140)
5.00% , 04/25/56 ................... (1,140) (1,124,184)
5.50% , 04/25/56 ................... (293) (294,350)
6.00% , 04/25/56 ................... (713) (726,781)
Total TBA Sale Commitments — ( 0 .4 ) %
(Proceeds: $ (3,639,017) ) ........................... (3,615,418)
Total Investments Net of TBA Sale Commitments — 103 .6%
(Cost: $ 894,844,037 ) .............................. 892,868,645
Liabilities in Excess of Other Assets — (3.6) % ............. (30,702,191)
Net Assets — 100.0% ...............................
$ 862,166,454
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
All or a portion of this security is on loan.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,266,609, representing 0.15% of its net assets as of period end, and an original cost of $1,203,651.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
All or a portion of the security has been pledged in connection with outstanding centrally cleared swaps.
(k)
Convertible security.
(l)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(n)
Zero-coupon bond.
(o)
Perpetual security with no stated maturity date.
(p)
Rounds to less than 1,000.
(q)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)
Affiliate of the Fund.
(s)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(t)
Represents or includes a TBA transaction.
(u)
Annualized 7-day yield as of period end.
(v)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(w)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 95,391 $ 10,016,887
(a)
$ — $ (34) $ — $ 10,112,244 10,110,222 $ 1,289
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 41,729,435 18,953,945
(a)
— — — 60,683,380 60,683,380 520,908 —
BlackRock Allocation Target
Shares- High Income
Taxable Series , Class A .. 10,642,630 — (3,489,705) (157,502) 138,730 7,134,153 747,032 115,167 —
BlackRock Floating Rate
Income Portfolio, Class K
Shares .............. 328,822 4,949 — — (6,912) 326,859 34,996 4,951 —
iShares Broad USD High Yield
Corporate Bond ETF .... 27,804,342 — (17,534,976) 514,917 (845,772) 9,938,511 269,775 310,609 —
iShares Core Dividend Growth
ETF
(c)
.............. 648,036 2,173,130 (2,923,367) 138,215 (36,014) — — — —
iShares Core MSCI Emerging
Markets ETF .......... 8,365,260 — (4,006,402) 236,498 172,963 4,768,319 68,363 — —
iShares J.P. Morgan EM Local
Currency Bond ETF ..... 8,469,097 — — — (156,872) 8,312,225 203,731 — —
$ 732,094 $ (733,877) $ 101,275,691 $ 952,924 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 1,092 06/18/26 $ 121,195 $ (859,330)
U.S. Treasury Ultra Bond ..................................................... 453 06/18/26 52,690 (1,863,628)
U.S. Treasury 2-Year Note .................................................... 8 06/30/26 1,660 1,067
U.S. Treasury 5-Year Note .................................................... 1,436 06/30/26 155,335 (426,535)
(3,148,426)
Short Contracts
EUR Currency ............................................................ 19 06/15/26 2,752 10,593
GBP Currency ............................................................ 21 06/15/26 1,736 10,569
S&P 500 E-Mini Index ....................................................... 8 06/18/26 2,628 (16,370)
U.S. Treasury 10-Year Ultra Note ............................................... 5 06/18/26 567 8,509
U.S. Treasury Long Bond ..................................................... 4 06/18/26 455 10,400
23,701
$ (3,124,725)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Verizon Communications,
Inc. ............. 1 .00 % Quarterly 06/20/29 BBB+ USD 380 $ 6,358 $ 4,891 $ 1,467
Markit CDX North American
Investment Grade Index
Series 45.V1 ....... 1 .00 Quarterly 12/20/30 BBB+ USD 619 (11,180) (12,840) 1,660
Markit CDX North American
Investment Grade Index
Series 45.V1 ....... 1 .00 Quarterly 12/20/30 BBB+ USD 1,660 29,974 35,802 (5,828)
Oracle Corp. ......... 1 .00 Quarterly 12/20/30 BBB USD 220 (7,010) (1,015) (5,995)
$ 18,142 $ 26,838 $ (8,696)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High
Yield Index Series 45.V2 ... 5 .00 % Quarterly JPMorgan Chase Bank NA 12/20/30 USD 2,485 $ (310,262) $ (343,319) $ 33,057
Markit CDX North American
Investment Grade Index
Series 45.V1 ........... 1 .00 Quarterly Goldman Sachs International 12/20/30 USD 5,838 (35,667) (73,864) 38,197
Campbell's Co. (The) ....... 1 .00 Quarterly Bank of America NA 06/20/31 USD 1,200 (711) (3,322) 2,611
Campbell's Co. (The) ....... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 USD 1,450 (859) (3,343) 2,484
Conagra Brands, Inc. ....... 1 .00 Quarterly Bank of America NA 06/20/31 USD 880 5,293 4,434 859
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 USD 1,390 8,360 7,004 1,356
General Mills, Inc. ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 USD 118 (1,584) (1,645) 61
General Mills, Inc. ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 USD 460 (6,186) (6,448) 262

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
General Mills, Inc. ......... 1 .00 % Quarterly JPMorgan Chase Bank NA 06/20/31 USD 459 $ (6,173) $ (6,434) $ 261
$ – $ – $ –
$ (347,789) $ (426,937) $ 79,148
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Prudential Financial, Inc. . 1 .00 % Quarterly Bank of America NA 06/20/26 A USD 670 $ 1,324 $ 1,157 $ 167
Prudential Financial, Inc. . 1 .00 Quarterly Bank of America NA 06/20/26 A USD 470 929 812 117
Verizon Communications,
Inc. ............. 1 .00 Quarterly Bank of America NA 06/20/27 BBB+ USD 709 6,204 5,614 590
Verizon Communications,
Inc. ............. 1 .00 Quarterly Bank of America NA 06/20/27 BBB+ USD 582 5,093 4,608 485
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 39 638 404 234
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 39 638 405 233
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 182 2,977 1,707 1,270
AT&T, Inc. ........... 1 .00 Quarterly Deutsche Bank AG 06/20/29 BBB USD 49 802 460 342
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 38 4,297 3,783 514
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 35 3,958 3,409 549
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 81 9,160 8,069 1,091
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 58 6,562 5,682 880
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 35 3,958 3,387 571
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 92 10,403 9,110 1,293
Ford Motor Co. ....... 5 .00 Quarterly Deutsche Bank AG 06/20/29 BBB- USD 33 3,709 3,237 472
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB+ USD 110 2,267 1,382 885
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB+ USD 79 1,628 952 676
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 769 12,865 9,416 3,449
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 149 2,493 1,942 551
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 90 1,506 1,079 427
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 112 1,874 1,460 414
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 123 2,058 1,636 422
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 436 7,295 5,665 1,630
Boeing Co. (The) ...... 1 .00 Quarterly Bank of America NA 12/20/30 BBB- USD 138 1,757 1,914 (157)
Boeing Co. (The) ...... 1 .00 Quarterly Bank of America NA 12/20/30 BBB- USD 336 4,277 4,661 (384)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 10 1,001 1,168 (167)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 70 7,008 8,073 (1,065)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 30 3,003 3,551 (548)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 60 6,007 6,996 (989)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 30 3,003 3,416 (413)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 70 7,008 8,000 (992)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 70 7,007 8,063 (1,056)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 30 3,003 3,431 (428)
CCO Holdings LLC .... 5 .00 Quarterly Barclays Bank plc 12/20/30 BB- USD 40 4,004 4,753 (749)
CCO Holdings LLC .... 5 .00 Quarterly Citibank NA 12/20/30 BB- USD 30 3,003 3,412 (409)
CCO Holdings LLC .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- USD 50 5,006 5,598 (592)
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BB- USD 60 6,007 6,717 (710)
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BB- USD 10 1,001 1,190 (189)

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Oracle Corp. ......... 1 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/30 BBB USD 270 $ (8,603) $ (1,247) $ (7,356)
Petroleos Mexicanos ... 1 .00 Quarterly
Goldman Sachs
International 12/20/30 BBB USD 60 (5,120) (4,787) (333)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/30 BB+ USD 220 583 23 560
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB+ USD 20 53 2 51
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/30 BB+ USD 20 53 2 51
$ 141,699 $ 140,312 $ 1,387
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 130,446,152 $ — $ 130,446,152
Common Stocks
Aerospace & Defense .................................... 3,531,939 3,208,238 — 6,740,177
Air Freight & Logistics .................................... 700,250 — — 700,250
Automobile Components .................................. 50,431 162,326 — 212,757
Automobiles .......................................... — 814,003 — 814,003
Banks ............................................... 4,989,260 3,569,651 — 8,558,911
Beverages ........................................... 1,803,020 43,317 — 1,846,337
Biotechnology ......................................... — 167,463 — 167,463
Broadline Retail ........................................ 208,868 1,044,485 — 1,253,353
Building Products ....................................... 1,266,879 131,974 — 1,398,853
Capital Markets ........................................ 4,521,395 85,149 — 4,606,544

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

Level 1 Level 2 Level 3 Total
Chemicals ............................................ $ 2,297,339 $ 1,807,648 $ — $ 4,104,987
Commercial Services & Supplies ............................. 100,571 152,985 — 253,556
Communications Equipment ................................ 394,585 107,413 — 501,998
Construction & Engineering ................................ 278,283 463,278 30,450 772,011
Consumer Finance ...................................... 428,009 — — 428,009
Consumer Staples Distribution & Retail ........................ 2,274,730 205,839 — 2,480,569
Containers & Packaging .................................. 105,508 15,440 — 120,948
Diversified Consumer Services .............................. 703,150 — — 703,150
Diversified REITs ....................................... 323,026 268,773 — 591,799
Diversified Telecommunication Services ........................ 1,138,249 1,287,835 — 2,426,084
Electric Utilities ........................................ 1,813,216 352,402 — 2,165,618
Electrical Equipment ..................................... 733,647 — — 733,647
Electronic Equipment, Instruments & Components ................. 392,270 144,659 — 536,929
Energy Equipment & Services .............................. 768,986 — — 768,986
Financial Services ...................................... 1,124,031 68,467 40,455 1,232,953
Food Products ......................................... 1,118,625 332,180 — 1,450,805
Gas Utilities ........................................... 324,801 50,861 — 375,662
Ground Transportation ................................... 183,928 37 — 183,965
Health Care Equipment & Supplies ........................... 1,235,667 78,834 — 1,314,501
Health Care Providers & Services ............................ 2,523,686 23,018 — 2,546,704
Health Care REITs ...................................... 1,224,520 137,564 — 1,362,084
Hotel & Resort REITs .................................... — 67,725 — 67,725
Hotels, Restaurants & Leisure .............................. 1,107,720 27,779 14,442 1,149,941
Household Durables ..................................... 125,831 1,436,529 — 1,562,360
Household Products ..................................... 920,661 168,202 — 1,088,863
Industrial Conglomerates .................................. 69,843 893,405 — 963,248
Industrial REITs ........................................ 824,455 856,812 — 1,681,267
Insurance ............................................ 2,502,656 2,051,762 — 4,554,418
Interactive Media & Services ............................... 5,273,769 — — 5,273,769
IT Services ........................................... 2,256,325 130,657 30,891 2,417,873
Machinery ............................................ 5,101,291 550,758 — 5,652,049
Marine Transportation .................................... — 51,429 — 51,429
Media ............................................... — 65,553 63,952 129,505
Metals & Mining ........................................ 1,167,839 149,390 — 1,317,229
Multi-Utilities .......................................... 2,583,563 81,618 — 2,665,181
Office REITs .......................................... 467,007 — — 467,007
Oil, Gas & Consumable Fuels ............................... 6,523,632 1,474,163 — 7,997,795
Passenger Airlines ...................................... — 20,191 — 20,191
Pharmaceuticals ....................................... 5,763,062 2,141,282 — 7,904,344
Professional Services .................................... 1,161,451 26,179 — 1,187,630
Real Estate Management & Development ....................... 96,312 1,109,629 — 1,205,941
Residential REITs ....................................... 1,085,573 111,435 — 1,197,008
Retail REITs .......................................... 924,510 94,439 — 1,018,949
Semiconductors & Semiconductor Equipment .................... 5,800,518 3,678,730 — 9,479,248
Software ............................................. 5,774,852 56,602 — 5,831,454
Specialized REITs ...................................... 1,438,890 181,819 — 1,620,709
Specialty Retail ........................................ 1,661,837 718,563 — 2,380,400
Technology Hardware, Storage & Peripherals .................... 2,227,504 76,223 — 2,303,727
Tobacco ............................................. — 1,395,971 — 1,395,971
Trading Companies & Distributors ............................ — 635,416 — 635,416
Transportation Infrastructure ............................... — — 7,407 7,407
Water Utilities ......................................... 210,531 78,354 — 288,885
Wireless Telecommunication Services ......................... 755,268 26,048 — 781,316
Corporate Bonds
Aerospace & Defense .................................... — 9,064,915 — 9,064,915
Air Freight & Logistics .................................... — 127,836 — 127,836
Automobile Components .................................. — 2,126,899 — 2,126,899
Automobiles .......................................... — 833,455 — 833,455
Banks ............................................... — 35,438,100 — 35,438,100
Beverages ........................................... — 410,266 — 410,266
Biotechnology ......................................... — 3,502,060 — 3,502,060
Broadline Retail ........................................ — 3,326,263 — 3,326,263
Building Products ....................................... — 958,542 — 958,542
Capital Markets ........................................ — 15,082,986 — 15,082,986
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

Level 1 Level 2 Level 3 Total
Chemicals ............................................ $ — $ 4,634,116 $ — $ 4,634,116
Commercial Services & Supplies ............................. — 3,056,502 — 3,056,502
Communications Equipment ................................ — 1,545,735 — 1,545,735
Construction & Engineering ................................ — 135,575 — 135,575
Consumer Finance ...................................... — 13,377,665 — 13,377,665
Consumer Staples Distribution & Retail ........................ — 434,431 — 434,431
Containers & Packaging .................................. — 2,966,967 — 2,966,967
Distributors ........................................... — 85,719 — 85,719
Diversified Consumer Services .............................. — 429,195 — 429,195
Diversified REITs ....................................... — 2,806,900 — 2,806,900
Diversified Telecommunication Services ........................ — 6,853,353 — 6,853,353
Electric Utilities ........................................ — 18,458,023 495,757 18,953,780
Electrical Equipment ..................................... — 1,611,310 — 1,611,310
Electronic Equipment, Instruments & Components ................. — 203,997 — 203,997
Energy Equipment & Services .............................. — 1,258,716 — 1,258,716
Entertainment ......................................... — 553,001 — 553,001
Financial Services ...................................... — 6,120,239 — 6,120,239
Food Products ......................................... — 1,629,460 — 1,629,460
Gas Utilities ........................................... — 540,874 — 540,874
Ground Transportation ................................... — 3,117,686 — 3,117,686
Health Care Equipment & Supplies ........................... — 3,013,559 — 3,013,559
Health Care Providers & Services ............................ — 10,286,680 — 10,286,680
Health Care REITs ...................................... — 3,009,404 — 3,009,404
Health Care Technology .................................. — 134,045 — 134,045
Hotel & Resort REITs .................................... — 847,679 — 847,679
Hotels, Restaurants & Leisure .............................. — 3,625,302 — 3,625,302
Household Durables ..................................... — 870,710 — 870,710
Independent Power and Renewable Electricity Producers ............ — 1,152,499 — 1,152,499
Industrial Conglomerates .................................. — 1,806,550 — 1,806,550
Industrial REITs ........................................ — 220,264 — 220,264
Insurance ............................................ — 6,628,236 — 6,628,236
Interactive Media & Services ............................... — 1,893,331 — 1,893,331
IT Services ........................................... — 5,882,125 — 5,882,125
Life Sciences Tools & Services .............................. — 841,070 — 841,070
Machinery ............................................ — 929,769 — 929,769
Media ............................................... — 4,988,641 — 4,988,641
Metals & Mining ........................................ — 5,633,612 — 5,633,612
Mortgage Real Estate Investment Trusts (REITs) .................. — 104,464 — 104,464
Multi-Utilities .......................................... — 1,437,021 — 1,437,021
Oil, Gas & Consumable Fuels ............................... — 21,460,030 — 21,460,030
Passenger Airlines ...................................... — 584,980 — 584,980
Personal Care Products .................................. — 33,760 — 33,760
Pharmaceuticals ....................................... — 6,772,776 — 6,772,776
Professional Services .................................... — 438,589 — 438,589
Real Estate Management & Development ....................... — 196,630 — 196,630
Residential REITs ....................................... — 1,133,777 — 1,133,777
Retail REITs .......................................... — 980,780 — 980,780
Semiconductors & Semiconductor Equipment .................... — 4,962,866 213,150 5,176,016
Software ............................................. — 9,197,231 493,750 9,690,981
Specialized REITs ...................................... — 2,763,174 — 2,763,174
Specialty Retail ........................................ — 1,382,494 — 1,382,494
Technology Hardware, Storage & Peripherals .................... — 635,449 — 635,449
Textiles, Apparel & Luxury Goods ............................ — 196,751 — 196,751
Tobacco ............................................. — 5,149,508 — 5,149,508
Trading Companies & Distributors ............................ — 3,810,476 — 3,810,476
Transportation Infrastructure ............................... — — 6,230 6,230
Wireless Telecommunication Services ......................... — 1,562,219 — 1,562,219
Equity-Linked Notes ...................................... — 60,042,894 — 60,042,894
Fixed Rate Loan Interests ................................... — 632,257 — 632,257
Floating Rate Loan Interests
Aerospace & Defense .................................... — 2,006,537 — 2,006,537
Automobile Components .................................. — 1,334,015 — 1,334,015
Automobiles .......................................... — 292,695 — 292,695
Beverages ........................................... — 287,226 — 287,226
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

Level 1 Level 2 Level 3 Total
Biotechnology ......................................... $ — $ 360,858 $ — $ 360,858
Broadline Retail ........................................ — 430,902 — 430,902
Building Products ....................................... — 842,244 37,457 879,701
Capital Markets ........................................ — 3,010,125 56,858 3,066,983
Chemicals ............................................ — 2,309,031 138,049 2,447,080
Commercial Services & Supplies ............................. — 1,989,579 225,042 2,214,621
Communications Equipment ................................ — 160,287 — 160,287
Construction & Engineering ................................ — 866,899 — 866,899
Construction Materials .................................... — 1,149,537 — 1,149,537
Consumer Staples Distribution & Retail ........................ — 517,177 — 517,177
Containers & Packaging .................................. — 1,729,398 — 1,729,398
Diversified Consumer Services .............................. — 455,448 — 455,448
Diversified Telecommunication Services ........................ — 1,090,200 — 1,090,200
Electric Utilities ........................................ — 576,902 — 576,902
Electronic Equipment, Instruments & Components ................. — 253,667 346,639 600,306
Energy Equipment & Services .............................. — 211,437 — 211,437
Entertainment ......................................... — 2,049,910 — 2,049,910
Financial Services ...................................... — 1,900,986 25,805 1,926,791
Food Products ......................................... — 823,699 — 823,699
Gas Utilities ........................................... — 240,955 — 240,955
Ground Transportation ................................... — 451,041 — 451,041
Health Care Equipment & Supplies ........................... — 954,029 — 954,029
Health Care Providers & Services ............................ — 1,627,480 1,203 1,628,683
Health Care Technology .................................. — 770,534 114,863 885,397
Hotels, Restaurants & Leisure .............................. — 2,910,403 182,649 3,093,052
Household Durables ..................................... — 494,547 — 494,547
Household Products ..................................... — 152,100 — 152,100
Independent Power and Renewable Electricity Producers ............ — 431,104 — 431,104
Industrial Conglomerates .................................. — 1,166,155 — 1,166,155
Insurance ............................................ — 2,421,548 — 2,421,548
IT Services ........................................... — 2,282,293 — 2,282,293
Leisure Products ....................................... — 48,847 — 48,847
Life Sciences Tools & Services .............................. — 204,271 — 204,271
Machinery ............................................ — 2,755,794 53,595 2,809,389
Media ............................................... — 1,231,560 — 1,231,560
Multi-Utilities .......................................... — 230,993 — 230,993
Oil, Gas & Consumable Fuels ............................... — 1,057,104 142,383 1,199,487
Paper & Forest Products .................................. — — — —
Passenger Airlines ...................................... — 987,115 — 987,115
Pharmaceuticals ....................................... — 763,438 — 763,438
Professional Services .................................... — 1,164,381 — 1,164,381
Real Estate Management & Development ....................... — — 35,684 35,684
Semiconductors & Semiconductor Equipment .................... — 519,850 — 519,850
Software ............................................. — 4,948,631 143,936 5,092,567
Specialty Retail ........................................ — 1,391,104 — 1,391,104
Technology Hardware, Storage & Peripherals .................... — 238,125 — 238,125
Tobacco ............................................. — 10,947 — 10,947
Trading Companies & Distributors ............................ — 540,262 38,739 579,001
Transportation Infrastructure ............................... — 414,650 118,942 533,592
Wireless Telecommunication Services ......................... — 261,987 — 261,987
Foreign Agency Obligations ................................. — 1,428,960 — 1,428,960
Foreign Government Obligations .............................. — 684,900 — 684,900
Investment Companies .................................... 30,480,067 — — 30,480,067
Non-Agency Mortgage-Backed Securities ........................ — 95,174,090 — 95,174,090
Other Interests .......................................... — — — —
Preferred Securities
Banks ............................................... — 3,140,924 — 3,140,924
Capital Markets ........................................ — 1,210,706 — 1,210,706
Chemicals ............................................ — 145,512 — 145,512
Consumer Finance ...................................... — 184,296 — 184,296
Electric Utilities ........................................ — 686,131 — 686,131
Gas Utilities ........................................... — 26,363 — 26,363
Independent Power and Renewable Electricity Producers ............ — 71,860 — 71,860
IT Services ........................................... — — 5,496 5,496
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Managed Income Fund

Level 1 Level 2 Level 3 Total
Machinery ............................................ $ — $ — $ 2,329 $ 2,329
Multi-Utilities .......................................... — 549,173 — 549,173
Oil, Gas & Consumable Fuels ............................... — 702,415 — 702,415
Rights ................................................ — 80 — 80
U.S. Government Sponsored Agency Securities .................... — 49,068,015 — 49,068,015
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 70,795,624 — — 70,795,624
U.S. Treasury Obligations ................................... — 11,905,976 — 11,905,976
Unfunded Floating Rate Loan Interests
(a)
........................... — 18 — 18
Liabilities
Investments
TBA Sale Commitments .................................... — (3,615,418) — (3,615,418)
Unfunded Floating Rate Loan Interests
(a)
........................... — (660) (1,967) (2,627)
$ 193,659,460 $ 696,142,390 $ 3,064,186 $ 892,866,036
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 100,199 $ — $ 100,199
Foreign currency exchange contracts ............................ 21,162 — — 21,162
Interest rate contracts ....................................... 19,976 — — 19,976
Liabilities
Credit contracts ........................................... — (28,360) — (28,360)
Equity contracts ........................................... (16,370) — — (16,370)
Interest rate contracts ....................................... (3,149,493) — — (3,149,493)
$ (3,124,725) $ 71,839 $ — $ (3,052,886)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
CHF Swiss Franc
EUR Euro
GBP British Pound
SGD Singapore Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
DAC Designated Activity Company
EM Emerging Markets
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SAB Special Assessment Bonds
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced
Fair Value Hierarchy as of Period End (continued)